UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	38
Statements of changes in net assets	40
Financial highlights	46
Notes to financial statements	64
About the organization	78

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2012 to February 28, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2012 to Feb. 28, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,019.50	0.90%	$4.51
Class B	1,000.00	1,015.80	1.65%	8.25
Class C	1,000.00	1,015.80	1.65%	8.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,016.30	0.84%	$4.20
Class B	1,000.00	1,012.10	1.69%	8.43
Class C	1,000.00	1,012.10	1.69%	8.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,016.41	1.69%	8.45

2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,021.90	0.89%	$4.46
Class B	1,000.00	1,018.10	1.64%	8.21
Class C	1,000.00	1,018.10	1.64%	8.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.30%
Corporate-Backed Revenue Bonds	4.73%
Education Revenue Bonds	8.56%
Electric Revenue Bonds	4.31%
Healthcare Revenue Bonds	36.07%
Housing Revenue Bonds	5.77%
Lease Revenue Bonds	6.80%
Local General Obligation Bonds	8.35%
Pre-Refunded/Escrowed to Maturity Bonds	10.70%
Special Tax Revenue Bonds	3.76%
State General Obligation Bonds	5.23%
Transportation Revenue Bonds	2.96%
Water & Sewer Revenue Bonds	1.06%
Short-Term Investments	0.57%
Total Value of Securities	98.87%
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

4

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.16%
Corporate-Backed Revenue Bonds	3.49%
Education Revenue Bonds	13.78%
Electric Revenue Bonds	8.44%
Healthcare Revenue Bonds	28.05%
Housing Revenue Bonds	1.39%
Lease Revenue Bonds	6.66%
Local General Obligation Bonds	17.83%
Pre-Refunded/Escrowed to Maturity Bonds	4.57%
Special Tax Revenue Bonds	3.84%
State General Obligation Bonds	3.94%
Transportation Revenue Bonds	3.84%
Water & Sewer Revenue Bonds	2.33%
Short-Term Investments	0.99%
Total Value of Securities	99.15%
Receivables and Other Assets Net of Liabilities	0.85%
Total Net Assets	100.00%

5

Security type/sector allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	96.39%
Corporate-Backed Revenue Bonds	5.03%
Education Revenue Bonds	10.11%
Electric Revenue Bonds	6.02%
Healthcare Revenue Bonds	38.35%
Housing Revenue Bonds	8.73%
Lease Revenue Bonds	5.48%
Local General Obligation Bonds	8.41%
Pre-Refunded Bonds	1.67%
Special Tax Revenue Bonds	8.19%
State General Obligation Bonds	1.94%
Transportation Revenue Bonds	2.09%
Water & Sewer Revenue Bonds	0.37%
Short-Term Investments	2.12%
Total Value of Securities	98.51%
Receivables and Other Assets Net of Liabilities	1.49%
Total Net Assets	100.00%

6

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.30%
Corporate-Backed Revenue Bonds – 4.73%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,028,280
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,898,960
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,314,547
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	7,895,000	8,005,372
		30,247,159

Education Revenue Bonds – 8.56%
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,734,290
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/28	8,900,000	10,391,373
5.00% 10/1/29 (NATL-RE)	5,665,000	6,197,397
Refunding 5.00% 10/1/20	1,060,000	1,314,262
Refunding 5.00% 10/1/21	1,340,000	1,682,330
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,281,300
Series 6-J1 5.00% 5/1/36	2,225,000	2,266,830
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,620,200
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,147,960
Series 7-D
5.00% 3/1/30	1,500,000	1,731,060
5.00% 3/1/40	3,000,000	3,384,750
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,534,754
5.00% 10/1/23	350,000	411,215
5.00% 10/1/24	475,000	552,672
5.00% 10/1/27	200,000	228,638
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,186,300
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,073,402
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,603,900
Series 7-A 5.00% 10/1/39	2,000,000	2,234,400
University of Minnesota Series A 4.00% 2/1/37	3,860,000	4,187,405
		54,764,438

7

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.31%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	$1,500,000	$1,682,490
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,247,380
Hutchinson Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	796,572
5.00% 12/1/19	520,000	627,520
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,247,380
Series A
5.00% 10/1/34	6,250,000	6,632,125
5.125% 10/1/29	3,000,000	3,189,330
^ Southern Minnesota Municipal Power Agency Supply
System Revenue Capital Appreciation
Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,499,950
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/27	3,750,000	4,609,238
		27,531,985
Healthcare Revenue Bonds – 36.07%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,170,938
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,622,595
6.20% 7/1/45	2,000,000	2,157,700
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	1,085,930
7.00% 11/1/46	1,220,000	1,319,869
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,199,675
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,777,760
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,607,150

8

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	$600,000	$642,300
6.00% 6/15/39	3,570,000	3,862,919
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,315,763
5.40% 8/1/40	1,000,000	1,052,290
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
Refunding 4.00% 4/1/24	500,000	531,855
Refunding 4.00% 4/1/25	660,000	698,148
Refunding 4.00% 4/1/31	450,000	461,205
5.00% 4/1/31	1,000,000	1,014,350
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,089,742
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A
6.375% 11/15/23	180,000	219,670
6.625% 11/15/28	3,000,000	3,701,910
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,406,293
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,593,200
5.00% 11/15/34 (AMBAC)	4,750,000	4,908,413
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,060,658
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,721,858
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,879,333
5.25% 8/15/35	2,085,000	2,386,866
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,036,700

9

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	$1,895,000	$1,896,194
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,358,013
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,914,100
5.50% 2/15/25 (ASSURED GTY)	5,120,000	6,060,186
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,360
6.375% 11/15/29	15,000	15,064
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,999,723
Red Wing Senior Housing Refunding
(Deer Crest Project) Series A
5.00% 11/1/27	430,000	454,600
5.00% 11/1/32	330,000	337,861
5.00% 11/1/42	1,250,000	1,254,675
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
7.375% 12/1/41	5,220,000	5,880,956
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	11,725,000	12,463,088
•Series A 4.00% 11/15/30	2,500,000	2,888,850
Series D Remarketing 5.00% 11/15/38	6,405,000	7,304,582
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	2,042,067
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,337,472
6.375% 9/1/42	2,435,000	2,595,588
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,044,480
5.25% 9/1/34	7,000,000	7,126,280
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services)
5.55% 10/1/36	1,500,000	1,525,440

10

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	$1,000,000	$1,121,840
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,668,640
Series A
5.00% 5/1/25	1,035,000	1,101,468
5.125% 5/1/30	10,350,000	11,565,089
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	16,975,000	19,227,412
Series C
5.50% 7/1/23	3,000,000	3,388,050
5.625% 7/1/26	1,925,000	2,179,216
5.75% 7/1/30	5,000,000	5,654,000
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,702,010
Series A-1 5.25% 11/15/29	5,605,000	6,313,808
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,299,818
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,279,026
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,329,360
6.00% 11/15/35	10,340,000	11,140,729
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	501,060
5.375% 5/1/43	500,000	499,735
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,024,910
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,535,715

11

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	$1,050,000	$1,094,814
5.75% 11/1/39	2,365,000	2,490,747
6.00% 5/1/47	3,685,000	3,916,787
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation)
4.50% 7/1/25	850,000	901,833
4.65% 7/1/26	540,000	573,437
		230,714,173
Housing Revenue Bonds – 5.77%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	720,000	721,238
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,186,880
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	795,000	796,431
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,270,000	1,272,121
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,215,000	2,270,840
Series I 4.85% 7/1/38 (AMT)	1,705,000	1,750,626
Series I 5.15% 7/1/38 (AMT)	4,705,000	4,848,079
Series L 5.10% 7/1/38 (AMT)	8,880,000	9,499,913
Series M 4.875% 7/1/37 (AMT)	4,390,000	4,496,721
Minnesota Housing Finance Agency
Homeownership Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,305,000	2,499,680
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	560,000	560,790
		36,903,319
Lease Revenue Bonds – 6.80%
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	7,635,000	8,600,903
5.00% 3/1/27	3,840,000	4,662,874
5.00% 3/1/28	2,500,000	3,013,650
5.00% 3/1/29	6,475,000	7,758,993

12

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	$2,500,000	$2,510,450
5.25% 12/1/27	3,840,000	3,855,706
Series 3-12 5.125% 12/1/27	3,000,000	3,101,310
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,066,040
Series 3-11 5.00% 12/1/27	2,500,000	2,582,075
Series 9 5.25% 12/1/27	725,000	727,965
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science
Research Facilities Funding Program)
Series A 5.00% 8/1/35	3,960,000	4,640,209
		43,520,175
Local General Obligation Bonds – 8.35%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	596,540
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	2,255,000	2,510,446
4.00% 2/1/23	5,990,000	6,599,123
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,524,896
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,535,750
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,283,916
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,137,180
Prior Lake-Savage Independent School District #719
(School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,409,369
^ Sartell-St. Stephen Independent School District #748
Capital Appreciation Refunding Series B
6.05% 2/1/15 (NATL-RE)	1,075,000	1,052,844
6.10% 2/1/16 (NATL-RE)	1,750,000	1,688,645
Shakopee Independent School District #720
(School Building)
4.00% 2/1/26	1,600,000	1,817,760
5.00% 2/1/20	1,385,000	1,713,176

13

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Washington County Independent School
District #833 (School Building) Series A
4.75% 2/1/25	$2,500,000	$2,874,050
4.75% 2/1/26	3,600,000	4,078,512
4.75% 2/1/27	2,300,000	2,605,716
Staples United Hospital District (Todd Morrison ETC
Hospital-Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,108,380
5.125% 12/1/24	1,000,000	1,048,200
Thief River Falls Independent School District #564
(School Building) Series A 4.00% 2/1/30	800,000	889,696
Watertown-Mayer Independent School District #111
4.00% 2/1/19	950,000	1,102,922
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/25	2,210,000	2,645,657
5.00% 2/1/27	1,000,000	1,182,960
		53,405,738
§Pre-Refunded/Escrowed to Maturity Bonds – 10.70%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	498,227
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,525,390
(Bloomington Mortgage) refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,562,450
Metropolitan Council Waste Water Treatment Series C
5.00% 3/1/28-16	5,000,000	5,550,150
Southern Minnesota Municipal Power Agency Supply
Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	590,000	633,206
5.75% 1/1/18-13 (NATL-RE) (IBC)	910,000	976,639
Series A 5.75% 1/1/18-13	3,420,000	3,670,447
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.25% 7/1/30-14	7,000,000	7,464,100

14

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota Series A 5.50% 7/1/21	$12,500,000	$15,713,250
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	868,453
		68,462,312
Special Tax Revenue Bonds – 3.76%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,488,668
5.00% 12/15/20	1,000,000	1,182,250
5.00% 12/15/24	1,150,000	1,349,997
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,524,460
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,000,220
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24	2,925,000	3,448,868
5.00% 6/1/25	2,000,000	2,344,820
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinate Series A
5.50% 8/1/42	2,500,000	2,664,850
5.75% 8/1/37	4,760,000	5,150,652
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	775,000	869,914
		24,024,699
State General Obligation Bonds – 5.23%
Minnesota State
Series A
5.00% 10/1/24	8,750,000	10,872,663
5.00% 10/1/27	5,280,000	6,481,147
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	6,105,750
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,688,880
Puerto Rico Commonwealth Public Improvement Refunding
Series A 5.75% 7/1/41	6,000,000	6,322,260
		33,470,700

15

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 2.96%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Senior Series A 5.00% 1/1/28	$1,250,000	$1,442,388
Subordinate Series B
5.00% 1/1/26	575,000	685,613
5.00% 1/1/27	1,160,000	1,374,078
5.00% 1/1/28	2,750,000	3,233,807
5.00% 1/1/29	120,000	140,393
5.00% 1/1/30	1,675,000	1,952,514
5.00% 1/1/31	1,250,000	1,452,863
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	2,115,549
5.00% 8/1/35	1,145,000	1,259,340
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,654,350
St. Paul Port Authority Revenue Refunding
(Amherst H Wilder Foundation) Series 3
5.00% 12/1/36	3,200,000	3,615,103
		18,925,998
Water & Sewer Revenue Bonds – 1.06%
Metropolitan Council Waste Water Revenue Series B
4.00% 9/1/27	2,400,000	2,693,904
5.00% 9/1/25	3,245,000	4,080,295
		6,774,199
Total Municipal Bonds (cost $578,920,650)		628,744,895

	Number of shares
Short-Term Investments – 0.57%
Money Market Instrument – 0.11%
Minnesota Municipal Cash Trust	715,899	715,899
		715,899

16

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Notes – 0.46%
Center City Health Care Facilities Revenue
(Hazelden Foundation Project) 0.13% 11/1/35
(LOC-U.S. Bank N.A.)	$1,500,000	$1,500,000
Minnesota Higher Education Facilities Authority Revenue
(Trustees Hamline University)
Series 6-E3 0.11% 10/1/16
(LOC-BMO Harris Bank N.A.)	960,000	960,000
St. Paul Port Authority District Heating Revenue Refunding
Series N-1 0.10% 2/1/28 (LOC-U.S. Bank N.A.)	485,000	485,000
		2,945,000
Total Short-Term Investments (cost $3,660,899)		3,660,899

Total Value of Securities – 98.87%
(cost $582,581,549)		632,405,794
Receivables and Other Assets
Net of Liabilities – 1.13%		7,199,747
Net Assets Applicable to 49,317,618
Shares Outstanding – 100.00%		$639,605,541

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($589,755,053 / 45,484,843 Shares)		$12.97
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($1,787,861 / 137,787 Shares)		$12.98
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($48,062,627 / 3,694,988 Shares)		$13.01

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$587,290,852
Distributions in excess of net investment income		(150,998)
Accumulated net realized gain on investments		2,641,442
Net unrealized appreciation of investments		49,824,245
Total net assets		$639,605,541

17

Statements of net assets
Delaware Tax-Free Minnesota Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.97
Sales charge (4.50% of offering price) (B)	0.61
Offering price	$13.58

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

18

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.16%
Corporate-Backed Revenue Bonds – 3.49%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,701,847
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	740,528
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	520,000	525,091
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,185,000	1,201,566
		4,169,032
Education Revenue Bonds – 13.78%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,156,850
Refunding 4.00% 10/1/18	1,190,000	1,376,652
5.00% 10/1/28	1,000,000	1,167,570
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,150,450
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	275,065
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	800,738
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	503,357
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	368,014
4.50% 10/1/23	265,000	299,490
(St. Scholastica College)
Series 7-R
4.00% 12/1/32	350,000	362,733
4.25% 12/1/27	350,000	372,033
Series H 5.125% 12/1/30	1,000,000	1,096,680
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,709,917
Series 6-X 5.00% 4/1/24	1,000,000	1,145,280
University of Minnesota Series A
4.00% 2/1/37	500,000	542,410
5.00% 12/1/23	1,000,000	1,226,820
5.00% 12/1/26	1,000,000	1,230,600
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,702,109
		16,486,768

19

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 8.44%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/21	$1,095,000	$1,303,827
5.00% 1/1/23	1,000,000	1,193,250
5.00% 1/1/24	500,000	592,275
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,109,080
Hutchinson Utilities Commission Series A 5.00% 12/1/19	500,000	603,385
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,113,440
Northern Municipal Power Agency Electric System
Revenue Series A
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,082,870
5.00% 1/1/16 (ASSURED GTY)	700,000	784,644
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,153,440
Southern Minnesota Municipal Power Agency
Supply System Revenue
Series A 5.25% 1/1/16 (AMBAC)	500,000	563,665
Western Minnesota Municipal Power Agency Refunding
Series A 4.00% 1/1/29	540,000	596,614
		10,096,490
Healthcare Revenue Bonds – 28.05%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	818,738
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	535,250
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	523,920
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) Refunding
4.00% 4/1/26	270,000	283,759
4.00% 4/1/27	400,000	417,192
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,850,955
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,233,590

20

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	$1,205,000	$1,347,961
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital)
Series A 5.25% 8/15/25	1,000,000	1,174,500
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	883,567
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,021,510
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,959,075
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	478,477
Rochester Health Care & Housing Revenue (Samaritan
Bethany) Refunding Series A 6.875% 12/1/29	950,000	1,060,105
Rochester Health Care Facilities Revenue
(Mayo Clinic)
•Series A 4.00% 11/15/30	1,500,000	1,733,310
•Series C 4.50% 11/15/38	3,000,000	3,634,049
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,101,980
Sartell Health Care Revenue
(Country Manor Campus Project) Series A
5.00% 9/1/21	1,050,000	1,110,344
6.125% 9/1/30	845,000	895,759
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	565,900
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.50% 7/1/29	1,000,000	1,128,880
Series C 5.625% 7/1/26	2,500,000	2,830,150
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,259,380
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	516,365
5.00% 2/1/27	1,000,000	1,086,580

21

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (continued)
(Senior Carondelet Village Project)
Series A 6.25% 8/1/30	$1,000,000	$1,081,330
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series B 4.875% 5/1/19	1,000,000	1,010,960
		33,543,586
Housing Revenue Bonds – 1.39%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,325,000	1,327,213
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,630
		1,657,843
Lease Revenue Bonds – 6.66%
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	1,500,000	1,689,765
5.00% 3/1/27	1,000,000	1,214,290
5.00% 3/1/29	1,500,000	1,797,450
Puerto Rico Public Finance (Commonwealth Appropriate)
Series B 6.00% 8/1/25	1,125,000	1,210,331
St. Paul Housing & Redevelopment Authority Refunding
(Minnesota Public Radio)
5.00% 12/1/25	1,000,000	1,137,920
Virginia Housing & Redevelopment Authority
Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	914,487
		7,964,243
Local General Obligation Bonds – 17.83%
Anoka County Capital Improvements
Series C 5.00% 2/1/27	500,000	582,025
Anoka-Hennepin Independent School District #11
(School Building) Refunding 5.00% 2/1/17	1,000,000	1,167,710
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,783,199
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,939,568

22

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County Series B 4.00% 12/1/20	$500,000	$595,535
Mankato Independent School District #77
(School Building) 4.125% 2/1/22	1,000,000	1,126,200
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	635,600
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,654,740
Olmsted County Refunding Series A 4.00% 2/1/24	2,000,000	2,325,620
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,327,689
South Washington County Independent School
District #833 (School Building)
Series A 4.00% 2/1/22	750,000	823,890
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	1,020,000	1,089,013
Series B Refunding 5.00% 2/1/20	1,140,000	1,416,074
Thief River Falls Independent School District #564
(School Building) 4.00% 2/1/30	500,000	556,060
White Bear Lake Independent School District #624
(Alternative Facilities) Series B
4.75% 2/1/22	1,000,000	1,169,450
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/23	500,000	606,890
5.00% 2/1/27	440,000	520,502
		21,319,765
§Pre-Refunded/Escrowed to Maturity Bonds – 4.57%
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28-16	1,000,000	1,110,030
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18-15	1,000,000	1,093,510
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue Series A 6.125% 8/1/29-14	5,000	5,275
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.50% 7/1/25-14	1,500,000	1,604,460
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,161,630
5.75% 7/1/18	400,000	494,120
		5,469,025

23

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 3.84%
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	$415,000	$401,355
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,434,198
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,366,057
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,130,510
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue First Subordinate Un-refunded
Series A 6.125% 8/1/29	245,000	256,321
		4,588,441
State General Obligation Bonds – 3.94%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,224,880
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	504,912
(Various Purposes)
Refunding Series A 5.00% 12/1/21	1,000,000	1,240,750
Series D 4.00% 8/1/17	645,000	740,957
		4,711,499
Transportation Revenue Bonds – 3.84%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Refunding
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,437,433
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,159,510
Subordinate Series B 5.00% 1/1/26	710,000	846,583
Subordinate Series D 5.00% 1/1/22 (AMT)	1,000,000	1,155,950
		4,599,476
Water & Sewer Revenue Bonds – 2.33%
Minnesota Public Facilities Authority
Series A 5.00% 3/1/22	1,000,000	1,278,970
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,510,582
		2,789,552
Total Municipal Bonds (cost $109,478,478)		117,395,720

24

	Number of shares	Value
Short-Term Investments – 0.99%
Money Market Instrument – 0.34%
Minnesota Municipal Cash Trust	402,753	$402,753
		402,753

	Principal amount
¤Variable Rate Demand Note – 0.65%
St. Paul Housing & Redevelopment Authority Revenue
(Minnesota Public Radio Project)
0.13% 5/1/22 (LOC-JPMorgan Chase Bank N.A.)	$780,000	780,000
		780,000
Total Short-Term Investments (cost $1,182,753)		1,182,753

Total Value of Securities – 99.15%
(cost $110,661,231)		118,578,473
Receivables and Other Assets
Net of Liabilities – 0.85%		1,011,983
Net Assets Applicable to 10,355,835
Shares Outstanding – 100.00%		$119,590,456

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($102,850,603 / 8,908,881 Shares)		$11.54
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($128,198 / 11,071 Shares)		$11.58
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($16,611,655 / 1,435,883 Shares)		$11.57

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$111,213,666
Undistributed net investment income		2,522
Accumulated net realized gain on investments		457,026
Net unrealized appreciation of investments		7,917,242
Total net assets		$119,590,456

25

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $401,355, which represented 0.36% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.54
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$11.87

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

26

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.39%
Corporate-Backed Revenue Bonds – 5.03%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$2,700,000	$2,710,907
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,727,898
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,761,935
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,365,000	2,398,063
		8,598,803
Education Revenue Bonds – 10.11%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
Series A 7.00% 8/1/38	500,000	534,475
Duluth Housing & Redevelopment Authority
(Public School Academy)
Series A 5.875% 11/1/40	1,000,000	1,066,940
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	712,964
Series 6-J1 5.00% 5/1/36	1,000,000	1,018,800
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,572,120
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,042,840
(St. Catherine University) Series 7-Q
5.00% 10/1/25	325,000	375,801
5.00% 10/1/26	280,000	322,585
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	892,964
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	1,059,900
5.00% 10/1/22	1,000,000	1,135,560
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	813,585
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,674,315
Series 7-A 5.00% 10/1/39	1,000,000	1,117,200
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,688,490

27

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Series A
4.00% 2/1/38	$1,000,000	$1,083,930
5.125% 4/1/34	1,000,000	1,182,960
		17,295,429
Electric Revenue Bonds – 6.02%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,109,080
Hutchinson Utilities Commission Series A
5.00% 12/1/22	490,000	601,955
5.00% 12/1/26	360,000	432,893
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,918,135
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,182,600
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,684,597
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	500,000	563,665
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/29	1,500,000	1,810,050
		10,302,975
Healthcare Revenue Bonds – 38.35%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	731,444
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,785,069
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project)
Series A 6.875% 5/1/40	1,000,000	1,103,870
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,029,020
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,085,720
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	500,580

28

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	$200,000	$214,100
6.00% 6/15/39	1,000,000	1,082,050
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
Refunding 4.00% 4/1/31	1,000,000	1,024,900
5.00% 4/1/20	1,100,000	1,115,785
5.00% 4/1/31	1,965,000	1,993,198
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	1,021,210
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,333,738
5.25% 5/1/37	1,000,000	1,047,370
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,467,940
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	308,398
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,100,050
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	545,732
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	1,000,630
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project)
Series A 5.15% 6/1/29	550,000	551,276
Northfield Hospital Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,048,070
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,638,420
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,965

29

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	$400,000	$414,624
6.00% 4/1/41	1,250,000	1,288,938
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,115,900
7.375% 12/1/41	375,000	422,483
Rochester Health Care Facilities Revenue (Mayo Clinic)
4.00% 11/15/41	3,750,000	3,986,062
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/22	1,080,000	1,153,300
6.25% 9/1/36	925,000	986,938
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,018,040
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,667,160
Series A 5.125% 5/1/30	2,125,000	2,374,475
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	3,830,000	4,338,202
Series C 5.50% 7/1/23	1,000,000	1,129,350
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,226,192
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,050,610
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	821,090
(Senior Episcopal Homes Project)
Refunding Series A 5.15% 11/1/42	775,000	780,262
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,087,890
6.00% 11/15/30	1,000,000	1,082,340

30

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	$1,000,000	$999,470
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,070,960
5.00% 6/1/35	1,000,000	1,024,910
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,602
Washington County Housing & Redevelopment
Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,023,810
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	260,000	271,097
5.75% 11/1/39	590,000	621,370
6.00% 5/1/47	920,000	977,868
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group)
5.15% 7/1/31	1,500,000	1,593,165
		65,589,643
Housing Revenue Bonds – 8.73%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	985,260
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Refunding Series A 7.25% 11/1/29	2,000,000	2,003,440
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	995,000	995,448
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	495,000	495,827
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	293,355	302,384

31

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	$585,000	$588,545
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,315,985
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	790,000	808,960
Series I 4.85% 7/1/38 (AMT)	985,000	1,011,359
Series L 5.10% 7/1/38 (AMT)	1,350,000	1,444,244
Series M 4.875% 7/1/37 (AMT)	2,435,000	2,494,194
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	756,135
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	728,828
		14,930,609
Lease Revenue Bonds – 5.48%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34	595,000	618,312
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	1,500,000	1,689,765
5.00% 3/1/27	1,000,000	1,214,290
5.00% 3/1/29	1,500,000	1,797,450
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	1,000,000	1,032,830
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	3,014,365
		9,367,012
Local General Obligation Bonds – 8.41%
Chaska Independent School District #112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,074,890
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,076,590
Foley Independent School District #51
(School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,236,373

32

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hopkins Independent School District #270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	$1,055,000	$1,133,903
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	534,965
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,654,740
Moorhead Improvement
Series B 5.00% 2/1/33 (NATL-RE)	750,000	778,005
South Washington County Independent School
District #833 (School Building) Series A 4.75% 2/1/27	1,500,000	1,699,380
Staples United Hospital District (Todd Morrison ETC
Hospital-Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	643,056
5.125% 12/1/24	205,000	214,881
5.25% 12/1/26	1,540,000	1,611,933
Thief River Falls Independent School District #564
(School Building) 4.00% 2/1/30	865,000	961,984
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,754,176
		14,374,876
§Pre-Refunded Bonds – 1.67%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	405,000	420,868
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
Refunding 5.00% 9/1/20-16	1,150,000	1,317,543
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28-16	1,000,000	1,110,030
		2,848,441
Special Tax Revenue Bonds – 8.19%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,179,480
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,773,375
5.00% 12/15/24	1,000,000	1,173,910

33

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	$1,170,000	$1,229,822
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	725,419
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	496,645
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,171,450
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinate
Series A 5.375% 8/1/39	750,000	794,828
Series B 5.75% 8/1/37	790,000	854,835
Series C 5.00% 8/1/46	1,750,000	1,866,584
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,683,705
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,054,280
		14,004,333
State General Obligation Bonds – 1.94%
Minnesota State Series A
5.00% 10/1/24	1,000,000	1,242,590
5.00% 10/1/27	1,000,000	1,227,490
(Various Purposes) 4.00% 8/1/27	750,000	851,280
		3,321,360
Transportation Revenue Bonds – 2.09%
Minneapolis - St Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/15 (AMT)	1,000,000	1,082,870
Subordinate Series B 5.00% 1/1/29	2,130,000	2,491,972
		3,574,842

34

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.37%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue (Senior Lien) Series A
5.25% 7/1/42	$260,000	$256,266
6.00% 7/1/47	365,000	381,823
		638,089
Total Municipal Bonds (cost $155,127,847)		164,846,412

	Number of shares
Short-Term Investments – 2.12%
Money Market Instrument – 0.45%
Minnesota Municipal Cash Trust	776,848	776,848
		776,848

	Principal amount
¤Variable Rate Demand Notes – 1.67%
Brooklyn Center Revenue Refunding
(Brookdale Corp. II Project) 0.13% 12/1/14
(LOC-U.S. Bank N.A.)	$1,000,000	1,000,000
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Revenue (Allina Health System)
Series B-1 0.11% 11/15/35
(LOC-JPMorgan Chase Bank N.A.)	350,000	350,000
St. Paul Port Authority Revenue
(Minnesota Public Radio Project)
Series 7 0.13% 5/1/25
(LOC-JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
		2,850,000
Total Short-Term Investments (cost $3,626,848)		3,626,848

Total Value of Securities – 98.51%
(cost $158,754,695)		168,473,260
Receivables and Other Assets
Net of Liabilities – 1.49%		2,554,660
Net Assets Applicable to 15,377,988
Shares Outstanding – 100.00%		$171,027,920

35

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($132,226,832 / 11,894,391 Shares)	$11.12
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($1,698,162 / 152,533 Shares)	$11.13
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($37,102,926 / 3,331,064 Shares)	$11.14

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$164,101,933
Accumulated net realized loss on investments	(2,792,578)
Net unrealized appreciation of investments	9,718,565
Total net assets	$171,027,920

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $2,551,021, which represented 1.49% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$11.12
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.64

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

36

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

37

Statements of operations
Six Months Ended February 28, 2013 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$13,697,197	$2,124,936	$3,704,883

Expenses:
Management fees	1,684,484	289,614	449,470
Distribution expenses – Class A	722,624	124,167	158,542
Distribution expenses – Class B	9,524	633	8,646
Distribution expenses – Class C	220,300	81,283	173,542
Dividend disbursing and transfer agent fees
and expenses	222,587	47,389	62,041
Accounting and administration expenses	121,193	22,492	31,733
Legal fees	25,550	5,715	6,366
Registration fees	20,932	11,545	6,244
Reports and statements to shareholders	19,990	4,214	5,182
Trustees’ fees	14,254	2,808	3,882
Audit and tax	14,042	7,134	10,846
Pricing fees	8,901	5,359	6,046
Custodian fees	6,199	1,274	1,689
Insurance fees	5,674	1,031	1,411
Consulting fees	3,375	630	877
Dues and services	2,019	1,022	746
Trustees’ expenses	1,476	238	383
	3,103,124	606,548	927,646
Less fees waived	(120,808)	(1,249)	(63,710)
Less waived distribution expenses – Class A	—	(49,667)	—
Less expense paid indirectly	(174)	(37)	(57)
Total operating expenses	2,982,142	555,595	863,879
Net Investment Income	10,715,055	1,569,341	2,841,004

38

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	$3,110,265	$584,480	$532,118
Net change in unrealized appreciation
(depreciation) of investments	(1,891,165)	(333,002)	16,610
Net Realized and Unrealized Gain
on Investments	1,219,100	251,478	548,728

Net Increase in Net Assets Resulting
from Operations	$11,934,155	$1,820,819	$3,389,732

See accompanying notes, which are an integral part of the financial statements.

39

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,715,055	$22,407,663
Net realized gain	3,110,265	3,795,510
Net change in unrealized appreciation (depreciation)	(1,891,165)	26,931,845
Net increase in net assets resulting from operations	11,934,155	53,135,018

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,116,404)	(21,261,629)
Class B	(26,227)	(83,053)
Class C	(605,144)	(1,131,487)

Net realized gain:
Class A	(3,872,930)	(4,685,181)
Class B	(13,102)	(27,936)
Class C	(297,920)	(298,043)
	(14,931,727)	(27,487,329)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,286,291	39,518,270
Class B	—	550
Class C	9,716,196	8,153,603

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	11,606,154	19,125,817
Class B	31,777	84,436
Class C	819,044	1,250,679
	51,459,462	68,133,355

40

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,437,360)	$(43,720,146)
Class B	(347,981)	(1,780,758)
Class C	(3,614,892)	(4,028,713)
	(29,400,233)	(49,529,617)
Increase in net assets derived from
capital share transactions	22,059,229	18,603,738
Net Increase in Net Assets	19,061,657	44,251,427

Net Assets:
Beginning of period	620,543,884	576,292,457
End of period	$639,605,541	$620,543,884

Distributions in excess of net investment income	$(150,998)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

41

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,569,341	$3,248,656
Net realized gain	584,480	736,277
Net change in unrealized appreciation (depreciation)	(333,002)	3,068,062
Net increase in net assets resulting from operations	1,820,819	7,052,995

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,406,816)	(2,916,637)
Class B	(1,256)	(2,974)
Class C	(161,275)	(332,568)

Net realized gain:
Class A	(129,475)	—
Class B	(165)	—
Class C	(21,049)	—
	(1,720,036)	(3,252,179)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,163,845	15,579,059
Class C	1,513,999	3,942,041

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,338,576	2,210,168
Class B	1,421	2,974
Class C	168,586	283,219
	12,186,427	22,017,461

42

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,769,174)	$(11,973,276)
Class B	—	(15,778)
Class C	(1,296,683)	(2,468,234)
	(6,065,857)	(14,457,288)
Increase in net assets derived from
capital share transactions	6,120,570	7,560,173
Net Increase in Net Assets	6,221,353	11,360,989

Net Assets:
Beginning of period	113,369,103	102,008,114
End of period	$119,590,456	$113,369,103

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

43

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,841,004	$5,503,371
Net realized gain (loss)	532,118	(37,455)
Net change in unrealized appreciation (depreciation)	16,610	8,052,212
Net increase in net assets resulting from operations	3,389,732	13,518,128

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,308,151)	(4,569,906)
Class B	(25,023)	(72,794)
Class C	(501,318)	(935,918)
	(2,834,492)	(5,578,618)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,089,281	20,963,432
Class B	—	190
Class C	5,003,211	7,092,669

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,848,425	3,294,287
Class B	23,585	66,747
Class C	442,255	784,031
	20,406,757	32,201,356

44

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,862,957)	$(14,616,517)
Class B	(258,999)	(1,154,495)
Class C	(1,889,485)	(2,732,207)
	(10,011,441)	(18,503,219)
Increase in net assets derived from
capital share transactions	10,395,316	13,698,137
Net Increase in Net Assets	10,950,556	21,637,647

Net Assets:
Beginning of period	160,077,364	138,439,717
End of period	$171,027,920	$160,077,364

Undistributed net investment income	$—	$—

See accompanying notes, which are an integral part of the financial statements.

45

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

46

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$13.030	$12.480	$12.730	$12.180	$12.120	$12.170

0.225	0.487	0.492	0.484	0.474	0.495
0.028	0.660	(0.198)	0.550	0.107	(0.041)
0.253	1.147	0.294	1.034	0.581	0.454

(0.226)	(0.488)	(0.492)	(0.484)	(0.473)	(0.502)
(0.087)	(0.109)	(0.052)	—	(0.048)	(0.002)
(0.313)	(0.597)	(0.544)	(0.484)	(0.521)	(0.504)

$12.970	$13.030	$12.480	$12.730	$12.180	$12.120

1.95%	9.41%	2.50%	8.66%	5.04%	3.77%

$589,755	$577,061	$538,170	$586,651	$559,393	$574,914

0.90%	0.90%	0.91%	0.93%	0.92%	0.93%
—	—	—	—	0.01%	0.18%
0.90%	0.90%	0.91%	0.93%	0.93%	1.11%

0.94%	0.92%	0.93%	0.93%	0.94%	0.93%
—	—	—	—	0.01%	0.18%
0.94%	0.92%	0.93%	0.93%	0.95%	1.11%

3.49%	3.81%	4.02%	3.89%	4.03%	4.05%

3.45%	3.79%	4.00%	3.89%	4.01%	4.05%
9%	16%	12%	20%	20%	17%
[3]	Total expenses and total expenses prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

47

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

48

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$13.040	$12.490	$12.740	$12.190	$12.130	$12.180

0.177	0.391	0.400	0.391	0.386	0.403
0.028	0.660	(0.197)	0.550	0.107	(0.041)
0.205	1.051	0.203	0.941	0.493	0.362

(0.178)	(0.392)	(0.401)	(0.391)	(0.385)	(0.410)
(0.087)	(0.109)	(0.052)	—	(0.048)	(0.002)
(0.265)	(0.501)	(0.453)	(0.391)	(0.433)	(0.412)

$12.980	$13.040	$12.490	$12.740	$12.190	$12.130

1.58%	8.59%	1.74%	7.85%	4.26%	2.99%

$1,788	$2,115	$3,697	$7,234	$9,506	$11,593

1.65%	1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	—	0.01%	0.18%
1.65%	1.65%	1.66%	1.68%	1.68%	1.86%

1.69%	1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	—	0.01%	0.18%
1.69%	1.67%	1.68%	1.68%	1.70%	1.86%

2.74%	3.06%	3.27%	3.14%	3.28%	3.30%

2.70%	3.04%	3.25%	3.14%	3.26%	3.30%
9%	16%	12%	20%	20%	17%

3 Total expenses and total expenses prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

49

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

50

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$13.070	$12.520	$12.780	$12.220	$12.160	$12.200

0.177	0.392	0.401	0.392	0.386	0.403
0.028	0.660	(0.207)	0.560	0.107	(0.031)
0.205	1.052	0.194	0.952	0.493	0.372

(0.178)	(0.393)	(0.402)	(0.392)	(0.385)	(0.410)
(0.087)	(0.109)	(0.052)	—	(0.048)	(0.002)
(0.265)	(0.502)	(0.454)	(0.392)	(0.433)	(0.412)

$13.010	$13.070	$12.520	$12.780	$12.220	$12.160

1.58%	8.58%	1.66%	7.91%	4.25%	3.06%

$48,063	$41,368	$34,425	$38,981	$34,174	$27,585

1.65%	1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	—	0.01%	0.18%
1.65%	1.65%	1.66%	1.68%	1.68%	1.86%

1.69%	1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	—	0.01%	0.18%
1.69%	1.67%	1.68%	1.68%	1.70%	1.86%

2.74%	3.06%	3.27%	3.14%	3.28%	3.30%

2.70%	3.04%	3.25%	3.14%	3.26%	3.30%
9%	16%	12%	20%	20%	17%

3 Total expenses and total expenses prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

51

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

52

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.530	$11.130	$11.290	$10.820	$10.720	$10.610

0.162	0.355	0.375	0.376	0.384	0.414
0.026	0.400	(0.160)	0.469	0.100	0.110
0.188	0.755	0.215	0.845	0.484	0.524

(0.163)	(0.355)	(0.375)	(0.375)	(0.384)	(0.414)
(0.015)	—	—	—	—	—
(0.178)	(0.355)	(0.375)	(0.375)	(0.384)	(0.414)

$11.540	$11.530	$11.130	$11.290	$10.820	$10.720

1.63%	6.88%	2.02%	7.96%	4.67%	5.00%

$102,850	$97,032	$87,924	$96,568	$78,021	$58,465
0.84%	0.84%	0.84%	0.82%	0.75%	0.75%

0.94%	0.94%	0.95%	0.96%	0.97%	0.95%
2.83%	3.12%	3.43%	3.42%	3.62%	3.83%

2.73%	3.02%	3.32%	3.28%	3.40%	3.63%
6%	21%	24%	22%	12%	27%

53

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.570	$11.170	$11.330	$10.850	$10.750	$10.640

0.114	0.259	0.283	0.284	0.295	0.322
0.025	0.400	(0.160)	0.479	0.100	0.110
0.139	0.659	0.123	0.763	0.395	0.432

(0.114)	(0.259)	(0.283)	(0.283)	(0.295)	(0.322)
(0.015)	—	—	—	—	—
(0.129)	(0.259)	(0.283)	(0.283)	(0.295)	(0.322)

$11.580	$11.570	$11.170	$11.330	$10.850	$10.750

1.21%	5.96%	1.16%	7.14%	3.79%	4.10%

$128	$127	$135	$170	$317	$908
1.69%	1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.69%	1.70%	1.71%	1.72%	1.70%
1.98%	2.27%	2.58%	2.57%	2.77%	2.98%

1.98%	2.27%	2.57%	2.53%	2.65%	2.88%
6%	21%	24%	22%	12%	27%

55

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.560	$11.160	$11.320	$10.840	$10.740	$10.630

0.114	0.259	0.283	0.283	0.295	0.322
0.025	0.400	(0.160)	0.479	0.100	0.110
0.139	0.659	0.123	0.762	0.395	0.432

(0.114)	(0.259)	(0.283)	(0.282)	(0.295)	(0.322)
(0.015)	—	—	—	—	—
(0.129)	(0.259)	(0.283)	(0.282)	(0.295)	(0.322)

$11.570	$11.560	$11.160	$11.320	$10.840	$10.740

1.21%	5.96%	1.16%	7.14%	3.78%	4.10%

$16,612	$16,210	$13,949	$14,649	$11,276	$7,126
1.69%	1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.69%	1.70%	1.71%	1.72%	1.70%
1.98%	2.27%	2.58%	2.57%	2.77%	2.98%

1.98%	2.27%	2.57%	2.53%	2.65%	2.88%
6%	21%	24%	22%	12%	27%

57

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.080	$10.490	$10.710	$9.910	$10.000	$10.180

0.201	0.420	0.430	0.415	0.422	0.418
0.040	0.596	(0.222)	0.798	(0.091)	(0.180)
0.241	1.016	0.208	1.213	0.331	0.238

(0.201)	(0.426)	(0.428)	(0.413)	(0.421)	(0.418)
(0.201)	(0.426)	(0.428)	(0.413)	(0.421)	(0.418)

$11.120	$11.080	$10.490	$10.710	$9.910	$10.000

2.19%	9.86%	2.12%	12.46%	3.63%	2.35%

$132,227	$124,717	$108,830	$119,038	$107,951	$116,999
0.89%	0.89%	0.91%	0.93%	0.89%	0.89%

0.97%	0.97%	0.98%	0.98%	0.97%	0.97%
3.64%	3.89%	4.20%	4.02%	4.49%	4.11%

3.56%	3.81%	4.13%	3.97%	4.41%	4.03%
6%	13%	5%	11%	12%	10%

59

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.090	$10.510	$10.720	$9.920	$10.010	$10.190

0.160	0.340	0.354	0.338	0.352	0.341
0.040	0.586	(0.212)	0.798	(0.091)	(0.179)
0.200	0.926	0.142	1.136	0.261	0.162

(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.342)
(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.342)

$11.130	$11.090	$10.510	$10.720	$9.920	$10.010

1.81%	8.93%	1.46%	11.62%	2.86%	1.58%

$1,698	$1,928	$2,892	$4,130	$4,995	$5,907
1.64%	1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.72%	1.73%	1.73%	1.72%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%	3.36%

2.81%	3.06%	3.38%	3.22%	3.66%	3.28%
6%	13%	5%	11%	12%	10%

61

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.100	$10.510	$10.730	$9.930	$10.020	$10.200

0.160	0.340	0.354	0.338	0.352	0.342
0.040	0.596	(0.222)	0.798	(0.091)	(0.181)
0.200	0.936	0.132	1.136	0.261	0.161

(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.341)
(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.341)

$11.140	$11.100	$10.510	$10.730	$9.930	$10.020

1.81%	9.03%	1.36%	11.61%	2.85%	1.58%

$37,103	$33,432	$26,718	$28,727	$24,740	$28,849
1.64%	1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.72%	1.73%	1.73%	1.72%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%	3.36%

2.81%	3.06%	3.38%	3.22%	3.66%	3.28%
6%	13%	5%	11%	12%	10%

63

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 28, 2013 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

64

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Open-end investment companies are valued at their published net asset value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (Aug. 31, 2009–Aug. 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues

65

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended Feb. 28, 2013.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2013.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

For the six months ended Feb. 28, 2013, the Funds earned the following amounts under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$174	$37	$57

66

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets through Dec. 27, 2013. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

67

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2013, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$15,168	$2,815	$3,972

DSC is also the transfer agent and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through Dec. 27, 2013 to 0.15% of average daily net assets.

At Feb. 28, 2013, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$254,200	$45,777	$61,981
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	13,152	2,466	3,499
Distribution fees payable
to DDLP	149,927	24,502	54,370
Other expenses payable to
DMC and affiliates*	7,927	2,489	3,280

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

68

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended Feb. 28, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$8,035	$1,485	$2,093

For the six months ended Feb. 28, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$61,957	$7,488	$19,101

For the six months ended Feb. 28, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$338	$0	$0
Class B	168	0	10
Class C	327	0	369

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$64,726,667	$11,269,327	$15,154,025
Sales	55,372,415	7,244,152	9,855,783

69

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$582,482,845	$110,661,288	$158,653,022
Aggregate unrealized appreciation	$50,395,689	$8,047,726	$10,020,546
Aggregate unrealized depreciation	(472,740)	(130,541)	(200,308)
Net unrealized appreciation	$49,922,949	$7,917,185	$9,820,238

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

70

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2013:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$628,744,895	$628,744,895
Short-Term Investments	715,899	2,945,000	3,660,899
Total	$715,899	$631,689,895	$632,405,794

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$117,395,720	$117,395,720
Short-Term Investments	402,753	780,000	1,182,753
Total	$402,753	$118,175,720	$118,578,473

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$164,846,412	$164,846,412
Short-Term Investments	776,848	2,850,000	3,626,848
Total	$776,848	$167,696,412	$168,473,260

During the six months ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

71

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/13*
Ordinary income	$577,097	$40,184	$—
Tax-exempt income	10,747,775	1,569,347	2,834,492
Long-term capital gain	3,606,855	110,505	—
Total	$14,931,727	$1,720,036	$2,834,492

Year Ended 8/31/12
Ordinary income	$99,433	$3,837	$83,396
Tax-exempt income	22,376,736	3,248,342	5,495,222
Long-term capital gain	5,011,160	—	—
Total	$27,487,329	$3,252,179	$5,578,618

*Tax information for the six months ended Feb. 28, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of Feb. 28, 2013, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$587,290,852	$111,213,666	$164,101,933
Distributions payable	(353,306)	(52,218)	(94,514)
Undistributed ordinary income	562,562	201,497	—
Undistributed long-term capital gain	1,980,176	255,586	—
Undistributed tax-exempt income	202,308	54,740	94,514
Capital loss carryforwards as of 8/31/12	—	—	(3,404,628)
Realized gains (losses) 9/1/12-2/28/13	—	—	510,377
Unrealized appreciation	49,922,949	7,917,185	9,820,238
Net assets	$639,605,541	$119,590,456	$171,027,920

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

72

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended Feb. 28, 2013, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$32,718	$ 6	$(6,512)
Accumulated net realized gain (loss)	(32,718)	(6)	6,512

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2012 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
Year of Expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2015	$—	$—	$96,079
2016	—	—	198,826
2017	—	—	129,724
2018	—	—	2,974,512
Total	$—	$—	$3,399,141

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. Losses incurred that will be carried forward under the Act at Aug. 31, 2012 are as follows:

Delaware Minnesota
High-Yield Municipal
Bond Fund
Long-term	$5,487

For the six months ended Feb. 28, 2013, Delaware Minnesota High-Yield Municipal Bond Fund had capital gains of $510,377, which may reduce the capital loss carryforwards.

73

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	2,251,146	3,091,804	792,727	1,383,234	1,177,366	1,931,325
Class B	—	36	—	—	—	18
Class C	744,056	632,910	130,657	345,207	449,230	651,422

Shares issued upon reinvestment of dividends and distributions:
Class A	891,113	1,504,779	115,761	194,658	166,347	304,071
Class B	2,436	6,665	124	262	2,119	6,170
Class C	62,671	98,132	14,547	24,905	39,717	72,228
	3,951,422	5,334,326	1,053,816	1,948,266	1,834,779	2,965,234

Shares redeemed:
Class A	(1,955,901)	(3,426,551)	(412,357)	(1,061,511)	(706,804)	(1,349,135)
Class B	(26,841)	(140,567)	—	(1,396)	(23,349)	(107,644)
Class C	(277,328)	(315,576)	(111,841)	(217,764)	(169,720)	(253,002)
	(2,260,070)	(3,882,694)	(524,198)	(1,280,671)	(899,873)	(1,709,781)
Net increase	1,691,352	1,451,632	529,618	667,595	934,906	1,255,453

For the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	13,058	13,088	$169,128	100,968	101,119	$1,278,778
Delaware Tax-Free Minnesota
Intermediate Fund	—	—	—	132	133	1,499
Delaware Minnesota High-Yield
Municipal Bond Fund	3,023	3,026	33,404	30,819	30,882	330,849

74

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Feb. 28, 2013 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At Feb. 28, 2013, and during the period then ended, the Funds held no investments in inverse floaters.

9. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes.

75

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

The value of the Funds’ investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2013, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
11%	13%	8%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities)

76

sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Feb. 28, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013, that would require recognition or disclosure in the Funds’ financial statements.

77

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

78

Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

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  Obtain share prices
  Check your account balance and recent transactions
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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	58
Statements of changes in net assets	60
Financial highlights	66
Notes to financial statements	90
About the organization	103

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2012 to February 28, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2012 to February 28, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,031.10	0.80%	$4.03
Class B	1,000.00	1,027.30	1.56%	7.84
Class C	1,000.00	1,027.30	1.56%	7.84
Institutional Class	1,000.00	1,032.30	0.56%	2.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,018.00	0.75%	$3.75
Class B	1,000.00	1,014.50	1.60%	7.99
Class C	1,000.00	1,013.70	1.60%	7.99
Institutional Class	1,000.00	1,018.70	0.60%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

2

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,041.60	0.85%	$4.30
Class B	1,000.00	1,037.70	1.60%	8.08
Class C	1,000.00	1,037.70	1.60%	8.08
Institutional Class	1,000.00	1,042.70	0.60%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

†Because actual returns reflect only the most recent six-month period, the returns may differ significantly from fiscal year returns.

*“Expenses Paid During Period” are equal to Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Security type/sector allocations
Delaware Tax-Free USA Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.46%
Corporate Revenue Bonds	12.74%
Education Revenue Bonds	10.42%
Electric Revenue Bonds	3.09%
Healthcare Revenue Bonds	11.41%
Housing Revenue Bond	0.77%
Lease Revenue Bonds	9.08%
Local General Obligation Bonds	3.83%
Pre-Refunded/Escrowed to Maturity Bonds	6.04%
Special Tax Revenue Bonds	19.15%
State General Obligation Bonds	9.13%
Transportation Revenue Bonds	10.03%
Water & Sewer Revenue Bonds	2.77%
Short-Term Investments	1.02%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

4

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.87%
Corporate Revenue Bonds	9.96%
Education Revenue Bonds	6.29%
Electric Revenue Bonds	1.71%
Healthcare Revenue Bonds	9.20%
Housing Revenue Bond	0.51%
Lease Revenue Bonds	4.21%
Local General Obligation Bonds	8.37%
Pre-Refunded/Escrowed to Maturity Bonds	6.31%
Resource Recovery Revenue Bond	0.07%
Special Tax Revenue Bonds	14.39%
State General Obligation Bonds	16.54%
Transportation Revenue Bonds	15.16%
Water & Sewer Revenue Bonds	5.15%
Short-Term Investments	0.77%
Total Value of Securities	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%

5

Security type/sector allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.35%
Corporate Revenue Bonds	21.69%
Education Revenue Bonds	17.42%
Electric Revenue Bond	1.23%
Healthcare Revenue Bonds	25.74%
Housing Revenue Bonds	0.91%
Lease Revenue Bonds	6.75%
Pre-Refunded/Escrowed to Maturity Bonds	0.67%
Resource Recovery Revenue Bond	0.20%
Special Tax Revenue Bonds	10.90%
State General Obligation Bonds	5.52%
Transportation Revenue Bonds	5.98%
Water & Sewer Revenue Bond	0.34%
Short-Term Investments	2.35%
Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

6

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.46%
Corporate Revenue Bonds – 12.74%
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2 5.875% 6/1/47	$11,000,000	$9,653,710
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes Series A-1
5.125% 6/1/47	1,000,000	849,160
5.75% 6/1/47	9,000,000	8,438,490
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,313,973
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,193,580
6.25% 6/1/24	6,810,000	7,618,551
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,500,000	2,658,200
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,126,255
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,004,000
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,771,023
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,451,851
6.50% 11/1/39	3,915,000	5,518,388
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	2,000,000	2,045,500
• New York City, New York Industrial Development Agency
Special Facilities Revenue (American Airlines - JFK
International Airport) 7.75% 8/1/31 (AMT)	2,000,000	2,277,200
New York State Liberty Development Corporation
Revenue (Second Priority - Bank of America Tower)
Class 3 6.375% 7/15/49	1,000,000	1,191,920
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,709,928
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	7,598,744

7

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	$2,000,000	$2,017,740
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/32	1,000,000	1,159,560
5.00% 12/1/37	1,085,000	1,256,083
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	4,236,037
Series C 5.00% 1/1/21	1,880,000	2,304,993
		86,394,886
Education Revenue Bonds – 10.42%
Arizona State University System Revenue
(Arizona Board of Regents) Series A 5.00% 7/1/26	1,255,000	1,522,478
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	6,012,599
California Statewide Communities Development
Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,160,000	5,517,846
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,610,140
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,771,369
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,531,590
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	6,044,800
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	6,402,608
5.50% 11/15/36	4,515,000	5,452,179
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,863,700
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,285,000	4,870,288
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,796,677

8

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City Trust for Cultural Resources (Whitney
Museum of American Art) 5.00% 7/1/31	$1,500,000	$1,691,985
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. -
East Stroudsburg University of Pennsylvania)
5.00% 7/1/31	6,000,000	6,382,080
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,498,013
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,645,070
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,780,365
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,114,465
5.35% 6/15/32	2,300,000	2,170,349
		70,678,601
Electric Revenue Bonds – 3.09%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	6,279,700
Long Island, New York Power Authority
Series A 5.00% 9/1/37	2,440,000	2,762,324
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	5,430,000	5,376,026
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,012,820
Series WW 5.50% 7/1/38	2,100,000	2,145,087
Series XX 5.75% 7/1/36	3,245,000	3,385,703
		20,961,660
Healthcare Revenue Bonds – 11.41%
Alachua County, Florida Health Facilities Authority
Refunding (Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,217,260
Brevard County, Florida Health Facilities Authority
Health Care Revenue (Heath First Inc. Project)
7.00% 4/1/39	1,610,000	1,985,726
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	3,151,500

9

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/42	$3,375,000	$3,812,501
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	1,006,080
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,501,005
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,468,186
Fairfax County, Virginia Industrial Development Authority
Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,880,100
Illinois Finance Authority Revenue (Silver Cross &
Medical Centers) 7.00% 8/15/44	3,000,000	3,574,920
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,006,960
Illinois State Finance Authority Revenue (Franciscan
Communities Inc.) Series A 5.125% 5/15/43	1,100,000	1,132,098
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,411,360
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,626,796
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,231,839
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,553,375
Michigan State Strategic Fund Revenue (Evangelical
Homes of Michigan Project) 5.25% 6/1/32	1,015,000	1,023,059
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,143,942

10

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	$3,000,000	$3,426,120
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,490,255
6.50% 12/1/21	2,745,000	3,185,655
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,657,459
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,355,616
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,229,460
Orange County, New York Funding Corporation Assisted
Living Residence Revenue 6.50% 1/1/46	3,000,000	3,003,990
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,602,380
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,888,676
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,310,000	1,392,465
Saline, Michigan Economic Development Revenue
(Evangelical Homes of Michigan Project) 5.25% 6/1/32	485,000	488,851
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,083,630
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,848,190
Wisconsin Health & Educational Facilities Authority
Revenue (Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	2,000,000	2,004,540
		77,383,994
Housing Revenue Bond – 0.77%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,735,000	5,239,846
		5,239,846

11

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 9.08%
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47	$10,250,000	$12,219,128
Minnesota State General Funding Revenue
Series B 5.00% 3/1/22	8,030,000	10,154,979
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	3,500,000	4,183,165
Series GG 5.75% 9/1/23	1,000,000	1,244,570
Series NN 5.00% 3/1/20	3,500,000	4,252,325
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/28 (AMT)	1,685,000	1,794,879
New York State Liberty Development Corporation
Revenue (World Trade Center Project) 5.75% 11/15/51	11,490,000	13,639,663
Pennsylvania Economic Development Financing Authority
(Unemployment Compensation Revenue)
Series A 5.00% 1/1/21	9,000,000	10,847,610
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series F 5.25% 7/1/25	930,000	959,379
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	2,294,642
		61,590,340
Local General Obligation Bonds – 3.83%
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,719,918
5.00% 8/15/26 (PSF)	1,000,000	1,191,980
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,300,280
Series I-1 5.375% 4/1/36	5,000,000	5,945,200
Subseries D-1 5.00% 10/1/36	6,500,000	7,480,655
Wake County, North Carolina Refunding Series C
5.00% 3/1/20	4,400,000	5,520,636
5.00% 3/1/22	635,000	814,591
		25,973,260

12

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 6.04%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	$310,000	$336,282
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	4,750,000	4,987,927
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32-14 (AMT)	2,395,000	2,534,581
Delaware Transportation Authority Revenue
5.00% 7/1/22-15	4,345,000	4,818,431
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
11.75% 3/1/16	1,225,000	1,196,752
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19-14	1,435,000	1,524,286
5.625% 12/1/28-14	2,365,000	2,523,289
New Jersey State Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/34-14	1,935,000	2,074,243
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	18,393,252
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,615,000	1,956,750
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	550,000	639,595
		40,985,388
Special Tax Revenue Bonds – 19.15%
Brooklyn Arena Local Development Corporation,
New York Pilot Revenue (Barclays Center Project)
6.50% 7/15/30	8,230,000	10,129,155
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,847,020
Denver, Colorado Convention Center Hotel Authority
Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,362,955
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (NATL-RE)	490,000	492,396
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	2,500,000	2,759,925

13

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	$2,305,000	$1,800,689
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,232,376
Lammersville School District, California Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	4,159,856
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue (State Revolving
Fund Project) Series A 6.05% 7/1/16 (AGM)	670,000	673,397
Missouri State Highways & Transportation Commission
State Road Revenue Series B 5.00% 5/1/24	9,000,000	10,170,180
Mosaic, Virginia District Community Development
Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,627,148
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,456,450
5.00% 6/15/26	2,000,000	2,290,200
5.00% 6/15/28	2,695,000	3,048,746
5.00% 6/15/29	2,050,000	2,293,007
New Jersey Transportation Trust Fund Authority
Series AA
5.00% 6/15/19	2,660,000	3,201,789
5.00% 6/15/21	2,000,000	2,429,620
Series B 5.50% 6/15/31	10,000,000	11,884,400
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,239,330
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 Series D 5.00% 2/1/26	3,000,000	3,584,670
Series C 5.25% 11/1/25	6,000,000	7,271,878
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,076,450
New York State Dormitory Authority State Personal
Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	7,040,100
Puerto Rico Sales Tax Financing Corporation Tax Revenue
(Convertible Capital Appreciation Bonds)
Series A 5.75% 8/1/37	5,000,000	5,410,350
ΩSeries A 6.75% 8/1/32	3,890,000	4,123,439
Series C 5.00% 8/1/40	6,000,000	6,454,260
Series C 6.00% 8/1/39	2,250,000	2,517,390

14

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District, Colorado Tax Revenue
(Fastracks Project) Series A 5.00% 11/1/26	$12,000,000	$14,676,719
San Mateo, California Special Tax Revenue (Community
Facilities District #2008-1 Bay Meadows) 6.00% 9/1/42	1,000,000	1,098,760
Successor Agency to the San Francisco City & County
Redevelopment Agency, California (CFD#6 Mission
Bay South Public Project) Series A 5.00% 8/1/33	1,150,000	1,232,064
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,105,570
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation – Sales Tax Subordinate Lien) 6.07% 6/1/21	4,740,000	3,157,314
		129,847,603
State General Obligation Bonds – 9.13%
California State 5.25% 11/1/40	3,795,000	4,460,188
California State Various Purposes
5.00% 9/1/22	2,180,000	2,734,723
5.00% 9/1/41	6,250,000	7,015,313
6.00% 4/1/38	4,060,000	4,907,931
6.50% 4/1/33	2,570,000	3,225,915
Connecticut State Series C 5.00% 6/1/20	6,500,000	8,070,465
Delaware State Series C 5.00% 3/1/23	1,480,000	1,917,000
Hawaii State Series EF 5.00% 11/1/21	7,000,000	8,847,930
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	13,321,433
North Carolina State Refunding Series C
5.00% 5/1/19	2,500,000	3,100,050
5.00% 5/1/22	2,950,000	3,792,491
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/23	500,000	504,120
		61,897,559
Transportation Revenue Bonds – 10.03%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	6,018,418
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	5,075,000	5,794,026

15

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	$6,240,000	$7,360,080
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,931,512
•Series E-3 5.125% 1/1/38	2,000,000	2,271,820
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,085,012
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,624,896
6.50% 12/1/28	5,500,000	6,091,910
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	7,166,663
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,949,840
7.50% 6/30/33	1,560,000	1,969,921
(Mobility Partners) 6.875% 12/31/39	5,500,000	6,575,635
Texas Transportation Commission First Tier
Series A 5.00% 4/1/21	4,845,000	6,149,419
		67,989,152
Water & Sewer Revenue Bonds – 2.77%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,644,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,778,920
San Francisco, California City & County Public Utilities
Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,986,300
Town of Cary, North Carolina Combined Utility Systems
Revenue 5.00% 12/1/27	1,085,000	1,344,641
		18,753,861
Total Municipal Bonds (cost $596,539,734)		667,696,150

16

	Principal amount	Value
Short-Term Investments – 1.02%
¤Variable Rate Demand Notes – 1.02%
Arizona State Health Facilities Authority
Revenue (Catholic West)
Series A 0.11% 7/1/35 (LOC – JPMorgan Chase Bank)	$500,000	$500,000
Charlotte-Mecklenburg, North Carolina Hospital
Authority Health Care System Revenue (Carolinas)
Series H 0.09% 1/15/45 (LOC – Wells Fargo Bank)	750,000	750,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-1 0.11% 7/1/36 (LOC – JPMorgan Chase Bank)	500,000	500,000
Series D-5 0.11% 10/1/38 (LOC – JPMorgan Chase Bank)	950,000	950,000
Lancaster County, Pennsylvania Hospital Authority
Revenue (Masonic Homes Project)
Series D 0.10% 7/1/34 (LOC – JPMorgan Chase Bank)	500,000	500,000
Massachusetts State Development Finance Agency
Revenue (Boston University)
Series U-6C 0.09% 10/1/42 (LOC – JPMorgan Chase Bank)	3,500,000	3,500,000
Tarrant County, Texas Cultural Education Facilities
Finance Corporation Hospital Revenue
(Methodist Hospital of Dallas)
Series A 0.11% 10/1/41 (LOC – JPMorgan Chase Bank)	190,000	190,000
Total Short-Term Investments (cost $6,890,000)		6,890,000

Total Value of Securities – 99.48%
(cost $603,429,734)		674,586,150
Receivables and Other Assets
Net of Liabilities – 0.52%		3,505,001
Net Assets Applicable to 54,962,745
Shares Outstanding – 100.00%		$678,091,151

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($611,065,028 / 49,543,790 Shares)		$12.33
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($1,359,463 / 110,285 Shares)		$12.33
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($41,307,861 / 3,348,390 Shares)		$12.34
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($24,358,799 / 1,960,280 Shares)		$12.43

17

Statements of net assets
Delaware Tax-Free USA Fund

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$602,183,944
Undistributed net investment income	66,896
Accumulated net realized gain on investments	4,683,895
Net unrealized appreciation of investments	71,156,416
Total net assets	$678,091,151

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.
Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Insured by Permanent School Fund
SGI — Insured by Syncora Guarantee Inc.

18

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$12.33
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.91

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

19

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 28, 2013 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.87%
Corporate Revenue Bonds – 9.96%
	Alabama 21st Century Authority Revenue Series A
	5.00% 6/1/19	$365,000	$429,032
	5.00% 6/1/20	1,905,000	2,244,871
	5.00% 6/1/21	2,735,000	3,240,209
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	2,515,124
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue
	(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,698,360
	Harris County, Texas Industrial Development
	Corporation Solid Waste Disposal Revenue
	(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,084,070
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	7,160,000	8,596,581
	6.25% 6/1/24	7,500,000	8,390,474
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	852,615
	Iowa Finance Authority Pollution Control Facilities
	Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,111,300
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	6,931,140
	Maryland Economic Development Corporation Pollution
	Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,290,547
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,202,056
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,799,025
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	1,625,000	1,629,306
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	4.875% 9/15/19 (AMT)	4,000,000	4,091,000

20

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A 5.70% 2/1/14	$2,225,000	$2,311,130
Series A 5.70% 8/1/20	4,320,000	5,193,029
Series C 5.625% 6/1/18	3,370,000	3,952,842
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Shipping Port)
Series A 3.375% 12/1/40	5,000,000	5,258,050
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue 5.25% 12/1/24	3,050,000	3,646,824
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/18	5,175,000	5,873,522
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	6,675,000	8,183,951
		89,525,058
Education Revenue Bonds – 6.29%
Boise, Idaho State University Revenue (General Project)
Series A 4.00% 4/1/19	1,000,000	1,155,090
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	974,760
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East Campus)
6.00% 5/15/23	3,150,000	3,565,422
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	805,000	844,123
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,267,596
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	6,016,900
Grand Traverse, Michigan Public School Academy
Revenue 5.00% 11/1/36	1,000,000	909,570
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	990,000	1,044,995

21

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Development Finance Agency
Revenue (Harvard University)
Series B-1 5.25% 10/15/29	$1,670,000	$2,047,654
Massachusetts State Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology)
Series M 5.25% 7/1/20	3,000,000	3,846,510
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,760,000	1,937,250
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,648,846
5.00% 7/1/31	1,000,000	1,127,990
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,260,989
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,075,930
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	343,382
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,291,343
Private Colleges & Universities Authority, Georgia
Revenue (Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,322,313
Series C 5.25% 10/1/23	600,000	706,854
Series C 5.25% 10/1/27	2,100,000	2,426,802
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,980,625
University of California Series A 5.125% 5/15/20 (AMBAC)	175,000	176,715
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,071,839
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	4,090,210
University of Virginia General Revenue Series B
5.00% 6/1/20	205,000	207,472
5.00% 6/1/21	205,000	207,472
		56,548,652

22

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 1.71%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	$6,000,000	$7,410,120
Series N 5.00% 5/1/21	3,580,000	4,559,202
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,063,820
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NALT-RE)	2,000,000	2,292,340
		15,325,482
Healthcare Revenue Bonds – 9.20%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,284,480
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	5,117,377
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,836,350
California Health Facilities Financing Authority Revenue
(Scripps Health) Series A 5.00% 11/15/32	4,250,000	4,857,070
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,416,412
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	716,487
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	3,400,000	3,897,454
Laramie County, Wyoming Hospital Revenue
(Cheyenne Regional Medical Center Project)
5.00% 5/1/23	1,000,000	1,165,440
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	798,358
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,527,647

23

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	$4,720,000	$5,175,716
5.00% 8/1/18	2,500,000	2,818,300
New Jersey Health Care Facilities Financing Authority
Revenue (Barnabas Health) Series A
5.00% 7/1/22	650,000	784,011
5.00% 7/1/23	145,000	172,633
5.00% 7/1/24	2,000,000	2,374,780
New York State Dormitory Authority Revenue
Non State Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,876,224
5.00% 7/1/21	570,000	712,432
5.00% 7/1/24	2,595,000	3,168,858
(North Shore LI Jewish) Series A 5.00% 5/1/23	4,000,000	4,627,800
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,321,060
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	802,877
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System Obligation
Group) Series A
5.00% 1/1/17	2,000,000	2,304,420
5.00% 1/1/18	1,000,000	1,180,530
Onondaga, New York Civic Development Corporation
Revenue (St. Joseph’s Hospital Center Project)
5.00% 7/1/16	3,795,000	4,040,688
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	670,000	791,665
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,391,052
Series C 4.50% 11/15/38	2,540,000	3,076,829
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services)
Series C 5.50% 7/1/18	4,240,000	5,053,317

24

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East) Series A 5.25% 11/15/16	$1,200,000	$1,282,176
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,087,890
		82,660,333
Housing Revenue Bond – 0.51%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,575,425
		4,575,425
Lease Revenue Bonds – 4.21%
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Refunding
Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,177,289
5.00% 6/1/21 (AMBAC)	1,000,000	1,006,230
Idaho Building Authority Revenue (Health & Welfare
Project) Series A 5.00% 9/1/24	2,800,000	3,465,308
Los Angeles County, California (Disney Concert Hall Parking)
5.00% 3/1/22	375,000	448,264
5.00% 9/1/22	1,100,000	1,318,262
5.00% 3/1/23	2,395,000	2,852,589
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	8,216,930
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/22 (AMT)	735,000	794,763
New York State Dormitory Authority Revenue
(Third General Resolution - State University
Educational Facilities) Series A 5.00% 5/15/23	2,170,000	2,689,693
Pennsylvania Economic Development Financing Authority
Revenue (Unemployment Compensation Revenue)
Series B 5.00% 1/1/22	2,185,000	2,549,939
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Senior Obligation Group) 5.00% 7/1/22 (AMT)	3,925,000	4,250,540

25

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/18	$1,000,000	$1,195,600
Virginia Commonwealth Transportation Board
Transportation Revenue (U.S. Route 58 Corridor
Development) Series B 4.75% 5/15/21	7,460,000	7,846,055
		37,811,462
Local General Obligation Bonds – 8.37%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,911,775
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,190,579
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,688,245
Dallas, Texas 5.125% 2/15/15	3,000,000	3,279,480
Fairfax County, Virginia Refunding & Public
Improvement Series A
5.00% 4/1/17	4,000,000	4,720,600
5.25% 4/1/14	3,500,000	3,693,445
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,985,160
5.00% 7/15/20	5,615,000	7,096,855
Houston, Texas Refunding & Public Improvement Series A
5.00% 3/1/15	3,480,000	3,798,768
5.25% 3/1/28	5,000,000	5,847,950
Los Angeles, California Unified School District
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,033,300
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	4,119,115
Series G 5.25% 8/1/15	1,000,000	1,046,770
Series I 5.00% 8/1/21	995,000	1,061,715
Series J 5.50% 6/1/23	15,000	15,193
Subseries D-1 5.00% 10/1/30	4,000,000	4,686,080
South Carolina State Refunding (State Highway)
Series A 5.00% 6/1/20	7,905,000	9,957,532
Wake County, North Carolina Refunding
Series C 5.00% 3/1/22	3,085,000	3,957,500
Series D 4.00% 2/1/17	2,730,000	3,097,021
		75,187,083

26

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 6.31%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	$1,000,000	$1,012,600
California State
Pre-Refunded 5.25% 11/1/17-13	785,000	811,792
Unrefunded 5.25% 11/1/17-13	215,000	222,383
California State Economic Recovery Series A 5.25% 7/1/14	225,000	240,264
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	1,750,000	1,837,658
Casa Grande, Arizona Tax Revenue
5.00% 4/1/22-14 (AMBAC)	1,600,000	1,681,264
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health) Series A
Pre-Refunded 6.00% 1/1/21-13	510,000	520,139
Unrefunded 6.00% 1/1/21-13	490,000	499,741
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,047,810
5.50% 2/15/23-14	1,000,000	1,050,210
Fairfax County, Virginia Public Improvement Revenue
(State Aid Withholding) Series A 5.00% 4/1/20-18	10,000,000	12,081,899
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,030,430
Lansing, Michigan Community College (College Building &
Site) 5.00% 5/1/21-13 (NATL-RE)	1,325,000	1,336,302
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21-13 (FGIC)	2,880,000	2,927,952
Maryland State & Local Facilities Loan Capital
Improvement First Series 5.00% 3/15/19-17	3,675,000	4,317,831
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,629,800
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14-13	2,230,000	2,309,856
Middlesex County, New Jersey Improvement Authority
Revenue (County-Guaranteed Open Space Trust
Foundation) 5.25% 9/15/20-13	1,000,000	1,027,980

27

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota State 5.00% 6/1/14	$755,000	$800,398
New Jersey State Educational Facilities Authority Revenue
(Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	510,850
New York City, New York
Series I 5.00% 8/1/21-14	5,000	5,340
Series J 5.50% 6/1/23-13	985,000	998,692
New York City, New York Municipal Water Finance
Authority Series B 5.00% 6/15/21-14 (AMBAC)	905,000	982,341
New York State Dormitory Authority (Brooklyn Law School)
Series A 5.50% 7/1/18-13 (RADIAN)	1,000,000	1,018,320
New York State Municipal Bond Bank Agency Special
School Purpose Revenue
Series C 5.25% 6/1/22-13	1,000,000	1,013,280
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care System,
Inc. Project) 6.00% 9/1/23-13	1,000,000	1,029,020
• Ohio State Higher Educational Facility Revenue
Adjustable Medium Term (Kenyon College Project)
4.70% 7/1/37-13	1,000,000	1,014,920
Ohio State University General Receipts (Ohio State
University) Series B
(Pre-Refunded) 5.25% 6/1/21-13	820,000	830,652
(Refunded) 5.25% 6/1/21-13	180,000	182,338
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,069,640
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22-13	3,470,000	3,530,482
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,139,280
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	70,000	73,846
University of California Revenue
General 2012 Series A 5.125% 5/15/20-13 (AMBAC)	35,000	35,374
Series A 5.125% 5/15/20-13 (AMBAC)	40,000	40,420
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23-13 (AMBAC)	1,065,000	1,065,426

28

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Virginia Revenue Series B
5.00% 6/1/20-13	$ 1,045,000	$1,057,979
5.00% 6/1/21-13	1,045,000	1,057,979
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24-14	1,550,000	1,667,258
		56,709,746
Resource Recovery Revenue Bond – 0.07%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	600,000	611,814
		611,814
Special Tax Revenue Bonds – 14.39%
Allentown, Pennsylvania Neighborhood Improvement
Zone Development Authority Revenue
Series A 5.00% 5/1/24	3,795,000	4,298,748
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,000,000	1,011,370
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,769,180
California State Economic Recovery Series A
5.25% 7/1/14	775,000	826,708
5.25% 7/1/21	2,740,000	3,367,679
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,438,166
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,839,395
5.25% 1/1/23	5,375,000	6,153,139
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	2,696,928
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,940,190
5.625% 12/1/29	1,125,000	1,256,591
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,924,419
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,709,329

29

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@	Modesto, California Special Tax Community Facilities
	District #4-1 (Village 2) 5.15% 9/1/36	$1,500,000	$1,512,900
	New Jersey State Economic Development Authority Revenue
	5.00% 6/15/20	210,000	247,296
	5.00% 6/15/21	5,425,000	6,425,099
	5.00% 6/15/22	1,750,000	2,080,663
	5.00% 6/15/23	1,250,000	1,470,100
	5.00% 6/15/26	4,100,000	4,694,910
	5.00% 6/15/29	1,200,000	1,342,248
	New Jersey State Transportation Trust Fund Authority
	Series AA 5.00% 6/15/20	5,000,000	6,073,000
	Series B 5.50% 6/15/31	7,310,000	8,687,496
	New York City, New York Transitional Finance Authority
	Future Tax Secured Subseries A-1
	5.00% 11/1/20	2,860,000	3,572,026
	New York State Local Government Assistance
	Corporation Refunding Subordinate Lien
	Series A
	5.00% 4/1/17	8,615,000	10,139,079
	5.00% 4/1/20	3,360,000	4,191,331
	New York State Urban Development Corporation
	(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,829,366
	Puerto Rico Sales Tax Financing Corporation Sales
	Tax Revenue
	Series A 6.125% 8/1/29	2,430,000	2,542,290
	Series C 5.00% 8/1/22	2,090,000	2,504,865
	Series C 6.50% 8/1/35	6,500,000	7,596,160
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement
	(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,570
@	St. Joseph, Missouri Industrial Development Authority Tax
	Increment Revenue (Shoppes at North Village Project)
	Series A 5.10% 11/1/19	250,000	251,673
	Series B 5.375% 11/1/23	1,000,000	1,006,840
	Virgin Islands Public Finance Authority Revenue (Senior
	Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,881,890
	Washington State Motor Vehicle Fuel Tax
	Series B 5.00% 7/1/16	4,250,000	4,874,580

30

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation – Sales Tax Subordinate Lien)
6.70% 6/1/21	$4,745,000	$3,160,645
		129,316,869
State General Obligation Bonds – 16.54%
California State Economic Recovery Series A 5.00% 7/1/19	3,210,000	3,967,014
California State Refunding 5.00% 2/1/20	4,250,000	5,220,190
California State Various Purposes
5.00% 10/1/18	5,000,000	6,058,300
5.00% 9/1/22	1,655,000	2,076,131
5.25% 9/1/28	7,750,000	9,279,153
Connecticut State Economic Recovery
Series A 5.00% 1/1/16	7,700,000	8,665,888
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,367,340
Georgia State
Series A 5.00% 7/1/22	7,380,000	9,508,392
Series B 5.00% 7/1/17	4,810,000	5,720,196
Hawaii State Series EE 5.00% 11/1/21	8,515,000	10,762,875
Maryland State & Local Facilities
Loan Capital Improvement
Second Series 5.00% 8/1/17	1,500,000	1,727,325
Series B 5.00% 3/1/18	1,930,000	2,333,717
Massachusetts State Consolidated Loan
Series C 5.50% 11/1/15	4,090,000	4,647,385
Minnesota State
(Unrefunded) 5.00% 6/1/14	145,000	153,746
(Various Purpose) Series A 5.00% 8/1/19	7,020,000	8,742,357
(Various Purpose) Series A 5.00% 8/1/20	3,495,000	4,412,228
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,793,412
New York State Series A 5.00% 2/15/28	5,000,000	6,086,850
North Carolina State Public Improvement Series A
5.00% 3/1/15	1,200,000	1,312,824
5.00% 5/1/22	2,625,000	3,279,885
North Carolina State Refunding
Series A 5.00% 3/1/16	3,000,000	3,408,870
Series A 5.00% 3/1/17	3,000,000	3,529,440
Series B 5.00% 4/1/15	4,000,000	4,390,800

31

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Ohio State Series D 5.00% 9/15/14	$3,500,000	$3,755,220
Oregon State Series L 5.00% 5/1/26	8,000,000	9,706,080
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,877,553
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,836,475
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,290,743
5.25% 7/1/23	1,125,000	1,134,270
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,370,640
Series D 5.00% 6/1/19	5,715,000	7,103,459
Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,146,960
		148,665,718
Transportation Revenue Bonds – 15.16%
Alameda, California Corridor Transportation Authority
Revenue (Senior Lien)
Series A 5.00% 10/1/21	2,290,000	2,815,189
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,302,120
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A 5.00% 7/1/15	750,000	824,123
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series A 5.00% 1/1/25 (AGM)	3,725,000	4,279,913
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,041,990
Series C 5.25% 1/1/28	2,150,000	2,442,142
Dallas-Fort Worth, Texas International Airport Revenue
Series A
5.00% 11/1/22	680,000	768,529
5.00% 11/1/23	750,000	847,643
5.00% 11/1/24	400,000	452,076
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,482,564
Harris County, Texas Metropolitan Transit Authority Sales &
Use Tax Revenue
Series A 5.00% 11/1/31	3,250,000	3,850,795
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,185,910
5.00% 7/1/26	3,000,000	3,535,470

32

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	$2,760,000	$3,281,419
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,535,000	2,901,840
Memphis-Shelby County, Tennessee Airport Authority
Revenue Series D 5.00% 7/1/24	4,110,000	4,862,212
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,643,955
Series A 5.00% 11/15/18	2,500,000	3,003,175
Series C 5.00% 11/15/32	4,500,000	5,189,760
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,028,800
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,704,100
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,273,952
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,691,003
•Series E-3 5.125% 1/1/38	3,750,000	4,259,663
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,176,480
Pennsylvania State Turnpike Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,335,116
Phoenix, Arizona Civic Improvement Revenue (Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,687,549
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.50% 12/1/28	8,300,000	9,193,245
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,658,401
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,377,560
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,397,960
Series D 5.00% 5/1/25	2,000,000	2,398,960
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,447,359

33

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	$3,625,000	$4,577,541
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,681,439
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,988,405
Texas State Transportation Commission Highway
Improvement Revenue Series A 5.00% 4/1/20	5,000,000	6,267,850
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,057,481
Series A 5.00% 1/1/23	4,000,000	4,966,120
•Series B-3 5.00% 11/15/38	1,800,000	2,017,800
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,284,360
		136,181,969
Water & Sewer Revenue Bonds – 5.15%
Arizona State Water Infrastructure Finance Authority
Revenue (Water Quality) Series A
5.00% 10/1/20	1,500,000	1,890,315
5.00% 10/1/21	2,430,000	2,903,801
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,622,057
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,527,430
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,641,960
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,502,791
New York City, New York Municipal Water Finance
Authority Water & Sewer System
5.00% 6/15/21 (AMBAC)	1,180,000	1,280,394
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,675,814
Series D 5.00% 9/15/23	3,360,000	3,952,066
Series K 5.50% 6/15/15	3,500,000	3,912,300
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,835,400

34

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public
Utilities Commission
Series A 5.00% 11/1/27	$7,430,000	$9,069,207
Series D 5.00% 11/1/16	3,000,000	3,481,200
		46,294,735
Total Municipal Bonds (cost $810,187,448)		879,414,346

Short-Term Investments – 0.77%
¤Variable Rate Demand Notes – 0.77%
Abag, California Finance Authority for Nonprofit
Corporations Revenue (Jewish Home of San Francisco)
0.05% 11/15/35 (LOC – Wells Fargo Bank)	500,000	500,000
Arizona State Health Facilities Authority Revenue
(Health Care - Southwest Health)
0.11% 12/1/24 (LOC – JP Morgan Chase Bank)	300,000	300,000
Charlotte-Mecklenburg, North Carolina Hospital Authority
Health Care System Revenue (Carolinas)
Series H 0.09% 1/15/45 (LOC – Wells Fargo Bank)	500,000	500,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation)
Series B-3 5.00% 12/1/34 (LOC – TD Bank)	1,000,000	1,000,000
Series D3 0.11% 12/1/37 (LOC – JP Morgan Chase Bank)	300,000	300,000
Gulf Coast, Texas Industrial Development Authority
Revenue (Exxon Mobil Project) 0.09% 11/1/41	500,000	500,000
Harris County, Texas Cultural Education Facilities Finance
Corporation Special Facilities Revenue
(Texas Medical Center) Subseries B-2
0.11% 9/1/31 (LOC – JP Morgan Chase Bank)	165,000	165,000
Idaho State University Foundation Income Revenue
(L.E. & Thelma Stephens Project)
0.11% 5/1/21 (LOC – Wells Fargo Bank)	920,000	920,000
Missouri State Health & Educational Facilities Authority
Revenue (SSM Health Care)
Series E 0.10% 6/1/45 (LOC – PNC Bank)	1,000,000	1,000,000
New York City, New York Series C 0.11% 10/1/23
(LOC – JP Morgan Chase Bank)	500,000	500,000

35

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Notes (continued)
New York City, New York Trust for Cultural Resources
Revenue (Lincoln Center) Series A-1 0.12% 12/1/35
(LOC – JP Morgan Chase Bank)	$1,000,000	$1,000,000
Phoenix, Arizona Industrial Development Authority
Revenue (Southwest Human Development Project)
0.21% 4/1/28 (LOC – Wells Fargo Bank)	230,000	230,000
Total Short-Term Investments (cost $6,915,000)		6,915,000

Total Value of Securities – 98.64%
(cost $817,102,448)		886,329,346
Receivables and Other Assets
Net of Liabilities – 1.36%		12,207,619
Net Assets Applicable to 71,834,601
Shares Outstanding – 100.00%		$898,536,965

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($447,269,937 / 35,899,061 Shares)		$12.46
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($51,797 / 4,161 Shares)		$12.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($79,319,333 / 6,369,711 Shares)		$12.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($371,895,898 / 29,561,668 Shares)		$12.58

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$832,834,722
Undistributed net investment income		16,249
Accumulated net realized loss on investments		(3,540,904)
Net unrealized appreciation of investments		69,226,898
Total net assets		$898,536,965

36

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $2,771,413, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$12.46
Sales charge (2.75% of offering price) (B)	0.35
Offering price	$12.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

37

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.35%
Corporate Revenue Bonds – 21.69%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement - U.S.
Steel Corp. Project)
5.75% 8/1/42 (AMT)	$6,520,000	$6,595,306
6.875% 5/1/30	300,000	332,460
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	7,845,000	6,884,850
6.50% 6/1/47	8,405,000	8,038,458
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 5.00% 7/1/37 (AMT)	5,000,000	5,223,600
California State Enterprise Development Authority
Revenue (Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,157,630
Capital Trust Agency, Florida Revenue (Million Air One)
7.75% 1/1/41 (AMT)	1,700,000	1,914,285
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,003,650
Central Plains Energy Project, Nebraska Gas
Project Revenue Project #3 5.00% 9/1/42	2,000,000	2,185,880
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,605,000	1,611,484
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co.
Project) Series A 5.70% 5/1/34	1,000,000	1,129,670
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,656,716
Delaware State Economic Development Authority
Revenue Exempt Facilities (Indian River Power)
5.375% 10/1/45	1,600,000	1,713,552
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Refunding
5.00% 6/1/45 (AMBAC)	1,000,000	1,044,760
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	10,510,000	9,854,280
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38	2,000,000	2,237,580

38

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	$2,010,000	$2,429,326
6.00% 6/1/28	1,455,000	1,744,443
6.25% 6/1/24	2,635,000	2,947,854
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	935,000	994,167
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Westlake
Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,552,210
Love Field Airport Modernization Corporation, Texas
Special Facilities Revenue (Southwest Airlines Co.
Project) 5.25% 11/1/40	2,000,000	2,196,960
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	3,825,000	4,273,826
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	512,420
M-S-R Energy Authority, California Gas Revenue
Series B 6.125% 11/1/29	1,500,000	1,920,510
Series C 6.50% 11/1/39	2,185,000	3,079,867
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,079,480
5.75% 9/15/27 (AMT)	2,000,000	2,060,640
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16 (AMT)	200,000	212,730
•7.75% 8/1/31 (AMT)	1,000,000	1,138,600
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	985,870
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	4,875,000	5,828,453
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	1,000,000	1,153,000
Class 3 6.375% 7/15/49	2,500,000	2,979,800
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	1,175,000	1,408,285

39

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	$2,000,000	$2,017,740
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/32	1,450,000	1,681,362
5.25% 12/1/27	3,285,000	3,923,435
5.50% 12/1/29	765,000	936,972
• St. Charles Parish, Louisiana Revenue
(Valero Energy Corp. Project) 4.00% 12/1/40	1,635,000	1,805,220
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corp.) Series A 5.125% 6/1/37	1,900,000	2,031,936
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,091,040
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	5,830,000	5,744,138
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	1,036,600
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	423,167
		116,774,212
Education Revenue Bonds – 17.42%
Allegheny County, Pennsylvania Higher Education
Building Authority Revenue (Carnegie Mellon
University Project) Series A 5.00% 3/1/24	1,000,000	1,236,610
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,129,810
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,394,388
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,952,295
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,184,400
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,000,000	1,023,090
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,300,625
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,815,960

40

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority (New Designs Charter
School) Series A 5.50% 6/1/42	$1,750,000	$1,795,798
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	2,247,770
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
7.50% 11/1/41	1,000,000	1,255,180
Series A 5.50% 11/1/38	1,000,000	1,073,280
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,065,660
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	1,000,000	1,026,410
Subordinate Series B 6.00% 10/1/35	1,500,000	1,577,250
Clifton, Texas Higher Education Finance
Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,136,120
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,175,710
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties)
5.00% 10/1/35	2,500,000	2,674,824
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	4,800,000	4,759,407
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,105,660
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,169,970
Illinois Finance Authority Revenue (Lake Forest College)
Series A 6.00% 10/1/48	1,000,000	1,111,480
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,207,250
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	1,083,650

41

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Iowa Higher Education Loan Authority Revenue
(Private College Facilities)
5.00% 10/1/38	$2,000,000	$2,129,160
6.00% 9/1/39	2,145,000	2,416,878
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	1,500,000	1,691,610
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,345,000	1,451,188
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	1,130,000	1,237,158
Maryland State Health & Higher Educational
Facilities Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,088,140
@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	467,883
Massachusetts Health & Educational Facilities Authority
Revenue (Springfield College) 5.625% 10/15/40	1,000,000	1,097,130
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,916,719
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	931,428
(University Learning) 7.50% 11/1/40	1,000,000	1,154,580
(Voyageur) 8.00% 7/15/41	1,250,000	1,331,350
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	1,031,273
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,048,080
New Castle County, Delaware Revenue
(Newark Charter School Inc. Project) 5.00% 9/1/36	500,000	503,995
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,704,885
New Jersey State Educational Facilities Authority Revenue
(Rider University) Series A 5.00% 7/1/37	800,000	876,128
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,000,000	1,252,040

42

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	$1,250,000	$1,320,700
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,280,978
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	1,000,000	1,002,950
#(Concordia University Project) Series A 144A
6.125% 9/1/30	1,000,000	1,091,260
6.375% 9/1/40	500,000	551,805
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,458,938
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	1,101,330
•(Foundation Indiana University)
Series A 0.856% 7/1/39 (SGI)	2,400,000	1,800,768
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	489,776
6.25% 4/1/37	500,000	555,215
(First Philadelphia Charter Project)
Series A 5.75% 8/15/32	745,000	764,698
(Global Leadership Academy Project)
6.375% 11/15/40	1,000,000	1,090,030
(Green Woods Charter School Project)
Series A 5.75% 6/15/42	1,600,000	1,624,000
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,104,330
Philadelphia, Pennsylvania Redevelopment Authority
Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,480,890
Phoenix, Arizona Industrial Development
Authority Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,018,250
5.625% 9/1/42	600,000	612,618
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,180,020

43

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority
Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	$2,000,000	$2,007,160
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,106,987
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	910,000	899,107
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Financing Authority
(Sacred Heart University) 5.00% 10/1/42	750,000	762,540
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,373,819
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,406,152
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,080,260
Wyoming Community Development Authority Student
Housing Revenue (CHF-Wyoming LLC)
6.50% 7/1/43	1,000,000	1,143,880
Yonkers, New York Economic Development Corporation
Education Revenue (Charter School Educational
Excellence) 6.25% 10/15/40	595,000	629,290
		93,769,973
Electric Revenue Bond – 1.23%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	6,670,000	6,603,700
		6,603,700
Healthcare Revenue Bonds – 25.74%
Abag, California Finance Authority for Nonprofit Corporations
Refunding (Episcopal Senior Communities)
6.125% 7/1/41	1,650,000	1,921,310
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	2,500,000	3,036,775
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	1,028,800

44

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	$1,000,000	$1,162,030
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
7.00% 4/1/39	1,000,000	1,233,370
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
7.125% 7/1/29	900,000	1,134,540
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,107,310
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	575,275
(Terraces at San Joaquin Garden)
Series A 6.00% 10/1/47	1,250,000	1,354,163
Chesterfield County, Virginia Economic Development
Authority Revenue (1st Mortgage - Brandermill
Woods Project) 5.125% 1/1/43	2,500,000	2,532,275
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	1,000,670
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,990,000	2,126,653
Cumberland County, Pennsylvania Municipal
Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,642,576
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	1,034,510
6.375% 1/1/39	1,000,000	1,121,460
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	2,250,000	2,408,625
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	1,200,000	1,213,956

45

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hanover County, Virginia Economic Development
Authority Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	$2,000,000	$2,007,280
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,380,325
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,205,980
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,084,230
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,789,605
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,769,638
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,285,620
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,191,640
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,003,480
Illinois State Finance Authority Revenue (Franciscan
Communities Inc.) Series A 5.125% 5/15/43	1,250,000	1,286,475
Indiana Finance Authority Hospital Revenue (King’s
Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	1,089,890
Indiana Finance Authority Revenue (Marquette Project)
5.00% 3/1/39	1,400,000	1,462,440
Iowa Finance Authority Revenue (Sunrise Retirement
Community) 5.75% 9/1/43	2,500,000	2,516,350
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	1,204,630
Kentwood, Michigan Economic Development Corporation
Revenue (Limited Obligation - Holland Home)
5.625% 11/15/41	1,250,000	1,310,313
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,989,960
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	3,012,180
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	781,035
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	1,014,040

46

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	$1,705,000	$2,045,062
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities)
5.50% 8/15/30	1,000,000	1,110,200
Lucas County, Ohio Refunding & Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,000,000	3,394,620
Maine Health & Higher Educational Facilities
Authority Revenue
(Eastern Maine Medical Center Obligation Group)
5.00% 7/1/43	1,000,000	1,095,950
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	2,062,984
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center)
5.50% 11/15/42	1,000,000	1,110,550
Maryland State Health & Higher Educational Facilities
Authority Revenue (Doctors Community Hospital)
5.75% 7/1/38	1,500,000	1,687,305
Michigan State Strategic Fund Limited Refunding
Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,771,560
Missouri State Health & Educational Facilities Authority
Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,126,340
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Meeting - Whitemarsh Continuing
Care) 6.25% 2/1/35	2,500,000	2,542,100
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,566,700
New Jersey Health Care Facilities Financing
Authority Revenue
(Barnabas Health Services) Series A
4.00% 7/1/26	1,250,000	1,349,550
5.00% 7/1/25	315,000	370,897
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	995,519
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	3,182,706
(Trinitas Hospital Obligation Group)
Series A 5.25% 7/1/30	1,240,000	1,319,186
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	2,500,000	2,766,950

47

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	$1,520,000	$1,617,903
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,026,220
Northampton County, Pennsylvania Industrial Development
Authority Revenue (Morningstar Senior Living)
5.00% 7/1/36	1,000,000	1,029,270
Oklahoma County, Oklahoma Finance Authority Revenue
(Epworth Villa Project) Series A 5.125% 4/1/42	2,850,000	2,925,497
Onondaga, New York Civic Development Revenue
(St. Joseph Hospital Health Center)
4.50% 7/1/32	1,000,000	989,750
5.00% 7/1/42	5,945,000	6,248,342
Orange County, New York Funding Corporation Assisted
Living Residence Revenue 6.50% 1/1/46	4,000,000	4,005,319
Oregon State Health & Science University
Series E 4.00% 7/1/29	1,315,000	1,408,654
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,100,000	1,299,749
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System) Series A
5.50% 7/1/30	2,000,000	2,139,760
5.625% 7/1/42	1,000,000	1,105,040
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/42	2,750,000	2,971,898
San Buenaventura, California Revenue (Community
Memorial Health Systems) 7.50% 12/1/41	2,475,000	3,026,430
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health)
5.75% 8/1/39	915,000	1,026,639
St. Johns County, Florida Industrial Development
Authority Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	1,000,000	1,119,730
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	500,000	566,345

48

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	$2,000,000	$2,164,680
Suffolk County, New York Economic Development
Corporation Revenue (Peconic Landing Southland)
6.00% 12/1/40	575,000	640,665
Tempe, Arizona Industrial Development Authority
Revenue (Friendship Village)
Series A 6.25% 12/1/46	500,000	541,815
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,191,220
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,163,833
Washington State Health Care Facilities
Authority Revenue
(Kadlec Regional Medical Center) 5.00% 12/1/42	3,000,000	3,146,130
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,459,963
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	270,000	281,524
5.75% 11/1/39	600,000	631,902
6.00% 5/1/47	920,000	977,868
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group)
9.125% 10/1/41	3,000,000	3,848,189
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project)
Series A 5.30% 1/1/35	1,000,000	1,019,150
Wisconsin Health & Educational Facilities Authority
Revenue (Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	3,460,000	3,467,853
Yavapai County, Arizona Industrial Development
Authority Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,020,730
		138,579,656

49

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 0.91%
California Municipal Finance Authority Mobile Home Park
Revenue (Senior - Caritas Projects) Series A
5.50% 8/15/47	$1,500,000	$1,601,430
6.40% 8/15/45	1,830,000	2,025,114
Independent Cities, California Finance Authority Revenue
Refunding (Sahar Mobile Home Park)
Series A 5.00% 6/15/47	1,250,000	1,280,263
		4,906,807
Lease Revenue Bonds – 6.75%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and
Northern Nevada Project) Series A
6.625% 1/1/32	500,000	530,655
6.875% 1/1/42	1,500,000	1,596,285
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	980,000	1,045,219
District of Columbia Revenue (Center of Strategic &
International Studies) 6.625% 3/1/41	2,235,000	2,442,967
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47	2,500,000	2,980,275
New Jersey Economic Development Authority Revenue
(School Facilities Construction)
Series NN 5.00% 3/1/29	2,500,000	2,933,050
(UMM Energy Partners) Series A
5.00% 6/15/37 (AMT)	560,000	602,190
5.125% 6/15/43 (AMT)	500,000	538,455
New York City, New York Industrial Development Agency
Revenue (Pilot - Queens Baseball Stadium)
5.00% 1/1/46 (AMBAC)	1,000,000	1,022,360
New York State Liberty Development Corporation Liberty
Revenue (World Trade Center Project)
5.75% 11/15/51	7,485,000	8,885,369
Class 3 5.00% 3/15/44	1,400,000	1,515,878
Public Finance Authority, Wisconsin Airport Facilities
Revenue (Senior Obligation Group)
5.00% 7/1/42 (AMT)	4,000,000	4,156,800
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series U 5.25% 7/1/42	5,000,000	5,008,800

50

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Finance Corporation Revenue
(Commonwealth Appropriation)
Series B 5.50% 8/1/31	$1,880,000	$1,914,141
Wise County, Texas (Parker County Junior College District)
8.00% 8/15/34	1,000,000	1,201,120
		36,373,564
§Pre-Refunded/Escrowed to Maturity Bonds – 0.67%
Capital Trust Agency, Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	550,000	577,550
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24-14	720,000	767,059
New Jersey State Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/34-14	965,000	1,034,441
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23-14 (AMT)	1,160,000	1,226,584
		3,605,634
Resource Recovery Revenue Bond – 0.20%
Mission Economic Development, Dallas, Texas Clean
Energy Revenue (McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,075,320
		1,075,320
Special Tax Revenue Bonds – 10.90%
Allentown, Pennsylvania Neighborhood Improvement
Zone Development Authority Revenue
Series A 5.00% 5/1/42	1,500,000	1,608,210
Anne Arundel County, Maryland Special Obligation
Revenue (National Business Park - North Project)
6.10% 7/1/40	1,725,000	1,885,287
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	1,030,420
Bonita Canyon, California Public Facilities Financing Authority
Revenue (Community Facilities District #98-1)
5.00% 9/1/28	700,000	724,353

51

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	$5,500,000	$6,607,370
6.50% 7/15/30	1,175,000	1,446,143
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	6,220,000	6,631,203
Dutchess County, New York Local Development Corporation
Revenue (Anderson Center Services Inc. Project)
6.00% 10/1/30	2,000,000	2,129,500
@ Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36	1,000,000	585,870
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	650,000	507,787
Lancaster, California Redevelopment Agency Tax Allocation
Revenue (Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	575,645
Louisiana Stadium & Exposition District Revenue (Senior)
Series A 5.00% 7/1/36	1,200,000	1,368,984
Mosaic, Virginia District Community Development
Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,743,900
Nampa Development Corporation, Idaho Revenue
5.90% 3/1/30	2,000,000	2,171,080
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	2,500,000	2,880,375
Series II 5.00% 3/1/26	2,500,000	2,966,300
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program)
Series AA 5.00% 6/15/21	2,000,000	2,429,620
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,054,540
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,239,330
(YMCA of Greater New York Project) 5.00% 8/1/36	3,000,000	3,136,590
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,125,410

52

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	$3,000,000	$2,999,670
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	730,000	773,807
First Subordinate Series A 5.75% 8/1/37	800,000	865,656
First Subordinate Series C 5.50% 8/1/40	3,000,000	3,211,890
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	1,200,000	1,200,684
Roseville Westpark, California Community Facilities
District #1 (Special Tax Public Facilities)
5.25% 9/1/37	600,000	605,538
San Mateo, California Special Tax Revenue (Community
Facilities District #2008-1 Bay Meadows) 6.00% 9/1/42	705,000	774,626
@ St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	1,005,560
5.50% 11/1/27	500,000	502,175
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement (Grand Center
Redevelopment Project) 6.375% 12/1/25	1,200,000	1,289,256
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	925,000	961,353
^ Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue (Capital Appreciation – Sales
Tax Subordinate Lien) 6.07% 6/1/21	990,000	659,439
		58,697,571
State General Obligation Bonds – 5.52%
Pennsylvania Commonwealth First Series 5.00% 6/1/22	3,000,000	3,819,630
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/16	1,610,000	1,719,544
5.50% 7/1/18 (NATL-RE)	1,431,068	1,411,350
5.50% 7/1/39	3,603,858	3,590,965
5.75% 7/1/41	2,000,000	2,107,420

53

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of Connecticut Series C 5.00% 6/1/20	$6,500,000	$8,127,045
State of Minnesota (Trunk Highway)
Series B 5.00% 8/1/21	5,000,000	6,386,001
State of New York Series A 5.25% 2/15/24	2,000,000	2,535,760
		29,697,715
Transportation Revenue Bonds – 5.98%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,204,420
Subordinate Lien 6.75% 1/1/41	1,000,000	1,170,260
Delaware Transportation Authority Revenue Senior
5.00% 7/1/22	2,000,000	2,554,920
Houston, Texas Airport System Revenue Refunding
Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,148,980
Maryland Economic Development Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	1,400,000	1,598,352
Metropolitan Transportation Authority
Series F 5.00% 11/15/27	3,000,000	3,551,640
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	1,970,000	2,340,242
Regional Transportation District, Colorado Private Activity
Revenue (Denver Transit Partners)
6.00% 1/15/41	1,000,000	1,165,220
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,185,220
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,303,030
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,512,490
7.50% 6/30/33	500,000	631,385
(Mobility Partners) 6.875% 12/31/39	4,055,000	4,848,036
		32,214,195

54

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 0.34%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue (Senior Lien) Series A 6.00% 7/1/47	$1,730,000	$1,809,736
		1,809,736
Total Municipal Bonds (cost $485,623,967)		524,108,083

Short-Term Investments – 2.35%
¤Variable Rate Demand Notes – 2.35%
Aurora, Colorado Hospital Revenue
(Children’s Hospital Association Project)
Series B 0.10% 12/1/36 (LOC – U.S. Bank)	500,000	500,000
California Statewide Communities Development Authority
Revenue (John Muir Health)
Series C 0.08% 8/15/27 (LOC – Wells Fargo Bank)	500,000	500,000
Charlotte-Mecklenburg, North Carolina Hospital
Authority Health Care System Revenue (Carolinas)
Series H 0.09% 1/15/45 (LOC – Wells Fargo Bank)	2,000,000	2,000,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-1 0.11% 7/1/36 (LOC – JPMorgan Chase Bank)	2,600,000	2,600,000
Lancaster County, Pennsylvania Hospital Authority
Revenue (Masonic Homes Project)
Series D 0.10% 7/1/34 (LOC – JPMorgan Chase Bank)	2,000,000	2,000,000
New York City, New York
Subseries A-7 0.11% 8/1/20
(LOC – JPMorgan Chase Bank)	400,000	400,000
Subseries E5 0.11% 8/1/15
(LOC – JPMorgan Chase Bank)	300,000	300,000
Subseries G-4 0.10% 4/1/42 (LOC – PNC Bank)	750,000	750,000
New York City, New York Industrial Development Agency
Civic Facility Revenue (American Civil Project)
0.11% 6/1/35 (LOC – JPMorgan Chase Bank)	1,250,000	1,250,000
Valdez, Alaska Marine Terminal Revenue
(Exxon Pipeline Co. Project) Series B 0.10% 12/1/33	1,000,000	1,000,000

55

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Notes (continued)
Virginia Small Business Financing Authority Hospital
Revenue (Carilion Clinic Obligation)
Series B 0.11% 7/1/42 (LOC – PNC Bank)	$500,000	$500,000
West Virginia State Hospital Finance Authority Revenue
(West Virginia United Health System)
Series B 0.11% 6/1/41 (LOC – JPMorgan Chase Bank)	850,000	850,000
Total Short-Term Investments (cost $12,650,000)		12,650,000

Total Value of Securities – 99.70%
(cost $498,273,967)		536,758,083
Receivables and Other Assets
Net of Liabilities – 0.30%		1,625,481
Net Assets Applicable to 48,894,028
Shares Outstanding – 100.00%		$538,383,564

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($269,171,651 / 24,537,559 Shares)		$10.97
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($704,792 / 64,132 Shares)		$10.99
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($87,222,140 / 7,918,298 Shares)		$11.02
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($181,284,981 / 16,374,039 Shares)		$11.07

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$500,559,579
Distributions in excess of net investment income		(4,102)
Accumulated net realized loss on investments		(656,029)
Net unrealized appreciation of investments		38,484,116
Total net assets		$538,383,564

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $2,561,488, which represented 0.48% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

56

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2013, the aggregate value of Rule 144A securities was $1,643,065, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit
SGI — Insured by Syncora Guarantee Inc.

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.97
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.49

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

57

Statements of operations

Six Months Ended February 28, 2013 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$15,105,161	$15,594,035	$11,908,015

Expenses:
Management fees	1,788,822	2,156,614	1,316,013
Distribution expenses – Class A	884,589	680,877	306,461
Distribution expenses – Class B	7,278	298	3,615
Distribution expenses – Class C	195,010	385,780	390,407
Dividend disbursing and transfer
agent fees and expenses	223,310	412,127	177,436
Accounting and administration expenses	129,297	171,237	93,047
Registration fees	36,502	44,517	46,890
Legal fees	27,561	33,236	15,771
Reports and statements to shareholders	18,567	27,521	13,017
Trustees’ fees	14,991	19,869	10,991
Audit and tax	13,733	19,783	10,392
Pricing fees	8,839	13,789	13,427
Custodian fees	6,264	8,290	5,298
Insurance fees	6,188	7,891	2,752
Due and services	4,904	5,340	3,630
Consulting fees	3,595	4,854	2,541
Trustees’ expenses	1,381	1,824	921
	3,370,831	3,993,847	2,412,609
Less expenses absorbed or waived	(417,504)	(278,448)	(276,365)
Less waived distribution expenses – Class A	(145,625)	(340,439)	—
Less expenses paid indirectly	(473)	(543)	(187)
Total operating expenses	2,807,229	3,374,417	2,136,057
Net Investment Income	12,297,932	12,219,618	9,771,958
58

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	$5,991,293	$4,075,022	$2,779,665
Net change in unrealized appreciation
(depreciation) of investments	2,122,851	(261,079)	6,350,016
Net Realized and Unrealized Gain	8,114,144	3,813,943	9,129,681

Net Increase in Net Assets
Resulting from Operations	$20,412,076	$16,033,561	$18,901,639

See accompanying notes, which are an integral part of the financial statements.

59

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$12,297,932	$26,112,758
Net realized gain	5,991,293	12,593,089
Net change in unrealized appreciation (depreciation)	2,122,851	39,892,342
Net increase in net assets resulting from operations	20,412,076	78,598,189

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,346,518)	(24,318,829)
Class B	(21,899)	(71,571)
Class C	(582,756)	(1,113,082)
Institutional Class	(408,758)	(547,276)

Net realized gain:
Class A	(3,943,079)	—
Class B	(9,579)	—
Class C	(252,231)	—
Institutional Class	(129,212)	—
	(16,694,032)	(26,050,758)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,375,891	24,908,312
Class B	—	29,617
Class C	6,543,593	6,942,209
Institutional Class	8,094,880	13,146,308

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	12,148,350	13,911,049
Class B	21,289	48,104
Class C	655,899	837,082
Institutional Class	403,541	353,695
	57,243,443	60,176,376

60

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,293,312)	$(72,229,853)
Class B	(495,398)	(1,107,287)
Class C	(2,925,878)	(4,210,929)
Institutional Class	(2,425,018)	(5,557,588)
	(44,139,606)	(83,105,657)
Increase (decrease) in net assets derived from
capital share transactions	13,103,837	(22,929,281)
Net Increase in Net Assets	16,821,881	29,618,150

Net Assets:
Beginning of period	661,269,270	631,651,120
End of period	$678,091,151	$661,269,270

Undistributed net investment income	$66,896	$128,895

See accompanying notes, which are an integral part of the financial statements.

61

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,219,618	$24,892,898
Net realized gain	4,075,022	8,549,846
Net change in unrealized appreciation (depreciation)	(261,079)	29,502,702
Net increase in net assets resulting from operations	16,033,561	62,945,446

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,325,639)	(13,653,725)
Class B	(578)	(3,093)
Class C	(746,042)	(1,448,064)
Institutional Class	(5,147,345)	(9,787,989)
	(12,219,604)	(24,892,871)

Capital Share Transactions:
Proceeds from shares sold:
Class A	65,895,994	110,940,228
Class B	—	2,352
Class C	10,438,670	21,316,081
Institutional Class	89,852,627	121,081,688

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,638,326	10,732,723
Class B	577	2,048
Class C	605,117	1,183,202
Institutional Class	2,605,089	5,274,687
	175,036,400	270,533,009

62

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(91,052,649)	$(122,640,858)
Class B	(14,282)	(194,373)
Class C	(7,929,112)	(10,083,689)
Institutional Class	(54,842,660)	(88,824,807)
	(153,838,703)	(221,743,727)
Increase in net assets derived from
capital share transactions	21,197,697	48,789,282
Net Increase in Net Assets	25,011,654	86,841,857

Net Assets:
Beginning of period	873,525,311	786,683,454
End of period	$898,536,965	$873,525,311

Undistributed net investment income	$16,249	$16,235

See accompanying notes, which are an integral part of the financial statements.

63

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$9,771,958	$14,231,167
Net realized gain	2,779,665	119,419
Net change in unrealized appreciation (depreciation)	6,350,016	32,901,643
Net increase in net assets resulting from operations	18,901,639	47,252,229

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,078,785)	(8,090,016)
Class B	(12,312)	(31,314)
Class C	(1,324,413)	(2,143,223)
Institutional Class	(3,352,095)	(3,879,322)
	(9,767,605)	(14,143,875)

Capital Share Transactions:
Proceeds from shares sold:
Class A	81,493,968	98,235,878
Class B	246	24,627
Class C	22,679,376	28,063,476
Institutional Class	104,156,749	94,846,876

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,323,129	6,404,305
Class B	9,084	19,983
Class C	1,094,426	1,761,167
Institutional Class	1,743,404	1,594,690
	215,500,382	230,951,002

64

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(50,317,709)	$(35,115,726)
Class B	(94,277)	(121,264)
Class C	(7,713,389)	(10,532,464)
Institutional Class	(53,024,373)	(23,649,060)
	(111,149,748)	(69,418,514)
Increase in net assets derived from
capital share transactions	104,350,634	161,532,488
Net Increase in Net Assets	113,484,668	194,640,842

Net Assets:
Beginning of period	424,898,896	230,258,054
End of period	$538,383,564	$424,898,896

Undistributed (distributions in excess of)
net investment income	$(4,102)	$26,897

See accompanying notes, which are an integral part of the financial statements.

65

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.260	$11.300	$11.630	$10.890	$10.970	$11.230

0.229	0.484	0.503	0.522	0.479	0.462
0.151	0.959	(0.330)	0.740	(0.081)	(0.260)
0.380	1.443	0.173	1.262	0.398	0.202

(0.230)	(0.483)	(0.503)	(0.522)	(0.478)	(0.462)
(0.080)	—	—	—	—	—
(0.310)	(0.483)	(0.503)	(0.522)	(0.478)	(0.462)

$12.330	$12.260	$11.300	$11.630	$10.890	$10.970

3.11%	13.01%	1.65%	11.85%	3.91%	1.82%

$611,065	$604,415	$589,175	$581,931	$536,420	$510,822
0.80%	0.80%	0.80%	0.80%	0.84%	0.85%

0.98%	0.93%	0.94%	0.95%	0.97%	0.94%
3.73%	4.11%	4.52%	4.64%	4.60%	4.13%

3.55%	3.98%	4.38%	4.49%	4.47%	4.04%
17%	52%	49%	32%	66%	28%

67

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.260	$11.290	$11.620	$10.880	$10.960	$11.230

0.182	0.395	0.418	0.437	0.399	0.378
0.151	0.969	(0.330)	0.740	(0.080)	(0.270)
0.333	1.364	0.088	1.177	0.319	0.108

(0.183)	(0.394)	(0.418)	(0.437)	(0.399)	(0.378)
(0.080)	—	—	—	—	—
(0.263)	(0.394)	(0.418)	(0.437)	(0.399)	(0.378)

$12.330	$12.260	$11.290	$11.620	$10.880	$10.960

2.73%	12.27%	0.89%	11.01%	3.13%	0.96%

$1,359	$1,827	$2,682	$5,373	$8,168	$11,812
1.56%	1.56%	1.56%	1.56%	1.60%	1.61%

1.69%	1.69%	1.70%	1.71%	1.73%	1.70%
2.98%	3.35%	3.76%	3.88%	3.84%	3.37%

2.85%	3.22%	3.62%	3.73%	3.71%	3.28%
17%	52%	49%	32%	66%	28%

69

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.270	$11.300	$11.630	$10.890	$10.970	$11.230

0.183	0.395	0.419	0.437	0.399	0.377
0.151	0.969	(0.330)	0.740	(0.080)	(0.260)
0.334	1.364	0.089	1.177	0.319	0.117

(0.184)	(0.394)	(0.419)	(0.437)	(0.399)	(0.377)
(0.080)	—	—	—	—	—
(0.264)	(0.394)	(0.419)	(0.437)	(0.399)	(0.377)

$12.340	$12.270	$11.300	$11.630	$10.890	$10.970

2.73%	12.26%	0.88%	11.00%	3.13%	0.96%

$41,308	$36,840	$30,552	$30,302	$20,542	$16,641
1.56%	1.56%	1.56%	1.56%	1.60%	1.61%

1.69%	1.69%	1.70%	1.71%	1.73%	1.70%
2.98%	3.35%	3.76%	3.88%	3.84%	3.37%

2.85%	3.22%	3.62%	3.73%	3.71%	3.28%
17%	52%	49%	32%	66%	28%

71

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

72

Six Months Ended	Year Ended			12/31/08[2] to
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$12.360	$11.380	$11.720	$10.890	$10.020

0.246	0.517	0.534	0.549	0.322
0.151	0.979	(0.340)	0.830	0.870
0.397	1.496	0.194	1.379	1.192

(0.247)	(0.516)	(0.534)	(0.549)	(0.322)
(0.080)	—	—	—	—
(0.327)	(0.516)	(0.534)	(0.549)	(0.322)

$12.430	$12.360	$11.380	$11.720	$10.890

3.23%	13.41%	1.83%	12.84%	12.15%

$24,359	$18,187	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.56%	0.60%

0.69%	0.69%	0.70%	0.71%	0.73%
3.98%	4.35%	4.76%	4.88%	4.84%

3.85%	4.22%	4.62%	4.73%	4.71%
17%	52%	49%	32%	66% [4]

73

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.410	$11.850	$12.110	$11.460	$11.250	$11.210

0.172	0.362	0.381	0.423	0.388	0.383
0.050	0.560	(0.260)	0.650	0.210	0.041
0.222	0.922	0.121	1.073	0.598	0.424

(0.172)	(0.362)	(0.381)	(0.423)	(0.388)	(0.384)
(0.172)	(0.362)	(0.381)	(0.423)	(0.388)	(0.384)

$12.460	$12.410	$11.850	$12.110	$11.460	$11.250

1.80%	7.89%	1.10%	9.53%	5.49%	3.83%

$447,270	$464,540	$444,780	$481,004	$459,782	$407,729
0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

0.96%	0.97%	0.98%	1.00%	1.03%	1.03%
2.78%	2.98%	3.27%	3.59%	3.51%	3.38%

2.57%	2.76%	3.04%	3.34%	3.23%	3.10%
8%	39%	43%	27%	47%	28%

75

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.390	$11.840	$12.100	$11.450	$11.240	$11.200

0.119	0.259	0.282	0.324	0.294	0.287
0.060	0.550	(0.260)	0.650	0.210	0.041
0.179	0.809	0.022	0.974	0.504	0.328

(0.119)	(0.259)	(0.282)	(0.324)	(0.294)	(0.288)
(0.119)	(0.259)	(0.282)	(0.324)	(0.294)	(0.288)

$12.450	$12.390	$11.840	$12.100	$11.450	$11.240

1.45%	6.90%	0.25%	8.62%	4.61%	2.95%

$52	$65	$249	$511	$861	$1,272
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%

1.66%	1.67%	1.68%	1.70%	1.73%	1.73%
1.93%	2.13%	2.42%	2.74%	2.66%	2.53%

1.87%	2.06%	2.34%	2.64%	2.53%	2.40%
8%	39%	43%	27%	47%	28%

77

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.400	$11.850	$12.110	$11.450	$11.240	$11.200

0.119	0.258	0.282	0.323	0.294	0.287
0.050	0.550	(0.260)	0.660	0.210	0.041
0.169	0.808	0.022	0.983	0.504	0.328

(0.119)	(0.258)	(0.282)	(0.323)	(0.294)	(0.288)
(0.119)	(0.258)	(0.282)	(0.323)	(0.294)	(0.288)

$12.450	$12.400	$11.850	$12.110	$11.450	$11.240

1.37%	6.89%	0.25%	8.70%	4.60%	2.95%

$79,319	$75,887	$60,398	$65,343	$40,232	$24,880
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%

1.66%	1.67%	1.68%	1.70%	1.73%	1.73%
1.93%	2.13%	2.42%	2.74%	2.66%	2.53%

1.87%	2.06%	2.34%	2.64%	2.53%	2.40%
8%	39%	43%	27%	47%	28%

79

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

80

Six Months Ended	Year Ended			12/31/08[2] to
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$12.530	$11.970	$12.230	$11.460	$10.800

0.183	0.384	0.402	0.424	0.269
0.050	0.560	(0.260)	0.770	0.660
0.233	0.944	0.142	1.194	0.929

(0.183)	(0.384)	(0.402)	(0.424)	(0.269)
(0.183)	(0.384)	(0.402)	(0.424)	(0.269)

$12.580	$12.530	$11.970	$12.230	$11.460

1.87%	8.00%	1.28%	10.62%	8.68%

$371,896	$333,033	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%	0.60%

0.66%	0.67%	0.68%	0.70%	0.73%
2.93%	3.13%	3.42%	3.74%	3.65%

2.87%	3.06%	3.34%	3.64%	3.52%
8%	39%	43%	27%	47% [4]

81

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$10.750	$9.620	$10.090	$8.920	$9.510	$10.030

0.224	0.496	0.479	0.513	0.505	0.484
0.220	1.127	(0.474)	1.169	(0.595)	(0.520)
0.444	1.623	0.005	1.682	(0.090)	(0.036)

(0.224)	(0.493)	(0.475)	(0.512)	(0.500)	(0.484)
(0.224)	(0.493)	(0.475)	(0.512)	(0.500)	(0.484)

$10.970	$10.750	$9.620	$10.090	$8.920	$9.510

4.16%	17.28%	0.23%	19.29%	(0.38% )	(0.37% )

$269,172	$228,829	$140,629	$139,628	$68,812	$67,762
0.85%	0.85%	0.85%	0.85%	0.90%	0.90%

0.96%	0.99%	1.01%	1.04%	1.08%	1.04%
4.12%	4.83%	5.03%	5.24%	6.06%	4.94%

4.01%	4.69%	4.87%	5.05%	5.88%	4.80%
17%	34%	57%	37%	67%	24%

83

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$10.770	$9.640	$10.110	$8.940	$9.530	$10.050

0.184	0.421	0.408	0.442	0.440	0.410
0.220	1.127	(0.474)	1.169	(0.592)	(0.520)
0.404	1.548	(0.066)	1.611	(0.152)	(0.110)

(0.184)	(0.418)	(0.404)	(0.441)	(0.438)	(0.410)
(0.184)	(0.418)	(0.404)	(0.441)	(0.438)	(0.410)

$10.990	$10.770	$9.640	$10.110	$8.940	$9.530

3.77%	16.39%	(0.51% )	18.37%	(1.11% )	(1.12% )

$705	$775	$768	$1,118	$1,448	$3,135
1.60%	1.60%	1.60%	1.60%	1.65%	1.65%

1.71%	1.74%	1.76%	1.79%	1.83%	1.79%
3.37%	4.08%	4.28%	4.49%	5.31%	4.19%

3.26%	3.94%	4.12%	4.30%	5.13%	4.05%
17%	34%	57%	37%	67%	24%

85

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

86

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$10.800	$9.660	$10.130	$8.960	$9.550	$10.070

0.185	0.422	0.409	0.442	0.441	0.410
0.220	1.137	(0.474)	1.169	(0.592)	(0.520)
0.405	1.559	(0.065)	1.611	(0.151)	(0.110)

(0.185)	(0.419)	(0.405)	(0.441)	(0.439)	(0.410)
(0.185)	(0.419)	(0.405)	(0.441)	(0.439)	(0.410)

$11.020	$10.800	$9.660	$10.130	$8.960	$9.550

3.77%	16.47%	(0.51% )	18.33%	(1.11% )	(1.12% )

$87,222	$69,634	$44,497	$36,384	$7,770	$6,998
1.60%	1.60%	1.60%	1.60%	1.65%	1.65%

1.71%	1.74%	1.76%	1.79%	1.83%	1.79%
3.37%	4.08%	4.28%	4.49%	5.31%	4.19%

3.26%	3.94%	4.12%	4.30%	5.13%	4.05%
17%	34%	57%	37%	67%	24%

87

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

88

Six Months Ended	Year Ended			12/31/08[2] to
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.850	$9.710	$10.190	$8.930	$7.590

0.240	0.527	0.506	0.534	0.342
0.220	1.137	(0.484)	1.259	1.338
0.460	1.664	0.022	1.793	1.680

(0.240)	(0.524)	(0.502)	(0.533)	(0.340)
(0.240)	(0.524)	(0.502)	(0.533)	(0.340)

$11.070	$10.850	$9.710	$10.190	$8.930

4.27%	17.57%	0.41%	20.55%	22.55%

$181,285	$125,661	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.60%	0.65%

0.71%	0.74%	0.76%	0.79%	0.85%
4.37%	5.08%	5.28%	5.49%	6.41%

4.26%	4.94%	5.12%	5.30%	6.21%
17%	34%	57%	37%	67% [4]

89

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2013 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to Jun. 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

90

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2009 – Aug. 31, 2012), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

91

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2013.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2013, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$473	$543	$187

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

92

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund, respectively, through Dec. 27, 2013. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursement applies only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2013, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$16,183	$21,432	$11,645

DSC is also the transfer agency and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on Jun. 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to Jun. 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after Jun. 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

93

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through Dec. 27, 2013 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At Feb. 28, 2013, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$222,281	$296,719	$169,572
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	13,965	18,481	10,993
Distribution fees payable
to DDLP	146,917	111,438	117,490
Other expenses payable to
DMC and affiliates*	8,189	17,223	12,106

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended Feb. 28, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$8,586	$11,380	$6,075

For the six months ended Feb. 28, 2013, DDLP earned commissions on sales of the Fund’s Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$45,303	$17,259	$80,261

94

For the six months ended Feb. 28, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$988	$—	$—
Class B	—	—	128
Class C	170	286	323

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$114,183,914	$88,010,691	$183,414,075
Sales	109,504,421	73,506,565	80,335,562

At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$603,618,389	$817,102,448	$498,053,712
Aggregate unrealized
appreciation	$72,519,767	$69,556,680	$40,542,737
Aggregate unrealized
depreciation	(1,552,006)	(329,782)	(1,838,366)
Net unrealized appreciation	$70,967,761	$69,226,898	$38,704,371

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

95

Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2013:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
	Level 2	Level 2	Level 2
Municipal Bonds	$667,696,150	$879,414,346	$524,108,083
Short-Term investments	6,890,000	6,915,000	12,650,000
Total	$674,586,150	$886,329,346	$536,758,083

During the period ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

96

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six Months ended 2/28/13*
Tax-exempt income	$12,741,444	$12,213,918	$9,735,534
Ordinary income	106,073	5,686	32,071
Long-term capital gains	3,846,515	—	—
Total	$16,694,032	$12,219,604	$9,767,605

Year ended 8/31/12
Tax-exempt income	$25,997,997	$24,880,939	$14,095,674
Ordinary income	52,761	11,932	48,201
Total	$26,050,758	$24,892,871	$14,143,875

*Tax information for the six months ended Feb. 28, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of Feb. 28, 2013, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$602,183,944	$832,834,722	$500,559,579
Undistributed ordinary income	2,381,268	—	—
Undistributed tax-exempt
income	452,333	413,674	343,876
Undistributed long-term
capital gains	2,491,282	—	—
Distributions payable	(385,437)	(397,425)	(347,978)
Realized gains
9/1/12 – 2/28/13	—	4,075,022	2,739,356
Capital loss carryforward as
of 8/31/12	—	(7,615,926)	(3,615,640)
Unrealized appreciation	70,967,761	69,226,898	38,704,371
Net assets	$678,091,151	$898,536,965	$538,383,564

97

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended Feb. 28, 2013, Delaware National High-Yield Municipal Bond Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(35,352)
Accumulated net realized loss	35,352

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2012 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2015	$—	$—	$355,701
2017	—	5,428,954	374,735
Total	$—	$5,428,954	$730,436

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free USA Intermediate Fund	$2,186,972	$—
Delaware National High-Yield Municipal Bond Fund	1,201,136	1,684,068

98

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	2,374,946	2,104,528	5,288,116	9,140,856	7,470,764	9,508,392
Class B	—	2,456	—	191	22	2,294
Class C	528,970	585,541	838,521	1,755,047	2,071,189	2,707,511
Institutional Class	650,605	1,099,549	7,131,496	9,890,039	9,429,086	9,184,149

Shares issued upon reinvestment of dividends and distributions:
Class A	981,738	1,178,162	452,793	883,131	396,315	626,870
Class B	1,721	4,091	46	170	832	1,959
Class C	52,996	70,840	48,638	97,422	99,957	171,868
Institutional Class	32,411	29,539	207,411	429,900	158,272	154,112
	4,623,387	5,074,706	13,967,021	22,196,756	19,626,437	22,357,155

Shares redeemed:
Class A	(3,097,706)	(6,149,790)	(7,282,443)	(10,105,267)	(4,615,020)	(3,469,808)
Class B	(40,537)	(94,985)	(1,155)	(16,124)	(8,734)	(11,969)
Class C	(236,904)	(356,850)	(636,971)	(830,827)	(703,269)	(1,035,620)
Institutional Class	(194,739)	(469,114)	(4,360,437)	(7,234,869)	(4,794,568)	(2,326,733)
	(3,569,886)	(7,070,739)	(12,281,006)	(18,187,087)	(10,121,591)	(6,844,130)
Net increase
(decrease)	1,053,501	(1,996,033)	1,686,015	4,009,669	9,504,846	15,513,025

For the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	9,616	9,626	$117,742	43,994	44,077	$511,259
Delaware Tax-Free
USA Intermediate Fund	41	41	503	5,885	5,877	71,118
Delaware National High-Yield
Municipal Bond Fund	4,123	4,133	44,678	3,567	3,578	35,790

99

Notes to financial statements
Delaware National Tax-Free Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 13, 2013. The Funds had no amounts outstanding as of Feb. 28, 2013 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At Feb. 28, 2013, 2.69% of Delaware Tax-Free USA Fund’s net assets, 6.11% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 1.95% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

As of Feb. 28, 2013, Delaware Tax-Free USA Fund invested in municipal bonds issued by the state of California and New York which constituted approximately 11.32% and 17.49%, respectively, of the Fund’s portfolio. As of Feb. 28, 2013, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 11.14% and 14.29%, respectively, of the Fund’s portfolio. As of Feb. 28, 2013, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 11.55% and 13.43%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

100

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

101

Notes to financial statements
Delaware National Tax-Free Funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013 that would require recognition or disclosure in the Funds’ financial statements.

102

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY
Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

103

Semiannual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

February 28, 2013

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	9
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	64
Notes to financial statements	94
About the organization	108

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2012 to February 28, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2012 to Feb. 28, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,021.00	0.84%	$4.21
Class B	1,000.00	1,017.30	1.59%	7.95
Class C	1,000.00	1,017.20	1.59%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.91	1.59%	7.95
Class C	1,000.00	1,016.91	1.59%	7.95

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,033.90	0.82%	$4.14
Class B	1,000.00	1,030.00	1.57%	7.90
Class C	1,000.00	1,030.00	1.57%	7.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,017.01	1.57%	7.85
Class C	1,000.00	1,017.01	1.57%	7.85

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,021.50	0.84%	$4.21
Class B	1,000.00	1,017.70	1.59%	7.95
Class C	1,000.00	1,017.70	1.59%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.91	1.59%	7.95
Class C	1,000.00	1,016.91	1.59%	7.95

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,010.30	0.88%	$4.39
Class B	1,000.00	1,006.50	1.63%	8.11
Class C	1,000.00	1,006.50	1.63%	8.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,016.71	1.63%	8.15
Class C	1,000.00	1,016.71	1.63%	8.15

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,025.90	0.80%	$4.02
Class B	1,000.00	1,021.20	1.55%	7.77
Class C	1,000.00	1,022.10	1.55%	7.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.11	1.55%	7.75
Class C	1,000.00	1,017.11	1.55%	7.75

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	101.06%
Corporate Revenue Bonds	9.60%
Education Revenue Bonds	16.43%
Electric Revenue Bonds	7.12%
Healthcare Revenue Bonds	21.22%
Lease Revenue Bonds	10.32%
Local General Obligation Bonds	2.45%
Pre-Refunded Bonds	3.74%
Special Tax Revenue Bonds	20.57%
State & Territory General Obligation Bond	0.48%
Transportation Revenue Bonds	7.58%
Water & Sewer Revenue Bonds	1.55%
Total Value of Securities	101.06%
Liabilities Net of Receivables and Other Assets	(1.06%)
Total Net Assets	100.00%

Delaware Tax-Free California Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.47%
Corporate Revenue Bonds	8.18%
Education Revenue Bonds	10.13%
Electric Revenue Bonds	7.07%
Healthcare Revenue Bonds	16.69%
Housing Revenue Bonds	3.12%
Lease Revenue Bonds	6.28%
Local General Obligation Bonds	6.16%
Pre-Refunded Bonds	2.46%
Resource Recovery Revenue Bond	0.84%
Special Tax Revenue Bonds	13.70%
State & Territory General Obligation Bonds	13.27%
Transportation Revenue Bonds	6.29%
Water & Sewer Revenue Bonds	3.28%
Short-Term Investments	2.37%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.77%
Corporate Revenue Bond	1.39%
Education Revenue Bonds	7.28%
Electric Revenue Bonds	8.01%
Healthcare Revenue Bonds	28.73%
Housing Revenue Bonds	2.59%
Lease Revenue Bonds	3.82%
Local General Obligation Bonds	11.20%
Pre-Refunded Bonds	11.12%
Special Tax Revenue Bonds	14.98%
State & Territory General Obligation Bond	1.19%
Transportation Revenue Bonds	6.84%
Water & Sewer Revenue Bonds	1.62%
Short-Term Investments	1.40%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

Delaware Tax-Free Idaho Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.90%
Corporate Revenue Bonds	5.80%
Education Revenue Bonds	7.59%
Electric Revenue Bonds	5.07%
Healthcare Revenue Bonds	7.95%
Housing Revenue Bonds	2.75%
Lease Revenue Bonds	6.41%
Local General Obligation Bonds	19.85%
Pre-Refunded Bonds	8.21%
Special Tax Revenue Bonds	24.40%
State & Territory General Obligation Bond	2.47%
Transportation Revenue Bonds	7.40%
Water & Sewer Revenue Bonds	2.00%
Short-Term Investment	0.53%
Total Value of Securities	100.43%
Liabilities Net of Receivables and Other Assets	(0.43%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free New York Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.24%
Corporate Revenue Bonds	6.69%
Education Revenue Bonds	22.22%
Electric Revenue Bonds	3.90%
Healthcare Revenue Bonds	16.05%
Housing Revenue Bonds	1.28%
Lease Revenue Bonds	11.11%
Local General Obligation Bonds	6.57%
Pre-Refunded Bonds	1.61%
Special Tax Revenue Bonds	14.17%
State & Territory General Obligation Bonds	2.58%
Transportation Revenue Bonds	9.36%
Water & Sewer Revenue Bonds	3.70%
Short-Term Investments	0.95%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 101.06%
Corporate Revenue Bonds – 9.60%
• Maricopa County Pollution Control (Palo Verde Project)
Series B 5.20% 6/1/43	$1,500,000	$1,732,785
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,691,985
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	794,288
Series A 5.25% 10/1/40	3,400,000	3,715,316
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,250,000	2,604,780
		10,539,154

Education Revenue Bonds – 16.43%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,635,180
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,103,460
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,108,540
Arizona State University Series C 5.50% 7/1/25	330,000	401,574
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.125% 5/15/40	1,305,000	1,390,660
Northern Arizona University
5.00% 6/1/36	475,000	530,205
5.00% 6/1/41	1,240,000	1,370,932
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,276,288
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	1,500,000	1,506,570
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	540,875
6.40% 7/1/47	500,000	542,895
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,180,019

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County Industrial Development Authority
Education Revenue
(Edkey Charter Schools Project) 6.00% 7/1/48	$1,000,000	$1,000,000
(Tucson Country Day School Project) 5.00% 6/1/37	1,500,000	1,450,770
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	1,000,000	1,001,710
		18,039,678
Electric Revenue Bonds – 7.12%
Maricopa County Pollution Control Revenue
(El Paso Electric Palo Verde Project)
Series A 4.50% 8/1/42	2,500,000	2,576,475
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	1,500,000	1,796,190
Pinal County Electric District #3 5.25% 7/1/41	2,000,000	2,245,060
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,195,950
		7,813,675
Healthcare Revenue Bonds – 21.22%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health) Series A 5.00% 1/1/43	1,000,000	1,112,770
(Phoenix Children’s Hospital)
Series A 5.00% 2/1/42	2,600,000	2,810,704
Series B 4.00% 2/1/43	750,000	744,158
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health)
5.00% 12/1/42	2,205,000	2,293,244
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,353,313
5.50% 7/1/26	1,000,000	1,049,210
6.00% 7/1/39	2,500,000	2,867,099
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,807,443

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Healthcare) Series A
5.25% 9/1/30	$1,250,000	$1,260,513
Tempe Industrial Development Authority Revenue
(Friendship Village)
Series A 6.25% 12/1/42	1,200,000	1,304,784
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,738,005
6.50% 7/1/39	2,500,000	2,909,949
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,038,500
		23,289,692
Lease Revenue Bonds – 10.32%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates (Administration Building
Project) 5.00% 7/1/32	1,000,000	1,051,220
Arizona State Certificates of Participation Department
Administration Series A
5.25% 10/1/25 (AGM)	1,500,000	1,755,675
Arizona State Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A
5.00% 7/1/36	1,000,000	1,113,120
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	582,343
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	1,004,420
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,637,805
5.375% 7/1/39	1,500,000	1,647,900
6.00% 7/1/41	1,000,000	1,146,230
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,385,891
		11,324,604

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 2.45%
Coconino & Yavapai Counties Joint Unified School District #9
(Sedona Oak Creek Project of 2007) Series B
5.375% 7/1/28	$1,350,000	$1,551,920
• Gila County Unified School District #10 (Payson School
Improvement Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	1,000,000	1,138,050
		2,689,970
§Pre-Refunded Bonds – 3.74%
Arizona Department of Transportation State Highway
Fund Revenue Series A
5.00% 7/1/23-14	1,000,000	1,064,350
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	5,000	5,332
Scottsdale DC Ranch Community Facilities District
5.00% 7/15/27-13 (AMBAC)	1,000,000	1,018,450
South Campus Group Housing Revenue (Arizona State
University South Campus Project)
5.625% 9/1/35-13 (NATL-RE)	2,000,000	2,015,840
		4,103,972
Special Tax Revenue Bonds – 20.57%
Arizona Transportation Board
(Maricopa County Regional Area Road) 5.00% 7/1/25	1,000,000	1,172,940
Series A 5.00% 7/1/29	1,115,000	1,299,008
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	875,000	876,339
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,426,274
Glendale Municipal Property Corporation Excise Tax
Revenue (Senior Lien)
Series B 5.00% 7/1/33	570,000	640,891
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	545,000	606,781
5.25% 1/1/36	705,000	797,806
Marana Tangerine Farm Road Improvement District Revenue
4.60% 1/1/26	770,000	797,173

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements) Series A
5.00% 7/1/19 (NATL-RE)	$1,000,000	$1,114,370
Phoenix Civic Improvement Transition Excise Tax Revenue
(Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,666,633
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	960,000	1,017,610
Series A 5.00% 8/1/26	1,100,000	1,187,945
^Series A 5.03% 8/1/44 (NATL-RE)	3,885,000	676,573
Series A 5.25% 8/1/27	1,000,000	1,082,300
Series A 5.375% 8/1/39	850,000	900,805
Series A 5.50% 8/1/42	1,000,000	1,065,940
Series A 5.75% 8/1/37	580,000	627,601
Series A 6.50% 8/1/44	1,250,000	1,424,338
Series A-1 5.00% 8/1/43	1,060,000	1,104,711
Series C 5.00% 8/1/40	220,000	236,656
Series C 5.00% 8/1/46	1,500,000	1,599,929
Series C 5.25% 8/1/40	220,000	240,568
Queen Creek Improvement District #1 5.00% 1/1/32	1,000,000	1,012,350
		22,575,541
State & Territory General Obligation Bond – 0.48%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	500,000	526,855
		526,855
Transportation Revenue Bonds – 7.58%
Arizona Department of Transportation State Highway
Fund Revenue Series A 5.00% 7/1/38	750,000	867,743
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,433,600
(Senior Lien)
5.00% 7/1/32 (AMT)	1,750,000	2,014,600
Series B 5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,000,830
Series B 5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	3,002,490
		8,319,263

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.55%
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue
(Junior Lien) 5.00% 7/1/19 (NATL-RE)	$1,000,000	$1,167,020
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(Senior Lien) Series A
5.25% 7/1/42	220,000	216,841
6.00% 7/1/47	305,000	319,057
		1,702,918
Total Municipal Bonds (cost $102,817,148)		110,925,322

Total Value of Securities – 101.06%
(cost $102,817,148)		110,925,322
Liabilities Net of Receivables and
Other Assets – (1.06%)		(1,167,572)
Net Assets Applicable to 9,208,534
Shares Outstanding – 100.00%		$109,757,750

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($102,083,989 / 8,566,298 Shares)		$11.92
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($193,990 / 16,265 Shares)		$11.93
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,479,771 / 625,971 Shares)		$11.95

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$101,378,575
Undistributed net investment income		25,309
Accumulated net realized gain on investments		245,692
Net unrealized appreciation of investments		8,108,174
Total net assets		$109,757,750

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.“
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.92
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.47%
Corporate Revenue Bonds – 8.18%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$516,135
California Pollution Control Financing Authority
Water Furnishing Revenue
5.00% 7/1/30 (AMT)	1,000,000	1,064,420
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric)
Series D 5.875% 1/1/34	1,000,000	1,176,300
Golden State Tobacco Securitization Corporate
Settlement Revenue
5.00% 6/1/45 (AMBAC) (TCRS)	950,000	992,522
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	2,000,000	1,698,320
5.75% 6/1/47	3,500,000	3,281,635
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	1,000,000	1,409,550
Series C 6.50% 11/1/39	500,000	704,775
		10,843,657
Education Revenue Bonds – 10.13%
California Educational Facilities Authority Revenue
(University of Southern California)
Series A 5.00% 10/1/23	1,000,000	1,288,030
(Woodbury University) 5.00% 1/1/36	1,000,000	1,008,160
California Municipal Finance Authority Educational Revenue
Series A
(American Heritage Education Foundation Project)
5.25% 6/1/36	1,000,000	939,870
(Partnership Uplift Community Project)
5.25% 8/1/42	700,000	716,163
California Municipal Finance Authority Revenue
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,380,130
California School Finance Authority Series A
(Coastal Academy Project) 5.00% 10/1/42	1,200,000	1,205,388
(New Designs Charter School) 5.50% 6/1/42	1,000,000	1,026,170
California State Public Works Board Lease Revenue
(Regents University) Series G 5.00% 12/1/25	1,380,000	1,676,189

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	$1,000,000	$1,065,660
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	1,073,280
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	939,016
(Irvine Campus) 5.375% 5/15/38	1,000,000	1,104,970
		13,423,026
Electric Revenue Bonds – 7.07%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	953,104
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	595,580
Series B 5.00% 11/1/36	250,000	281,940
Series C 5.25% 11/1/31	1,175,000	1,346,750
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	2,000,000	1,980,120
Series TT 5.00% 7/1/26	2,085,000	2,118,589
Southern California Public Power Authority Revenue
(Transmission Project)
Series A 5.00% 7/1/22	1,000,000	1,174,400
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	920,844
		9,371,327
Healthcare Revenue Bonds – 16.69%
Abag Finance Authority for Nonprofit Corporations
Refunding
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	989,766
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,187,650
Series A 5.00% 8/1/26	300,000	348,759
Series A 5.00% 8/1/27	300,000	346,797
Series A 5.00% 8/1/28	250,000	286,888

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	$855,000	$1,017,031
Series E 5.625% 7/1/25	1,000,000	1,179,930
Series G 5.25% 7/1/23	1,000,000	1,053,590
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	1,000,000	1,094,530
(City of Hope) Series A 5.00% 11/15/35	1,000,000	1,152,380
(Scripps Health Care) Series A
5.00% 11/15/29	825,000	953,741
5.00% 11/15/32	1,000,000	1,142,840
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,186,570
(Stanford Hospital) Series A-2 5.25% 11/15/40	600,000	689,172
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,183,890
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	575,275
(Episcopal Community’s)
5.00% 5/15/27	500,000	568,100
5.00% 5/15/32	600,000	671,082
(Kaiser Permanente)
Series A 5.00% 4/1/19	1,000,000	1,204,959
Series B 5.25% 3/1/45	1,000,000	1,073,950
(Terraces at San Joaquin Garden) 6.00% 10/1/42	1,000,000	1,088,120
(Trinity Health) 5.00% 12/1/41	1,000,000	1,126,320
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	1,034,110
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	959,898
		22,115,348
Housing Revenue Bonds – 3.12%
California Municipal Finance Authority Mobile Home
Park Revenue (Caritas Projects)
Series A 6.40% 8/15/45	995,000	1,101,087
• California Statewide Communities Development Multifamily
Housing Authority Revenue (Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,002,720

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority Mobile Home
Park Revenue (Sahar Mobile Home Park)
Series A 5.00% 6/15/47	$1,000,000	$1,024,210
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,910
		4,128,927
Lease Revenue Bonds – 6.28%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,119,870
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles)
Series C 5.00% 10/1/26	1,000,000	1,153,320
(General Services) Series A 6.25% 4/1/34	1,000,000	1,208,760
Elsinore Valley Municipal Water District
Certificates of Participation
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,166,580
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,120,630
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,172,400
Ventura County Public Financing Authority Lease Revenue
Series A 5.00% 11/1/33	1,200,000	1,375,764
		8,317,324
Local General Obligation Bonds – 6.16%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	1,000,000	601,600
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	959,792
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,152,020
Grossmont Union High School District Election
2004 5.00% 8/1/33	1,000,000	1,104,430
Long Beach Unified School District Refinancing
5.00% 8/1/29	1,000,000	1,186,130
Pittsburg Unified School District Financing Authority
Revenue (Pittsburg Unified School District Building
Program) 5.50% 9/1/46 (AGM)	800,000	922,768

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	$1,000,000	$1,171,220
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,071,880
		8,169,840
§Pre-Refunded Bonds – 2.46%
California Statewide Communities Development Authority
Revenue (Viewpoint School Project)
5.75% 10/1/33-14 (ACA)	1,000,000	1,085,630
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects)
Series A 5.00% 8/1/28-13 (RADIAN)	60,000	61,237
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28-14 (NATL-RE)	500,000	537,015
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series B 5.625% 6/1/33-13	1,000,000	1,014,090
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE)	500,000	556,310
		3,254,282
Resource Recovery Revenue Bond – 0.84%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,117,550
		1,117,550
Special Tax Revenue Bonds – 13.70%
Bonita Canyon Public Facilities Financing Authority Revenue
(Community Facilities District #98-1) 5.00% 9/1/28	800,000	827,832
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	1,350,000	1,439,248
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance (Redevelopment Project)
Series A 5.00% 8/1/28 (RADIAN)	940,000	942,999
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,008,970

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)
5.50% 12/1/24	$1,000,000	$1,055,190
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	504,225
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	575,645
@ Modesto Special Tax Community Facilities District #4-1
(Village 2) 5.15% 9/1/36	1,000,000	1,008,600
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,281
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.25% 8/1/27	1,000,000	1,082,300
5.50% 8/1/37	835,000	893,141
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	699,607
Rancho Santa Fe Community Services District
Financing Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	923,824
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,102,610
Roseville Westpark Special Tax Public Community
Facilities District #1 5.25% 9/1/37	500,000	504,615
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,032,339
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,075,930
San Mateo Special Tax Revenue
(Community Facilities District #2008-1) 6.00% 9/1/42	800,000	879,008
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	785,685
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	500,000	548,790
		18,160,839

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
State & Territory General Obligation Bonds – 13.27%
California State Economic Recovery Refunding
Series A 5.00% 7/1/19	$1,000,000	$1,235,830
California State Refunding
5.00% 2/1/20	2,000,000	2,456,559
5.00% 2/1/31	2,050,000	2,387,225
California State Various Purposes
5.00% 9/1/22	1,000,000	1,254,460
5.00% 9/1/41	750,000	841,838
5.00% 10/1/41	225,000	252,779
5.25% 3/1/30	1,000,000	1,181,770
5.25% 4/1/35	2,000,000	2,351,360
5.25% 11/1/40	1,000,000	1,175,280
5.50% 4/1/18	1,000,000	1,222,170
6.00% 3/1/33	1,000,000	1,242,250
6.00% 4/1/38	515,000	622,558
Puerto Rico Commonwealth Public Improvement Series A
5.50% 7/1/39	500,000	512,995
5.75% 7/1/41	800,000	842,968
		17,580,042
Transportation Revenue Bonds – 6.29%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
5.00% 4/1/26	1,000,000	1,214,860
Series F-1 5.25% 4/1/27	800,000	972,352
Los Angeles Department of Airports Subordinate
(Los Angeles International)
Series B 5.00% 5/15/33	1,690,000	1,909,463
San Diego County Regional Airport Authority (Senior)
Series B 5.00% 7/1/28 (AMT)	500,000	581,800
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	1,000,000	1,001,650
San Francisco City & County Airports Community
(San Francisco International Airport)
Series D 5.00% 5/1/24 (AMT)	790,000	955,837
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,697,940
		8,333,902

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.28%
California State Department of Water Resources
Systems Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	$815,000	$985,718
San Diego Public Facilities Financing Authority Water
Revenue Series A 5.00% 8/1/29	1,000,000	1,204,560
San Francisco City & County Public Utilities Commission
Water & Sewer Improvement Revenue
Series A 5.00% 11/1/32	1,015,000	1,207,840
San Francisco City & County Public Utilities Commission
Water Revenue Series B 5.00% 11/1/26	800,000	954,984
		4,353,102
Total Municipal Bonds (cost $118,896,080)		129,169,166

	Number of shares
Short-Term Investments – 2.37%
Money Market Instruments – 0.26%
Federated California Municipal Cash Trust	345,985	345,985
		345,985

	Principal amount
¤Variable Rate Demand Notes – 2.11%
Abag Finance Authority for Nonprofit Corporations (Jewish
Home) 0.05% 11/15/35 (LOC-Wells Fargo Bank N.A.)	$1,500,000	1,500,000
California State Pollution Control Financing Authority
Daily Revenue (Pacific Gas & Electric)
Series F 0.08% 11/1/26
(LOC-JP Morgan Chase Bank N.A.)	1,300,000	1,300,000
		2,800,000
Total Short-Term Investments (cost $3,145,985)		3,145,985

Total Value of Securities – 99.84%
(cost $122,042,065)		132,315,151
Receivables and Other Assets
Net of Liabilities – 0.16%		214,451
Net Assets Applicable to 10,683,798
Shares Outstanding – 100.00%		$132,529,602

Statements of net assets
Delaware Tax-Free California Fund

Net Asset Value – Delaware Tax-Free California Fund
Class A ($109,919,900 / 8,863,802 Shares)	$12.40
Net Asset Value – Delaware Tax-Free California Fund
Class B ($815,786 / 65,510 Shares)	$12.45
Net Asset Value – Delaware Tax-Free California Fund
Class C ($21,793,916 / 1,754,486 Shares)	$12.42

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$121,947,581
Undistributed net investment income	18,752
Accumulated net realized gain on investments	290,183
Net unrealized appreciation of investments	10,273,086
Total net assets	$132,529,602

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $1,008,600, which represented 0.76% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$12.40
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.98

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association Collateral
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free Colorado Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.77%
Corporate Revenue Bond – 1.39%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$3,502,775
		3,502,775
Education Revenue Bonds – 7.28%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/35 (AMBAC)	1,000,000	1,019,180
Colorado Educational & Cultural Facilities
Authority Revenue (Charter School Project)
5.00% 7/15/37	1,150,000	1,233,122
5.50% 5/1/36 (SGI)	2,280,000	2,371,565
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,001,240
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,805,157
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	466,142
5.00% 12/1/42	540,000	548,716
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	803,929
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	2,024,562
Colorado School of Mines Revenue
Series B 5.00% 12/1/42	2,500,000	2,875,625
University of Colorado Revenue Series A-2
5.00% 6/1/32	500,000	589,815
5.00% 6/1/33	2,200,000	2,583,416
		18,322,469
Electric Revenue Bonds – 8.01%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,791,450
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,318,420
5.00% 6/1/29	2,355,000	2,796,021
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	3,005,000	2,975,130
Series WW 5.00% 7/1/28	2,400,000	2,430,696
Series WW 5.25% 7/1/33	1,195,000	1,207,380
Series ZZ 5.25% 7/1/26	3,500,000	3,643,500
		20,162,597

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 28.73%
Aspen Valley Hospital District Revenue
5.00% 10/15/30	$1,250,000	$1,390,775
5.00% 10/15/33	600,000	659,364
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	1,900,000	2,093,344
Series D 5.00% 12/1/23 (AGM)	2,775,000	3,184,285
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,547,989
(Boulder Community Hospital Project) 5.00% 10/1/42	2,000,000	2,200,620
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	1,066,350
Series A 5.00% 7/1/39	1,540,000	1,677,137
Series A 5.00% 2/1/41	3,250,000	3,583,580
Series A 5.25% 2/1/33	1,000,000	1,155,720
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,180,040
Series D 6.25% 10/1/33	2,000,000	2,421,000
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,596,990
6.375% 1/1/41	1,000,000	1,146,460
Series A 5.75% 1/1/37	1,500,000	1,603,005
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,298,559
(Craig Hospital Project)
4.00% 12/1/42	1,990,000	1,998,696
5.00% 12/1/32	3,500,000	3,994,375
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,085,560
5.00% 12/1/42	2,500,000	2,688,700
Series A 5.25% 6/1/34	2,750,000	2,874,273
(National Jewish Health Project) 5.00% 1/1/27	550,000	595,491
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,051,990
(Sisters Leavenworth)
Series A 5.00% 1/1/40	1,000,000	1,090,830
Series B 5.25% 1/1/25	2,500,000	2,910,150
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,710,763
6.25% 11/15/40	750,000	843,263
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,080,890

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	$4,000,000	$4,052,919
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,746,650
Series A 4.75% 12/1/36	1,500,000	1,530,675
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Auxilio Mutuo Series A 6.00% 7/1/33	2,120,000	2,372,619
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	2,690,000	2,899,712
6.00% 11/15/29	2,460,000	2,966,219
		72,298,993
Housing Revenue Bonds – 2.59%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,593,244
(Single Family Mortgage)
Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	1,090,000	1,131,638
(Single Family Program) Series AA
4.50% 5/1/23 (FHLMC)	710,000	800,390
4.50% 11/1/23 (FHLMC)	730,000	822,936
Puerto Rico Housing Finance Authority Subordinated
(Capital Fund Modernization)
5.125% 12/1/27 (HUD)	2,040,000	2,178,169
		6,526,377
Lease Revenue Bonds – 3.82%
Aurora Certificates of Participation Series A
5.00% 12/1/30	2,370,000	2,745,337
Colorado Building Excellent Schools Today Certificates of
Participation Series G 5.00% 3/15/32	2,000,000	2,280,240
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,829,175
Regional Transportation District Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,759,619
		9,614,371

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.20%
Commerce City Northern Infrastructure General
Improvement District 5.00% 12/1/32 (AGM)	$500,000	$571,520
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,860,732
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,132,700
Denver City & County School District #1
4.00% 12/1/21	1,000,000	1,180,790
4.00% 12/1/28	2,500,000	2,761,150
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	350,000	370,612
Douglas County School District #1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,470,936
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,949,720
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,633,996
Jefferson County School District #1 5.25% 12/15/24	2,500,000	3,272,299
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,414,425
District #2 5.50% 12/15/37	1,200,000	1,211,460
Pueblo County School District #70 5.00% 12/1/31	2,000,000	2,378,060
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,712,848
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,274,842
		28,196,090
§Pre-Refunded Bonds – 11.12%
Adams & Arapahoe Counties Joint School District #28J
(Aurora) 6.00% 12/1/28-18	2,500,000	3,210,975
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23-15 (AGM)	2,040,000	2,304,200
Colorado Educational & Cultural Facilities Authority
Revenue (Pinnacle Charter School Project)
5.00% 6/1/33-13 (SGI)	2,170,000	2,196,517
Colorado Health Facilities Authority Revenue
(Adventist Health) 5.125% 11/15/24-16	75,000	87,732
(Evangelical Lutheran) Series A 6.125% 6/1/38-14	5,250,000	5,634,300
Denver City & County Airport Revenue Series B 5.00%
11/15/33-13 (SGI)	1,500,000	1,550,895
Denver West Metropolitan District
5.00% 12/1/33-13 (RADIAN)	1,400,000	1,450,974

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	$2,355,000	$2,749,039
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,000,000	1,036,800
Garfield County School District #2
5.00% 12/1/25-16 (AGM)	2,280,000	2,657,978
Garfield Pitkin & Eagle County School District #1
(Roaring Fork) Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,628,190
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,033,490
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	26,658
Sand Creek Metropolitan District 5.00% 12/1/31-13 (SGI)	135,000	139,810
University of Colorado Enterprise System Revenue Series A
5.00% 6/1/30-16 (AMBAC)	2,000,000	2,267,740
		27,975,298
Special Tax Revenue Bonds – 14.98%
@ Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue 5.00% 12/1/26	1,575,000	1,245,053
Castle Rock Sales & Use Tax Revenue 5.00% 6/1/35	1,750,000	2,039,345
Denver City & County Justice System Facilities
5.00% 8/1/21	1,500,000	1,716,855
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,495,000	3,650,213
Denver International Business Center Metropolitan
District #1 5.375% 12/1/35	1,750,000	1,861,598
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	1,250,000	1,391,700
5.25% 1/1/36	1,675,000	1,895,497
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	1,008,463
5.35% 12/1/31	720,000	757,865
Plaza Metropolitan District #1 5.00% 12/1/40	1,265,000	1,314,221

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation
Revenue First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	$1,345,000	$1,425,713
Series A 5.25% 8/1/27	1,100,000	1,190,530
Series A 5.50% 8/1/42	1,500,000	1,598,910
Series A 5.75% 8/1/37	2,620,000	2,835,023
Series A-1 5.00% 8/1/43	1,770,000	1,844,659
Series C 5.00% 8/1/40	2,500,000	2,689,275
Series C 5.00% 8/1/46	3,500,000	3,733,171
Series C 5.50% 8/1/40	1,000,000	1,070,630
Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A
5.00% 11/1/28 (AMBAC)	2,500,000	2,836,250
5.25% 11/1/18	1,000,000	1,239,870
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	365,000	366,956
		37,711,797
State & Territory General Obligation Bond – 1.19%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,850,000	3,003,074
		3,003,074
Transportation Revenue Bonds – 6.84%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,255,000
Series A 5.25% 11/15/36	2,500,000	2,848,600
Series B 5.00% 11/15/27	2,855,000	3,450,096
Series B 5.00% 11/15/30	1,000,000	1,192,030
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	768,156
5.375% 9/1/26	2,000,000	2,233,140
Regional Transportation District Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,677,288
6.00% 1/15/41	2,400,000	2,796,528
		17,220,838

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.62%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/27	$400,000	$478,332
5.00% 12/1/29 (ASSURED GTY)	250,000	288,213
5.00% 12/1/32	400,000	464,472
Parker Water & Sanitation District Revenue 5.00% 8/1/43	1,500,000	1,721,445
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,115,080
		4,067,542
Total Municipal Bonds (cost $229,670,297)		248,602,221

	Number of shares
Short-Term Investments – 1.40%
Money Market Mutual Fund – 0.68%
Dreyfus Cash Management Fund	1,728,161	1,728,161
		1,728,161

	Principal amount
¤Variable Rate Demand Notes – 0.72%
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program)
Series D-1 0.11% 7/1/36
(LOC-JPMorgan Chase Bank N.A.)	$1,255,000	1,255,000
Series D-4 0.11% 5/1/38
(LOC-JPMorgan Chase Bank N.A.)	250,000	250,000
Colorado Health Facilities Authority Revenue
(Hospital NCMC Incorporate Project)
Series A 0.10% 5/15/24 (LOC-Wells Fargo Bank N.A.)	300,000	300,000
		1,805,000
Total Short-Term Investments (cost $3,533,161)		3,533,161

Total Value of Securities – 100.17%
(cost $233,203,458)		252,135,382
Liabilities Net of Receivables and
Other Assets – (0.17%)		(427,062)
Net Assets Applicable to 21,541,269
Shares Outstanding – 100.00%		$251,708,320

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($235,109,998 / 20,124,321 Shares)	$11.68
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($59,618 / 5,098 Shares)	$11.69
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($16,538,704 / 1,411,850 Shares)	$11.71

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$233,257,877
Undistributed net investment income	369,057
Accumulated net realized loss on investments	(850,538)
Net unrealized appreciation of investments	18,931,924
Total net assets	$251,708,320

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $3,870,938, which represented 1.54% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.68
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free Idaho Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.90%
Corporate Revenue Bonds – 5.80%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,035,353
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,700
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,477,747
		9,516,800
Education Revenue Bonds – 7.59%
Boise State University (General Project) Series A
4.00% 4/1/37	1,250,000	1,316,713
5.00% 4/1/42	1,350,000	1,546,655
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	787,395
5.00% 4/1/39	1,000,000	1,109,690
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,105,660
Idaho State University Revenue 5.00% 4/1/20 (AGM)	205,000	205,875
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	1,940,000	2,301,712
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,251,695
•Series B 4.25% 4/1/41 (AGM)	1,000,000	1,136,000
Series B 5.00% 4/1/28	1,000,000	1,143,700
Series B 5.00% 4/1/32	500,000	562,930
		12,468,025
Electric Revenue Bonds – 5.07%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,139,270
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	1,755,000	1,737,555
Series TT 5.00% 7/1/32	3,170,000	3,163,945
Series TT 5.00% 7/1/37	210,000	208,961
Series ZZ 5.25% 7/1/26	2,000,000	2,082,000
		8,331,731

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 7.95%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
4.50% 3/1/47	$1,500,000	$1,557,990
5.00% 3/1/47	1,500,000	1,638,015
6.50% 11/1/23	250,000	298,068
6.75% 11/1/37	1,250,000	1,478,188
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,779,300
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,100,000	1,326,259
Series D 4.50% 12/1/37	1,355,000	1,473,657
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	2,512,514
		13,063,991
Housing Revenue Bonds – 2.75%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,069,575
Series B Class I 5.00% 7/1/37 (AMT)	435,000	443,713
Series C Class II 4.95% 7/1/31	995,000	1,086,421
Series I-1 Class I 5.45% 1/1/39 (AMT)	825,000	853,578
Puerto Rico Housing Finance Authority Subordinated-
Capital Fund Modernization 5.125% 12/1/27 (HUD)	1,000,000	1,067,730
		4,521,017
Lease Revenue Bonds – 6.41%
Idaho Bond Bank Authority Revenue Series D
4.00% 9/15/29	1,980,000	2,164,793
Idaho Housing & Finance Association Revenue
(TDF Facilities PJ-Recovery Zone) Series A
6.50% 2/1/26	1,370,000	1,571,541
7.00% 2/1/36	1,500,000	1,700,535
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,451,550
(Capitol Mall Parking Project) Series A
4.50% 9/1/25	455,000	533,497
4.50% 9/1/26	485,000	563,061
4.50% 9/1/27	505,000	582,290
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	918,584

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series U 5.25% 7/1/42	$1,035,000	$1,036,822
		10,522,673
Local General Obligation Bonds – 19.85%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,774,695
4.75% 2/15/20	1,000,000	1,080,000
5.50% 7/30/16	1,305,000	1,516,397
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,110,200
5.00% 8/15/16	1,100,000	1,175,724
Boise City Independent School District
5.00% 8/1/24 (AGM)	1,500,000	1,727,970
Bonneville Joint School District #93
(School Board Guaranteed Program)
5.00% 9/15/30	1,515,000	1,845,679
5.00% 9/15/31	870,000	1,053,292
Canyon County School District #131 Nampa
(School Board Guaranteed Program)
Series B 5.00% 8/15/23	1,295,000	1,631,571
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,195,460
Series A 5.00% 9/15/22 (AGM)	1,725,000	2,015,939
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,115,275
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,443,700
Series A 5.00% 9/15/31	1,025,000	1,222,630
Series A 5.00% 9/15/33	1,125,000	1,327,995
Series A 5.25% 9/15/26	2,000,000	2,356,999
Series C 4.00% 9/15/29	1,320,000	1,451,868
Kootenai County School District #271 Coeur d’Alene
Series B 4.00% 9/15/25	650,000	742,853

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Teton County School District #401
5.00% 9/15/19	$1,090,000	$1,343,251
5.00% 9/15/20	870,000	1,085,029
Twin Falls County School District #413 Filer
(School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,380,979
		32,597,506
§Pre-Refunded Bonds – 8.21%
Ada & Canyon Counties Joint School District #3 Kuna
(School Board Guaranteed Program) 4.75% 8/15/22-14	600,000	639,684
Boise State University Revenue (General Refunding)
Series A 5.00% 4/1/18-14 (NATL-RE) (FGIC)	1,500,000	1,577,880
Idaho State Building Authority Revenue Series A
5.00% 9/1/33-13 (SGI)	1,000,000	1,024,620
5.00% 9/1/43-13 (SGI)	5,750,000	5,891,565
Idaho State University Revenue 5.00% 4/1/23-13 (AGM)	1,565,000	1,571,964
Nampa City Series B 5.00% 8/1/21-15 (NATL-RE) (FGIC)	2,475,000	2,754,378
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19	15,000	19,204
		13,479,295
Special Tax Revenue Bonds – 24.40%
Coeur d’Alene Local Improvement District #6
6.10% 7/1/14	45,000	45,637
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	606,781
5.25% 1/1/36	705,000	797,806
Idaho Bond Bank Authority Revenue Series B
5.00% 9/15/30 (NATL-RE)	725,000	815,437
Idaho Water Resource Board (Ground Water Rights
Mitigation) Series A 5.00% 9/1/32	3,565,000	3,917,150
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,631,715
Nampa Development Revenue 5.90% 3/1/30	3,000,000	3,256,620
Puerto Rico Sales Tax Financing Revenue First Subordinate
^(Capital Appreciation) Series A 5.03% 8/1/44 (NATL-RE)	5,125,000	892,519
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	779,107
Series A 5.00% 8/1/26	1,300,000	1,403,935
Series A 5.25% 8/1/27	3,000,000	3,246,900

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
First Subordinate (continued)
Series A 5.50% 8/1/40	$1,960,000	$2,098,435
Series A 5.50% 8/1/42	3,500,000	3,730,790
Series A 5.75% 8/1/37	2,660,000	2,878,306
Series A-1 5.00% 8/1/43	1,060,000	1,104,711
Series C 5.00% 8/1/22	525,000	629,213
Series C 5.00% 8/1/40	5,045,000	5,426,956
Series C 5.25% 8/1/40	295,000	322,580
(Un-Refunded) Series A 5.50% 8/1/28	2,450,000	2,686,131
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	2,220,000	2,439,469
5.25% 10/1/20	500,000	527,790
5.25% 10/1/24	800,000	843,424
		40,081,412
State & Territory General Obligation Bond – 2.47%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	3,850,000	4,056,784
		4,056,784
Transportation Revenue Bonds – 7.40%
Boise Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,249,370
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,253,500
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,329,439
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,240,120
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,257,513
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,771,485
Puerto Rico Highway & Transportation Authority Revenue
Un-Refunded Series W 5.50% 7/1/15	55,000	58,278
		12,159,705

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.00%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	$1,000,000	$1,168,860
Puerto Rico Commonwealth Aqueduct &
Sewer Authority Revenue (Senior Lien) Series A
5.125% 7/1/37	1,500,000	1,465,424
5.25% 7/1/42	265,000	261,195
6.00% 7/1/47	365,000	381,823
		3,277,302
Total Municipal Bonds (cost $153,336,949)		164,076,241

	Number of shares
Short-Term Investment – 0.53%
Money Market Mutual Fund – 0.53%
Dreyfus Cash Management Fund	871,141	871,141
Total Short-Term Investment (cost $871,141)		871,141

Total Value of Securities – 100.43%
(cost $154,208,090)		164,947,382
Liabilities Net of Receivables
and Other Assets – (0.43%)		(710,684)
Net Assets Applicable to 13,519,209
Shares Outstanding – 100.00%		$164,236,698

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($120,824,284 / 9,943,673 Shares)		$12.15
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($413,542 / 34,094 Shares)		$12.13
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($42,998,872 / 3,541,442 Shares)		$12.14

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$154,464,629
Distributions in excess of net investment income	(16,644)
Accumulated net realized loss on investments	(950,579)
Net unrealized appreciation of investments	10,739,292
Total net assets	$164,236,698

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$12.15
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.72

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
HUD — Housing and Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free New York Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.24%
Corporate Revenue Bonds – 6.69%
Jefferson County Industrial Development Agency Solid
Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$359,156
Nassau County Tobacco Settlement Revenue (Asset-Backed)
Series A-3 5.125% 6/1/46	600,000	510,300
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines-JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	284,650
New York Liberty Development Revenue
(Second Priority-Bank of America Tower)
5.625% 7/15/47	500,000	576,500
6.375% 7/15/49	1,265,000	1,507,779
Niagara Area Development Revenue
(Covanta Energy Project) Series B 4.00% 11/1/24	1,060,000	1,105,877
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	252,615
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	755,020
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	500,000	453,710
5.125% 6/1/42	1,000,000	872,510
		6,678,117
Education Revenue Bonds – 22.22%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	250,998
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	640,133
(Medaille College Project) 5.25% 4/1/35	500,000	517,850
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	902,363
Hempstead Town Local Development Revenue
(Molloy College Project) 5.75% 7/1/23	400,000	476,952
Madison County Capital Resource Revenue
(Colgate University Project) Series A
5.00% 7/1/24	445,000	557,803
5.00% 7/1/28	400,000	466,244

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.25% 10/1/31	$500,000	$562,650
5.50% 10/1/41	500,000	556,945
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	563,995
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	390,337
(Cornell University) Series A
4.75% 7/1/29	100,000	116,566
5.00% 7/1/32	265,000	311,799
5.00% 7/1/34	170,000	197,186
(Culinary Institute of America)
5.00% 7/1/28	1,000,000	1,133,519
5.00% 7/1/34	290,000	320,862
(Fordham University)
4.00% 7/1/28	300,000	323,385
4.00% 7/1/29	275,000	294,586
4.00% 7/1/30	400,000	426,148
(Manhattan Marymount) 5.00% 7/1/24	350,000	382,526
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	592,345
5.125% 7/1/39	500,000	551,355
(New York University) Series A 5.25% 7/1/34	500,000	593,370
(Pace University) Series A 4.00% 5/1/33	1,000,000	995,840
(Rochester Institute of Technology) 4.00% 7/1/26	1,000,000	1,111,479
(Rockefeller University) Series A 5.00% 7/1/27	250,000	298,813
(Skidmore College) Series A 5.00% 7/1/21	325,000	394,410
(St. Joseph’s College) 5.25% 7/1/25	500,000	537,965
(Teachers College) 5.50% 3/1/39	250,000	281,858
(University of Rochester)
Series A 5.125% 7/1/39	250,000	287,008
Series A-2 4.375% 7/1/20	225,000	243,619
(Yeshiva University) Series A 5.00% 11/1/40	1,000,000	1,115,699
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	548,985
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project)
Series B 5.00% 12/1/19	350,000	425,859

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Lawrence County Industrial Development Agency
Civic Facility Revenue
(St. Lawrence University)
3.25% 7/1/16	$600,000	$639,450
5.00% 7/1/26	1,000,000	1,210,569
Series A 5.00% 10/1/16	500,000	565,835
Suffolk County Industrial Development Agency Civic Facility
Revenue (New York Institute of Technology Project)
5.00% 3/1/26	600,000	618,504
Troy Industrial Development Authority Civic Facility Revenue
(Rensselaer Polytechnic)
Series B 5.00% 9/1/18	165,000	196,721
Series E 5.20% 4/1/37	500,000	560,710
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
Series A 6.25% 10/15/40	600,000	634,578
Yonkers Industrial Development Agency Civic Facility
Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	372,353
		22,170,172
Electric Revenue Bonds – 3.90%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/37	500,000	566,050
Series A 5.75% 4/1/39	350,000	418,593
Series B 5.75% 4/1/33	250,000	298,995
New York State Power Authority Series A 5.00% 11/15/38	500,000	578,025
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	1,000,000	990,060
Series WW 5.00% 7/1/28	190,000	192,430
Series ZZ 5.25% 7/1/18	300,000	329,964
Series ZZ 5.25% 7/1/26	500,000	520,500
		3,894,617
Healthcare Revenue Bonds – 16.05%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	800,000	874,304
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	505,815

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County Industrial Development Insured Mortgage
Revenue
(Rochester General Hospital) Series A
5.00% 12/1/27	$330,000	$387,140
5.00% 12/1/28	655,000	758,176
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	675,587
New York City Health & Hospital Revenue
(Health System) Series A
5.00% 2/15/19	1,000,000	1,202,119
5.00% 2/15/30	500,000	563,590
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	409,128
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	451,125
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
5.00% 7/1/35	225,000	249,055
Series 1 4.375% 7/1/34	1,100,000	1,203,245
Series 1 5.00% 7/1/23	600,000	738,906
Subordinate Series A2 5.00% 7/1/26	500,000	579,415
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	684,252
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	562,925
5.50% 5/1/37	500,000	571,020
(Orange Regional Medical Center)
6.125% 12/1/29	540,000	602,721
6.25% 12/1/37	250,000	276,695
Onondaga Civic Development
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	385,000	381,054
5.00% 7/1/42	750,000	771,383
Orange County Funding 6.50% 1/1/46	500,000	500,665
Saratoga County Capital Resource
(Saratoga Hospital Project) Series A 5.00% 12/1/26	1,000,000	1,188,570
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,148,580
(Peconic Landing Southland) 6.00% 12/1/40	650,000	724,230
		16,009,700

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.28%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	$250,000	$257,955
New York Housing Finance Agency (Affordable Housing)
Series E 1.10% 11/1/16 (SONYMA)	500,000	500,735
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	485,000	516,860
		1,275,550
Lease Revenue Bonds – 11.11%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	257,380
Erie County Industrial Development Agency School Facility
Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	595,190
Hudson Yards Infrastructure Revenue Series A
5.00% 2/15/47	500,000	535,600
5.25% 2/15/47	600,000	681,888
5.75% 2/15/47	1,000,000	1,192,110
New York City Industrial Development Agency
(New York Stock Exchange Project)
Series A 5.00% 5/1/18	350,000	413,928
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,597,815
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	572,650
5.00% 3/15/44	600,000	649,662
5.75% 11/15/51	1,055,000	1,252,380
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)
Series A 5.00% 7/1/37	500,000	580,260
Puerto Rico Public Finance (Commonwealth Appropriation)
Series B 5.50% 8/1/31	870,000	885,799
Tobacco Settlement Financing Authority Revenue
(Asset-Backed)
Series A 5.00% 6/1/18	500,000	597,800
Series B-1C 5.50% 6/1/20	200,000	202,664
Series B-1C 5.50% 6/1/21	500,000	506,830
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	564,110
		11,086,066

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 6.57%
New York City
Series A 5.00% 10/1/27	$500,000	$599,965
Series B 5.00% 8/1/27	1,000,000	1,197,420
Series C-1 5.00% 10/1/19	500,000	592,525
Series D 5.00% 11/1/34	90,000	95,922
Series D-1 5.00% 10/1/36	1,000,000	1,150,870
Series I-1 5.375% 4/1/36	500,000	594,520
New York State Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	594,180
5.00% 10/1/25 (AGM)	500,000	581,615
Ramapo Local Development 5.00% 3/15/28	1,000,000	1,147,580
		6,554,597
§Pre-Refunded Bonds – 1.61%
New York City Series D 5.00% 11/1/34-14	35,000	37,782
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23-13	500,000	508,165
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23-13	500,000	509,160
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	554,382
		1,609,489
Special Tax Revenue Bonds – 14.17%
Brooklyn Arena Local Development (Barclays Center Project)
6.25% 7/15/40	500,000	600,670
6.375% 7/15/43	500,000	601,085
6.50% 7/15/30	500,000	615,380
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	185,000	205,972
5.25% 1/1/36	240,000	271,594
Metropolitan Transportation Authority Revenue
Series B 5.00% 11/15/34	500,000	566,715
New York City Industrial Development Agency
(YMCA of Greater New York Project) 5.00% 8/1/36	1,000,000	1,045,530

Statements of net assets
Delaware Tax-Free New York Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	New York City Transitional Finance Authority Revenue
	(Building Aid)
	Series S-1 5.00% 7/15/21	$750,000	$937,958
	Series S-1A 5.25% 7/15/37	1,000,000	1,161,979
	(Future Tax Secured)
	Fiscal 2011 5.00% 2/1/26	250,000	298,723
	Fiscal 2011 5.25% 2/1/29	500,000	600,080
	Series B 5.00% 11/1/18	500,000	587,785
	Series C 5.25% 11/1/25	500,000	606,040
	New York City Trust for Cultural Resources Revenue
	(Museum Modern Art) Series A1 5.00% 4/1/31	530,000	621,520
	New York Dormitory Authority General Purpose
	Series A 5.00% 12/15/29	750,000	908,018
	Series C 5.00% 3/15/34	770,000	889,188
	Series E 4.00% 2/15/19	820,000	950,478
	New York Dormitory Authority State Supported Debt
	Revenue (Consolidated Services Contract)
	5.00% 7/1/17 (AGM)	500,000	584,760
	New York Sales Tax Asset Receivables
	Series A
	5.25% 10/15/27 (AMBAC)	500,000	538,225
	Puerto Rico Sales Tax Financing Revenue First Subordinate
	Series A
	5.25% 8/1/30	1,000,000	1,074,610
Ω	(Convertible Capital Appreciation) 6.75% 8/1/32	185,000	196,102
	Virgin Islands Public Finance Authority Revenue
	(Matching Fund Loan Note-Senior Lien)
	Series A 5.00% 10/1/29	250,000	274,715
			14,137,127
State & Territory General Obligation Bonds – 2.58%
	New York City Series E 5.00% 8/1/28	125,000	144,908
	New York State Series A 5.00% 3/1/38	500,000	575,835
	Puerto Rico Commonwealth Government Development
	Bank Refunding Remarketed
	4.75% 12/1/15 (NATL-RE)	230,000	233,450
	Puerto Rico Commonwealth Public Improvement Series A
	5.50% 7/1/19 (NATL-RE) (IBC)	520,000	570,144
	5.75% 7/1/41	1,000,000	1,053,709
			2,578,046

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.36%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	$200,000	$254,822
Series A 5.00% 11/15/41	500,000	558,470
Series C 5.00% 11/15/32	500,000	576,640
Series C 5.00% 11/15/41	200,000	224,778
Series D 5.00% 11/15/32	500,000	576,640
Series D 5.25% 11/15/27	500,000	587,775
Series E 4.00% 11/15/38	535,000	549,825
Series E 5.00% 11/15/22	1,000,000	1,229,020
Series F 5.00% 11/15/15	150,000	167,946
New York State Thruway Authority General Revenue Series I
5.00% 1/1/32	700,000	810,642
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	282,688
(JFK International Air Terminal)
6.00% 12/1/42	700,000	831,558
6.50% 12/1/28	550,000	609,191
Triborough Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/30	500,000	597,355
Series B 5.00% 11/15/20	1,000,000	1,245,699
Series C 5.00% 11/15/24	200,000	239,730
		9,342,779
Water & Sewer Revenue Bonds – 3.70%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution)
Series A 5.75% 6/15/40	200,000	238,946
Series BB 5.25% 6/15/44	500,000	576,575
Series FF 5.50% 6/15/40	250,000	296,433
Series HH 5.00% 6/15/32	500,000	582,330
New York State Environmental Facilities Revenue
Clean Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	595,395
5.00% 6/15/31	550,000	651,756
Series E 5.00% 5/15/20	600,000	750,227
		3,691,662
Total Municipal Bonds (cost $92,415,509)		99,027,922

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Short-Term Investments – 0.95%
¤Variable Rate Demand Notes – 0.95%
City of New York Various Subordinate Series A-7
0.11% 8/1/21 (LOC-JPMorgan Chase Bank, N.A.)	$300,000	$300,000
New York City Adjusted Series G-4
0.10% 4/1/42 (LOC-PNC Bank, N.A.)	650,000	650,000
Total Short-Term Investments (cost $950,000)		950,000

Total Value of Securities – 100.19%
(cost $93,365,509)		99,977,922
Liabilities Net of Receivables
and Other Assets – (0.19%)		(190,840)
Net Assets Applicable to 8,490,893
Shares Outstanding – 100.00%		$99,787,082

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($74,898,509 / 6,369,313 Shares)		$11.76
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($204,376 / 17,417 Shares)		$11.73
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($24,684,197 / 2,104,163 Shares)		$11.73

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$92,828,951
Distributions in excess of net investment income		(652)
Accumulated net realized gain on investments		346,370
Net unrealized appreciation of investments		6,612,413
Total net assets		$99,787,082

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$11.76
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.31

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SONYMA — Insured by State of New York Mortgage Agency

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 28, 2013 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,507,050	$2,776,282	$5,447,440

Expenses:
Management fees	270,443	344,952	675,857
Distribution expenses – Class A	125,909	130,130	287,996
Distribution expenses – Class B	1,034	4,164	533
Distribution expenses – Class C	35,994	101,170	75,896
Dividend disbursing and transfer agent
fees and expenses	31,962	37,456	77,112
Accounting and administration expenses	21,003	24,354	47,717
Audit and tax	7,324	8,057	9,459
Registration fees	6,383	5,969	4,432
Reports and statements to shareholders	6,212	5,791	10,496
Pricing fees	4,216	6,058	6,194
Legal fees	4,132	4,948	9,478
Trustees’ fees	2,639	3,021	5,738
Insurance fees	1,015	895	2,243
Dues and services	967	690	1,219
Custodian fees	907	1,663	2,931
Consulting fees	581	683	1,337
Trustees’ expenses	256	289	507
	520,977	680,290	1,219,145
Less fees waived	(38,680)	(87,461)	(129,158)
Less expense paid indirectly	(27)	(20)	(61)
Total operating expenses	482,270	592,809	1,089,926
Net Investment Income	2,024,780	2,183,473	4,357,514

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	444,426	641,535	794,645
Net change in unrealized appreciation
(depreciation) of investments	(300,330)	1,261,232	122,100
Net Realized and Unrealized Gain	144,096	1,902,767	916,745

Net Increase in Net Assets
Resulting from Operations	$2,168,876	$4,086,240	$5,274,259

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$3,553,141	$1,724,006

Expenses:
Management fees	442,184	234,356
Distribution expenses – Class A	149,020	78,192
Distribution expenses – Class B	2,422	1,082
Distribution expenses – Class C	205,152	109,893
Dividend disbursing and transfer agent
fees and expenses	51,415	27,766
Accounting and administration expenses	31,219	16,545
Audit and tax	8,683	6,478
Reports and statements to shareholders	7,292	3,171
Legal fees	5,714	3,404
Pricing fees	5,390	7,412
Registration fees	5,369	7,852
Trustees’ fees	3,818	2,106
Custodian fees	1,547	1,041
Insurance fees	1,391	576
Consulting fees	873	444
Dues and services	764	680
Trustees’ expenses	330	166
	922,583	501,164
Less fees waived	(59,187)	(78,055)
Less expense paid indirectly	(42)	(15)
Total operating expenses	863,354	423,094
Net Investment Income	2,689,787	1,300,912

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	195,197	334,777
Net change in unrealized appreciation
(depreciation) of investments	(1,401,000)	313,645
Net Realized and Unrealized Gain (Loss)	(1,205,803)	648,422

Net Increase in Net Assets
Resulting from Operations	$1,483,984	$1,949,334

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,024,780	$4,096,738
Net realized gain	444,426	1,052,973
Net change in unrealized appreciation (depreciation)	(300,330)	5,070,394
Net increase in net assets resulting from operations	2,168,876	10,220,105

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,908,947)	(3,838,812)
Class B	(3,143)	(15,982)
Class C	(109,451)	(216,639)

Net realized gain:
Class A	(976,137)	(25,133)
Class B	(2,084)	(172)
Class C	(69,528)	(1,765)
	(3,069,290)	(4,098,503)
Capital Share Transactions:
Proceeds from shares sold:
Class A	4,624,453	5,094,394
Class C	770,383	840,858

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,285,100	2,768,726
Class B	5,075	14,153
Class C	150,755	177,549
	7,835,766	8,895,680

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,939,207)	$(9,093,206)
Class B	(33,811)	(574,575)
Class C	(489,974)	(1,109,478)
	(4,462,992)	(10,777,259)
Increase (decrease) in net assets derived from
capital share transactions	3,372,774	(1,881,579)
Net Increase in Net Assets	2,472,360	4,240,023

Net Assets:
Beginning of period	107,285,390	103,045,367
End of period	$109,757,750	$107,285,390

Undistributed net investment income	$25,309	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,183,473	$3,796,238
Net realized gain	641,535	845,787
Net change in unrealized appreciation (depreciation)	1,261,232	7,598,268
Net increase in net assets resulting from operations	4,086,240	12,240,293

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,877,247)	(3,189,609)
Class B	(11,933)	(32,159)
Class C	(288,995)	(563,689)
	(2,178,175)	(3,785,457)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,876,759	34,582,426
Class B	205	30,390
Class C	4,061,434	4,936,706

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,585,770	2,265,497
Class B	9,783	22,982
Class C	238,016	454,958
	22,771,967	42,292,959

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,948,362)	$(12,958,552)
Class B	(112,041)	(539,530)
Class C	(1,645,951)	(2,910,386)
	(9,706,354)	(16,408,468)
Increase in net assets derived from
capital share transactions	13,065,613	25,884,491
Net Increase in Net Assets	14,973,678	34,339,327

Net Assets:
Beginning of period	117,555,924	83,216,597
End of period	$132,529,602	$117,555,924

Undistributed net investment income	$18,752	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$4,357,514	$9,206,125
Net realized gain	794,645	2,424,292
Net change in unrealized appreciation (depreciation)	122,100	13,431,285
Net increase in net assets resulting from operations	5,274,259	25,061,702

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,142,547)	(8,749,124)
Class B	(1,523)	(10,110)
Class C	(215,739)	(425,246)
	(4,359,809)	(9,184,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,638,790	10,143,467
Class B	—	12
Class C	2,669,084	1,744,888

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,267,559	6,567,239
Class B	1,338	5,937
Class C	190,084	360,117
	17,766,855	18,821,660

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,447,093)	$(17,038,942)
Class B	(114,218)	(463,156)
Class C	(654,148)	(1,967,053)
	(12,215,459)	(19,469,151)
Increase (decrease) in net assets derived from
capital share transactions	5,551,396	(647,491)
Net Increase in Net Assets	6,465,846	15,229,731

Net Assets:
Beginning of period	245,242,474	230,012,743
End of period	$251,708,320	$245,242,474

Undistributed net investment income	$369,057	$352,562

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,689,787	$5,103,331
Net realized gain (loss)	195,197	(134,746)
Net change in unrealized appreciation (depreciation)	(1,401,000)	6,365,479
Net increase in net assets resulting from operations	1,483,984	11,334,064

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,117,457)	(3,979,888)
Class B	(6,795)	(18,318)
Class C	(574,843)	(1,087,724)
	(2,699,095)	(5,085,930)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,357,632	27,230,993
Class B	33	133
Class C	5,005,388	9,308,402

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,626,840	2,829,553
Class B	6,778	16,152
Class C	518,726	937,685
	16,515,397	40,322,918

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,279,751)	$(14,499,061)
Class B	(170,738)	(374,954)
Class C	(2,958,313)	(6,882,006)
	(11,408,802)	(21,756,021)
Increase in net assets derived from
capital share transactions	5,106,595	18,566,897
Net Increase in Net Assets	3,891,484	24,815,031

Net Assets:
Beginning of period	160,345,214	135,530,183
End of period	$164,236,698	$160,345,214

Distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$1,300,912	$2,233,962
Net realized gain	334,777	621,955
Net change in unrealized appreciation (depreciation)	313,645	4,168,664
Net increase in net assets resulting from operations	1,949,334	7,024,581

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,022,188)	(1,681,430)
Class B	(2,775)	(13,909)
Class C	(277,663)	(520,282)

Net realized gain:
Class A	(99,909)	—
Class B	(329)	—
Class C	(35,053)	—
	(1,437,917)	(2,215,621)
Capital Share Transactions:
Proceeds from shares sold:
Class A	28,243,566	18,938,318
Class B	252	37,194
Class C	6,311,955	6,044,733

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	978,397	1,394,783
Class B	2,404	10,269
Class C	238,313	397,016
	35,774,887	26,822,313

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,159,634)	$(7,361,248)
Class B	(116,712)	(240,795)
Class C	(2,520,827)	(1,493,916)
	(10,797,173)	(9,095,959)
Increase in net assets derived from
capital share transactions	24,977,714	17,726,354
Net Increase in Net Assets	25,489,131	22,535,314

Net Assets:
Beginning of period	74,297,951	51,762,637
End of period	$99,787,082	$74,297,951

Undistributed (distributions in excess of)
net investment income	$(652)	$7,099

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.010	$11.340	$11.760	$11.090	$10.930	$11.070

0.225	0.460	0.445	0.447	0.431	0.444
0.026	0.670	(0.394)	0.668	0.158	(0.140)
0.251	1.130	0.051	1.115	0.589	0.304

(0.225)	(0.457)	(0.444)	(0.445)	(0.429)	(0.444)
(0.116)	(0.003)	(0.027)	—	—	—
(0.341)	(0.460)	(0.471)	(0.445)	(0.429)	(0.444)

$11.920	$12.010	$11.340	$11.760	$11.090	$10.930

2.10%	10.15%	0.57%	10.27%	5.64%	2.78%

$102,084	$99,953	$95,487	$108,214	$113,689	$122,027
0.84%	0.84%	0.87%	0.86%	0.75%	0.75%

0.91%	0.90%	0.93%	0.92%	0.91%	0.91%
3.79%	3.94%	3.98%	3.94%	4.07%	4.02%

3.72%	3.88%	3.92%	3.88%	3.91%	3.86%
9%	34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.020	$11.340	$11.760	$11.100	$10.940	$11.070

0.181	0.373	0.361	0.362	0.352	0.361
0.026	0.680	(0.394)	0.658	0.158	(0.130)
0.207	1.053	(0.033)	1.020	0.510	0.231

(0.181)	(0.370)	(0.360)	(0.360)	(0.350)	(0.361)
(0.116)	(0.003)	(0.027)	—	—	—
(0.297)	(0.373)	(0.387)	(0.360)	(0.350)	(0.361)

$11.930	$12.020	$11.340	$11.760	$11.100	$10.940

1.73%	9.42%	(0.18% )	9.35%	4.85%	2.10%

$194	$224	$757	$2,917	$6,509	$9,620
1.59%	1.59%	1.62%	1.61%	1.50%	1.50%

1.66%	1.65%	1.68%	1.67%	1.66%	1.66%
3.04%	3.19%	3.23%	3.19%	3.32%	3.27%

2.97%	3.13%	3.17%	3.13%	3.16%	3.11%
9%	34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.040	$11.370	$11.790	$11.120	$10.960	$11.090

0.181	0.373	0.362	0.363	0.352	0.361
0.026	0.670	(0.394)	0.668	0.158	(0.130)
0.207	1.043	(0.032)	1.031	0.510	0.231

(0.181)	(0.370)	(0.361)	(0.361)	(0.350)	(0.361)
(0.116)	(0.003)	(0.027)	—	—	—
(0.297)	(0.373)	(0.388)	(0.361)	(0.350)	(0.361)

$11.950	$12.040	$11.370	$11.790	$11.120	$10.960

1.72%	9.31%	(0.17% )	9.43%	4.84%	2.09%

$7,480	$7,108	$6,801	$7,995	$7,257	$8,806
1.59%	1.59%	1.62%	1.61%	1.50%	1.50%

1.66%	1.65%	1.68%	1.67%	1.66%	1.66%
3.04%	3.19%	3.23%	3.19%	3.32%	3.27%

2.97%	3.13%	3.17%	3.13%	3.16%	3.11%
9%	34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.210	$11.170	$11.570	$10.620	$10.800	$11.010

0.221	0.484	0.476	0.497	0.448	0.449
0.190	1.039	(0.401)	0.950	(0.182)	(0.210)
0.411	1.523	0.075	1.447	0.266	0.239

(0.221)	(0.483)	(0.475)	(0.497)	(0.446)	(0.449)
(0.221)	(0.483)	(0.475)	(0.497)	(0.446)	(0.449)

$12.400	$12.210	$11.170	$11.570	$10.620	$10.800

3.39%	13.90%	0.83%	13.92%	2.74%	2.21%

$109,920	$97,821	$67,047	$72,902	$61,132	$67,174
0.82%	0.82%	0.82%	0.82%	0.88%	0.88%

0.96%	0.97%	0.98%	0.98%	0.97%	0.97%
3.61%	4.10%	4.36%	4.48%	4.42%	4.11%

3.47%	3.95%	4.20%	4.32%	4.33%	4.02%
16%	32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.260	$11.210	$11.610	$10.670	$10.840	$11.060

0.176	0.398	0.395	0.416	0.373	0.367
0.190	1.049	(0.401)	0.940	(0.172)	(0.220)
0.366	1.447	(0.006)	1.356	0.201	0.147

(0.176)	(0.397)	(0.394)	(0.416)	(0.371)	(0.367)
(0.176)	(0.397)	(0.394)	(0.416)	(0.371)	(0.367)

$12.450	$12.260	$11.210	$11.610	$10.670	$10.840

3.00%	13.10%	0.09%	12.93%	2.07%	1.34%

$816	$905	$1,307	$3,254	$4,938	$6,589
1.57%	1.57%	1.57%	1.57%	1.63%	1.63%

1.71%	1.72%	1.73%	1.73%	1.72%	1.72%
2.86%	3.35%	3.61%	3.73%	3.67%	3.36%

2.72%	3.20%	3.45%	3.57%	3.58%	3.27%
16%	32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.230	$11.180	$11.590	$10.640	$10.810	$11.030

0.176	0.397	0.394	0.415	0.373	0.367
0.190	1.049	(0.411)	0.950	(0.172)	(0.220)
0.366	1.446	(0.017)	1.365	0.201	0.147

(0.176)	(0.396)	(0.393)	(0.415)	(0.371)	(0.367)
(0.176)	(0.396)	(0.393)	(0.415)	(0.371)	(0.367)

$12.420	$12.230	$11.180	$11.590	$10.640	$10.810

3.00%	13.13%	(0.01% )	13.06%	2.07%	1.35%

$21,794	$18,830	$14,863	$15,526	$13,530	$14,991
1.57%	1.57%	1.57%	1.57%	1.63%	1.63%

1.71%	1.72%	1.73%	1.73%	1.72%	1.72%
2.86%	3.35%	3.61%	3.73%	3.67%	3.36%

2.72%	3.20%	3.45%	3.57%	3.58%	3.27%
16%	32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.640	$10.880	$11.260	$10.600	$10.640	$10.730

0.208	0.444	0.460	0.455	0.452	0.448
0.040	0.758	(0.397)	0.661	(0.041)	(0.089)
0.248	1.202	0.063	1.116	0.411	0.359

(0.208)	(0.442)	(0.443)	(0.456)	(0.451)	(0.449)
(0.208)	(0.442)	(0.443)	(0.456)	(0.451)	(0.449)

$11.680	$11.640	$10.880	$11.260	$10.600	$10.640

2.15%	11.23%	0.71%	10.74%	4.11%	3.38%

$235,110	$230,787	$216,151	$237,545	$226,393	$234,630
0.84%	0.84%	0.88%	0.93%	0.90%	0.93%

0.95%	0.93%	0.95%	0.95%	0.95%	0.95%
3.59%	3.91%	4.30%	4.16%	4.43%	4.16%

3.48%	3.82%	4.23%	4.14%	4.38%	4.14%
15%	24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.650	$10.890	$11.270	$10.610	$10.640	$10.730

0.165	0.360	0.380	0.373	0.375	0.367
0.040	0.758	(0.397)	0.661	(0.031)	(0.089)
0.205	1.118	(0.017)	1.034	0.344	0.278

(0.165)	(0.358)	(0.363)	(0.374)	(0.374)	(0.368)
(0.165)	(0.358)	(0.363)	(0.374)	(0.374)	(0.368)

$11.690	$11.650	$10.890	$11.270	$10.610	$10.640

1.77%	10.41%	(0.04% )	9.91%	3.43%	2.60%

$59	$173	$609	$1,429	$2,693	$3,961
1.59%	1.59%	1.63%	1.68%	1.65%	1.68%

1.70%	1.68%	1.70%	1.70%	1.70%	1.70%
2.84%	3.16%	3.55%	3.41%	3.68%	3.41%

2.73%	3.07%	3.48%	3.39%	3.63%	3.39%
15%	24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.670	$10.910	$11.290	$10.630	$10.660	$10.750

0.165	0.360	0.381	0.374	0.375	0.367
0.040	0.758	(0.397)	0.661	(0.031)	(0.089)
0.205	1.118	(0.016)	1.035	0.344	0.278

(0.165)	(0.358)	(0.364)	(0.375)	(0.374)	(0.368)
(0.165)	(0.358)	(0.364)	(0.375)	(0.374)	(0.368)

$11.710	$11.670	$10.910	$11.290	$10.630	$10.660

1.77%	10.39%	(0.03% )	9.90%	3.43%	2.60%

$16,539	$14,282	$13,253	$15,155	$11,542	$9,836
1.59%	1.59%	1.63%	1.68%	1.65%	1.68%

1.70%	1.68%	1.70%	1.70%	1.70%	1.70%
2.84%	3.16%	3.55%	3.41%	3.68%	3.41%

2.73%	3.07%	3.48%	3.39%	3.63%	3.39%
15%	24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.240	$11.730	$12.120	$11.490	$11.260	$11.260

0.214	0.438	0.438	0.431	0.436	0.437
(0.089)	0.509	(0.385)	0.633	0.228	—
0.125	0.947	0.053	1.064	0.664	0.437

(0.215)	(0.437)	(0.436)	(0.434)	(0.434)	(0.437)
—	—	(0.007)	—	—	—
(0.215)	(0.437)	(0.443)	(0.434)	(0.434)	(0.437)

$12.150	$12.240	$11.730	$12.120	$11.490	$11.260

1.03%	8.21%	0.56%	9.44%	6.12%	3.93%

$120,824	$119,025	$98,821	$104,287	$86,445	$72,237
0.88%	0.88%	0.90%	0.94%	0.88%	0.85%

0.95%	0.94%	0.96%	0.96%	0.96%	0.96%
3.54%	3.65%	3.78%	3.66%	3.94%	3.87%

3.47%	3.59%	3.72%	3.64%	3.86%	3.76%
7%	17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.220	$11.710	$12.100	$11.470	$11.240	$11.240

0.168	0.348	0.350	0.343	0.353	0.353
(0.089)	0.509	(0.385)	0.633	0.228	—
0.079	0.857	(0.035)	0.976	0.581	0.353

(0.169)	(0.347)	(0.348)	(0.346)	(0.351)	(0.353)
—	—	(0.007)	—	—	—
(0.169)	(0.347)	(0.355)	(0.346)	(0.351)	(0.353)

$12.130	$12.220	$11.710	$12.100	$11.470	$11.240

0.65%	7.41%	(0.19% )	8.64%	5.34%	3.17%

$414	$582	$912	$2,450	$3,359	$5,123
1.63%	1.63%	1.65%	1.69%	1.63%	1.60%

1.70%	1.69%	1.71%	1.71%	1.71%	1.71%
2.79%	2.90%	3.03%	2.91%	3.19%	3.12%

2.72%	2.84%	2.97%	2.89%	3.11%	3.01%
7%	17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.230	$11.720	$12.110	$11.480	$11.250	$11.250

0.168	0.348	0.351	0.342	0.353	0.352
(0.089)	0.509	(0.385)	0.633	0.228	—
0.079	0.857	(0.034)	0.975	0.581	0.352

(0.169)	(0.347)	(0.349)	(0.345)	(0.351)	(0.352)
—	—	(0.007)	—	—	—
(0.169)	(0.347)	(0.356)	(0.345)	(0.351)	(0.352)

$12.140	$12.230	$11.720	$12.110	$11.480	$11.250

0.65%	7.41%	(0.20% )	8.63%	5.34%	3.16%

$42,999	$40,738	$35,797	$35,591	$19,176	$11,490
1.63%	1.63%	1.65%	1.69%	1.63%	1.60%

1.70%	1.69%	1.71%	1.71%	1.71%	1.71%
2.79%	2.90%	3.03%	2.91%	3.19%	3.12%

2.72%	2.84%	2.97%	2.89%	3.11%	3.01%
7%	17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.670	$10.800	$11.150	$10.450	$10.300	$10.300

0.191	0.426	0.406	0.429	0.409	0.411
0.110	0.867	(0.351)	0.700	0.148	—
0.301	1.293	0.055	1.129	0.557	0.411

(0.192)	(0.423)	(0.405)	(0.429)	(0.407)	(0.411)
(0.019)	—	—	—	—	—
(0.211)	(0.423)	(0.405)	(0.429)	(0.407)	(0.411)

$11.760	$11.670	$10.800	$11.150	$10.450	$10.300

2.59%	12.18%	0.63%	11.02%	5.65%	4.04%

$74,899	$53,456	$37,051	$37,716	$22,780	$15,340
0.80%	0.80%	0.80%	0.80%	0.85%	0.85%

0.98%	1.01%	1.05%	1.07%	1.10%	1.09%
3.25%	3.77%	3.82%	3.94%	4.10%	3.97%

3.07%	3.56%	3.57%	3.67%	3.85%	3.73%
8%	28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.650	$10.780	$11.120	$10.420	$10.270	$10.280

0.147	0.341	0.326	0.347	0.334	0.333
0.100	0.867	(0.341)	0.700	0.148	(0.010)
0.247	1.208	(0.015)	1.047	0.482	0.323

(0.148)	(0.338)	(0.325)	(0.347)	(0.332)	(0.333)
(0.019)	—	—	—	—	—
(0.167)	(0.338)	(0.325)	(0.347)	(0.332)	(0.333)

$11.730	$11.650	$10.780	$11.120	$10.420	$10.270

2.12%	11.36%	(0.04% )	10.21%	4.88%	3.17%

$204	$318	$477	$736	$1,018	$1,549
1.55%	1.55%	1.55%	1.55%	1.60%	1.60%

1.73%	1.76%	1.80%	1.82%	1.85%	1.84%
2.50%	3.02%	3.07%	3.19%	3.35%	3.22%

2.32%	2.81%	2.82%	2.92%	3.10%	2.98%
8%	28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.640	$10.780	$11.120	$10.420	$10.270	$10.280

0.147	0.340	0.326	0.346	0.333	0.333
0.110	0.857	(0.341)	0.700	0.148	(0.010)
0.257	1.197	(0.015)	1.046	0.481	0.323

(0.148)	(0.337)	(0.325)	(0.346)	(0.331)	(0.333)
(0.019)	—	—	—	—	—
(0.167)	(0.337)	(0.325)	(0.346)	(0.331)	(0.333)

$11.730	$11.640	$10.780	$11.120	$10.420	$10.270

2.21%	11.26%	(0.04% )	10.20%	4.88%	3.17%

$24,684	$20,524	$14,235	$13,462	$5,651	$2,049
1.55%	1.55%	1.55%	1.55%	1.60%	1.60%

1.73%	1.76%	1.80%	1.82%	1.85%	1.84%
2.50%	3.02%	3.07%	3.19%	3.35%	3.22%

2.32%	2.81%	2.82%	2.92%	3.10%	2.98%
8%	28%	54%	15%	36%	28%

Notes to financial statements
Delaware Investments® state tax-free funds	February 28, 2013 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years ( Aug. 31, 2009– Aug. 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Funds declare dividends daily from net investment income and pay the dividends monthly and declare and pay distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2013.

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2013, the Funds earned the following amounts under this agreement:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$27	$20	$61	$42	$15

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets through Dec. 27, 2013. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2013, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$2,629	$3,048	$5,972	$3,907	$2,071

DSC is also the transfer agent and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares.

At Feb. 28, 2013, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fees payable to DMC	$37,477	$40,894	$90,373	$57,763	$25,950
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,263	2,728	5,180	3,377	2,023
Distribution fees
payable to DDLP	25,386	38,099	57,333	55,944	32,814
Other expenses payable to
DMC and affiliates*	1,788	2,485	3,670	2,608	2,523

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended Feb. 28, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$1,393	$1,593	$3,159	$2,067	$1,065

For the six months ended Feb. 28, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$7,507	$14,199	$21,847	$20,279	$25,790

For the six months ended Feb. 28, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$—	$—	$—	$—	$—
Class B	—	4	—	667	—
Class C	—	—	—	719	128
Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$12,078,404	$31,241,392	$40,469,587	$19,229,399	$32,384,673
Sales	9,246,139	19,408,005	37,364,888	11,012,946	6,872,649

At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until the fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$102,730,133	$122,023,356	$233,177,269	$154,191,720	$93,335,674
Aggregate
unrealized
appreciation	$8,246,089	$10,581,824	$19,475,747	$10,822,478	$6,764,919
Aggregate
unrealized
(depreciation)	(50,900)	(290,029)	(517,634)	(66,816)	(122,671)
Net unrealized
appreciation	$8,195,189	$10,291,795	$18,958,113	$10,755,662	$6,642,248

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2013:

	Delaware Tax-Free Arizona Fund
		Level 2
Municipal Bonds		$110,925,322

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$129,169,166	$129,169,166
Short-Term Investments	345,985	2,800,000	3,145,985
Total	$345,985	$131,969,166	$132,315,151

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$248,602,221	$248,602,221
Short-Term Investments	1,728,161	1,805,000	3,533,161
Total	$1,728,161	$250,407,221	$252,135,382

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$164,076,241	$164,076,241
Short-Term Investment	871,141	—	871,141
Total	$871,141	$164,076,241	$164,947,382

	Delaware Tax-Free New York Fund
		Level 2
Municipal Bonds		$99,027,922
Short-Term Investments		950,000
Total		$99,977,922

During the six months ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/28/13*
Tax-exempt income	$2,021,541	$2,178,175	$4,359,809	$2,699,095	$1,302,626
Long-term capital gains	1,047,749	—	—	—	135,291
Total	$3,069,290	$2,178,175	$4,359,809	$2,699,095	$1,437,917

Year Ended 8/31/12
Tax-exempt income	$4,071,429	$3,785,457	$9,184,480	$5,085,903	$2,214,770
Ordinary income	4	—	—	27	851
Long-term capital gains	27,070	—	—	—	—
Total	$4,098,503	$3,785,457	$9,184,480	$5,085,930	$2,215,621

*Tax information for the six months ended Feb. 28, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of Feb. 28, 2013, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$101,378,575	$121,947,581	$233,257,877	$154,464,629	$92,828,951
Undistributed
tax-exempt
income	92,806	90,557	512,463	72,017	45,192
Undistributed
ordinary
income	5,513	215,305	—	—	128,737
Undistributed
long-term
capital gains	153,164	56,169	—	—	187,798
Distributions
payable	(67,497)	(71,805)	(143,406)	(88,661)	(45,844)
Realized gains
(losses)
9/1/12–2/28/13	—	369,988	794,596	(103,166)	—
Capital loss
carryforwards as
of 8/31/12	—	(369,988)	(1,671,323)	(863,783)	—
Unrealized
appreciation	8,195,189	10,291,795	18,958,113	10,755,662	6,642,248
Net assets	$109,757,750	$132,529,602	$251,708,320	$164,236,698	$99,787,082

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferred on losses on wash sales and tax treatment of market discount and premium on debt instruments and distributions payable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended Feb. 28, 2013, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(3,239)	$(5,309)	$18,790	$9,308	$(6,037)
Accumulated net realized
gain (loss)	3,239	5,309	(18,790)	(9,308)	6,037

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2012 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2014	$—	$—	$1,627,145	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—
Total	$—	$369,988	$1,671,323	$—	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free Idaho Fund	$863,783	$—

For the six months ended Feb. 28, 2013, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free
California Fund	Colorado Fund	Idaho Fund
$369,988	$794,596	$(103,166)

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	383,276	439,537	1,364,250	2,916,355	996,815	895,891
Class B	—	—	17	2,492	—	—
Class C	63,883	71,479	328,193	415,741	227,906	151,986
Shares issued upon reinvestment of dividends and distributions:
Class A	190,373	236,927	128,399	192,283	280,031	580,278
Class B	422	1,218	789	1,958	114	529
Class C	12,517	15,162	19,245	38,704	16,250	31,740
	650,471	764,323	1,840,893	3,567,533	1,521,116	1,660,424
Shares redeemed:
Class A	(328,429)	(779,149)	(641,163)	(1,100,987)	(979,642)	(1,507,938)
Class B	(2,845)	(49,279)	(9,132)	(47,147)	(9,873)	(41,596)
Class C	(40,569)	(94,840)	(132,658)	(243,641)	(55,961)	(174,363)
	(371,843)	(923,268)	(782,953)	(1,391,775)	(1,045,476)	(1,723,897)
Net increase
(decrease)	278,628	(158,945)	1,057,940	2,175,758	475,640	(63,473)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	766,714	2,264,249	2,400,208	1,677,664
Class B	3	11	21	3,300
Class C	411,334	773,648	536,497	538,503
Shares issued upon reinvestment of dividends and distributions:
Class A	133,523	235,429	83,138	123,671
Class B	557	1,347	205	917
Class C	42,601	78,088	20,303	35,307
	1,354,732	3,352,772	3,040,372	2,379,362
Shares redeemed:
Class A	(678,262)	(1,203,335)	(694,079)	(651,615)
Class B	(14,062)	(31,696)	(10,079)	(21,163)
Class C	(242,409)	(576,195)	(215,340)	(132,201)
	(934,733)	(1,811,226)	(919,498)	(804,979)
Net increase	419,999	1,541,546	2,120,874	1,574,383

For the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	769	770	$9,191	9,844	9,861	$115,358
Delaware Tax-Free
California Fund	5,496	5,519	67,074	25,311	25,461	290,956
Delaware Tax-Free
Colorado Fund	5,524	5,536	63,977	19,768	19,816	221,534
Delaware Tax-Free
Idaho Fund	2,382	2,382	28,852	11,453	11,457	135,471
Delaware Tax-Free
New York Fund	303	302	3,512	1,349	1,349	14,846

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Feb. 28, 2013 or at any time during the period then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation within the states, regional or local economic conditions and

Notes to financial statements
Delaware Investments® state tax-free funds

8. Credit and Market Risk (continued)

differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2013, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
18.27%	5.37%	13.56%	15.04%	2.51%

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Feb. 28, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2013